UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2017

DATE OF REPORTING PERIOD: January 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS January 31, 2017 (UNAUDITED)

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (93.0%)
	Consumer Discretionary (17.9%)
71,620	Amazon.com, Inc.#	$58,977,638
107,400	CarMax, Inc.#	7,164,654
269,900	Choice Hotels International, Inc.	14,979,450
203,500	Columbia Sportswear Company	11,064,295
597,100	Comcast Corp. - Class A	45,033,282
163,900	DeVry Education Group, Inc.	5,490,650
454,100	DISH Network Corp.#	26,869,097
86,900	Expedia, Inc.	10,566,171
35,200	Home Depot, Inc.	4,842,816
149,100	Liberty Broadband Corp.#	12,476,688
159,500	MGM Resorts International#	4,593,600
41,700	Mohawk Industries, Inc.#	9,000,528
67,200	Panera Bread Company - Class A#	14,048,832
673,300	PulteGroup, Inc.	14,482,683
103,800	Royal Caribbean Cruises, Ltd.	9,718,794
404,100	Starbucks Corp.	22,314,402
343,700	Walt Disney Company	38,030,405
139,000	Yum! Brands, Inc.	9,108,670

		318,762,655

	Consumer Staples (4.1%)
30,000	Constellation Brands, Inc.	4,492,800
512,800	Kroger Company	17,414,688
533,865	Mondelez International, Inc. - Class A	23,639,542
632,700	Monster Beverage Corp.#	26,953,020

		72,500,050

	Energy (4.4%)
261,900	Halliburton Company	14,815,683
89,100	Hess Corp.	4,827,438
546,100	Newfield Exploration Company#	21,887,688
47,800	Pioneer Natural Resources Company	8,614,994
199,900	Schlumberger, Ltd.	16,733,629
348,600	Tenaris, SA	12,214,944

		79,094,376

	Financials (5.5%)
264,700	CBOE Holdings, Inc.	21,075,414
408,900	E*TRADE Financial Corp.#	15,313,305
266,100	First Horizon National Corp.	5,322,000
358,500	Intercontinental Exchange, Inc.	20,922,060
177,200	PRA Group, Inc.#	7,052,560
242,900	Synchrony Financial	8,700,678
154,400	Texas Capital Bancshares, Inc.#	12,738,000
172,400	Zions Bancorporation	7,273,556

		98,397,573

	Health Care (14.3%)
358,718	Acadia Healthcare Company, Inc.#^	13,764,010
188,100	Aetna, Inc.	22,310,541
59,800	Align Technology, Inc.#	5,483,062
62,400	Allergan, PLC#	13,658,736
711,125	Baxter International, Inc.	34,069,999
233,360	BioMarin Pharmaceutical, Inc.#	20,449,337
259,550	Celgene Corp.#	30,146,732
72,800	Cooper Companies, Inc.	13,439,608

NUMBER OF SHARES		VALUE

72,900	Edwards Lifesciences Corp.#	$7,015,896
125,400	HCA Holdings, Inc.#	10,067,112
430,658	Hologic, Inc.#	17,454,569
153,100	Incyte Corp.#	18,557,251
125,800	Jazz Pharmaceuticals, PLC#	15,337,536
590,600	Zoetis, Inc.	32,447,564

		254,201,953

	Industrials (11.4%)
368,600	AECOM#	13,612,398
337,300	BWX Technologies, Inc.	13,994,577
116,900	Cintas Corp.	13,573,259
274,300	Colfax Corp.#	10,697,700
409,200	CSX Corp.	18,982,788
145,200	Flowserve Corp.	7,138,032
365,700	Genesee & Wyoming, Inc. - Class A#	27,559,152
105,400	L3 Technologies, Inc.	16,725,926
144,100	Masco Corp.	4,748,095
74,600	Parker-Hannifin Corp.	10,975,898
234,100	Spirit Airlines, Inc.#	12,650,764
398,600	Waste Connections, Inc.	32,007,580
282,800	Waste Management, Inc.	19,654,600

		202,320,769

	Information Technology (31.3%)
130,000	Akamai Technologies, Inc.#	8,916,700
86,300	Alphabet, Inc. - Class A#	70,782,397
661,600	Apple, Inc.	80,285,160
391,300	Applied Materials, Inc.	13,402,025
268,300	Booz Allen Hamilton Holding Corp.	9,073,906
87,100	Computer Sciences Corp.	5,417,620
332,700	Corning, Inc.	8,813,223
291,500	eBay, Inc.#	9,278,445
609,100	Facebook, Inc. - Class A#	79,377,912
263,050	Fidelity National Information Services, Inc.	20,891,431
992,500	First Data Corp.#	15,224,950
127,850	FleetCor Technologies, Inc.#	18,856,596
87,200	Harris Corp.	8,956,312
875,125	InterXion Holding, NV#	33,631,054
202,000	Intuit, Inc.	23,953,160
264,600	Lumentum Holdings, Inc.#	10,041,570
663,900	Microsoft Corp.	42,921,135
212,100	PTC, Inc.#	11,150,097
232,000	Salesforce.com, Inc.#	18,351,200
145,700	Tech Data Corp.#	12,466,092
45,000	Ultimate Software Group, Inc.#	8,714,700
550,400	Visa, Inc. - Class A	45,523,584

		556,029,269

	Materials (2.8%)
109,800	Celanese Corp.	9,267,120
128,800	Eagle Materials, Inc.	13,469,904
369,900	Steel Dynamics, Inc.	12,506,319
107,200	Vulcan Materials Company	13,756,976

		49,000,319

	Telecommunication Services (1.3%)
235,700	T-Mobile USA, Inc.#	14,677,039

See accompanying Notes to Schedule of Investments

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

276,300	Zayo Group Holdings, Inc.#	$8,830,548

		23,507,587

	TOTAL COMMON STOCKS (Cost $1,320,334,500)	1,653,814,551

SHORT TERM INVESTMENTS (5.9%)
52,190,319	Fidelity Prime Money Market Fund - Institutional Class	52,211,195
52,062,126	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	52,062,126
	TOTAL SHORT TERM INVESTMENTS (Cost $104,273,301)	104,273,321

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.4%)
5,168,959	Deutsche Bank Securities, Inc.† 0.520%, 02/01/17	5,168,959

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

1,936,938	Goldman Sachs Financial Square Government Fund	$1,936,938

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $7,105,897)	7,105,897

TOTAL INVESTMENTS (99.3%) (Cost $1,431,713,698)		1,765,193,769

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.4%)		(7,105,897)

OTHER ASSETS, LESS LIABILITIES (1.1%)		20,172,417

NET ASSETS (100.0%)		$1,778,260,289

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
†	Repurchase agreement collateralized by the following security: 5,282,744 United States Treasury Note, 1.875%, 08/31/22.

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.8%)
	Consumer Discretionary (4.8%)
3,600	Carnival Corp.	$199,368
4,200	Dick’s Sporting Goods, Inc.	216,720
6,900	Discovery Communications, Inc. - Class A#	195,615
2,700	Foot Locker, Inc.	185,058
13,400	Ford Motor Company	165,624
4,810	General Motors Company, Inc.	176,094
7,660	Gentex Corp.	160,017
1,200	Lear Corp.	170,508
840	Mohawk Industries, Inc.#	181,306
3,530	Nike, Inc. - Class B	186,737
1,490	PVH Corp.	139,777
1,875	Signet Jewelers, Ltd.	145,631
4,700	Target Corp.	303,056
3,600	Time Warner, Inc.	348,660

		2,774,171

	Consumer Staples (6.6%)
3,965	Archer-Daniels-Midland Company	175,491
3,640	Brown-Forman Corp. - Class B	165,984
2,440	Colgate-Palmolive Company	157,575
2,300	CVS Health Corp.	181,263
1,240	JM Smucker Company	168,454
1,370	Kimberly-Clark Corp.	165,948
3,775	Mondelez International, Inc. - Class A	167,157
5,050	Philip Morris International, Inc.	485,457
14,140	Procter & Gamble Company	1,238,664
9,775	Wal-Mart Stores, Inc.	652,384
3,360	Walgreens Boots Alliance, Inc.	275,318

		3,833,695

	Energy (13.7%)
4,030	Anadarko Petroleum Corp.	280,206
2,850	Apache Corp.	170,487
5,800	Baker Hughes, Inc.	365,864
10,000	Chevron Corp.	1,113,500
1,200	Concho Resources, Inc.#	167,328
6,820	ConocoPhillips	332,543
6,188	Devon Energy Corp.	281,802
4,350	Dril-Quip, Inc.#	270,570
3,730	EOG Resources, Inc.	378,893
22,100	Exxon Mobil Corp.	1,853,969
3,115	Halliburton Company	176,216
7,970	Kinder Morgan, Inc.	178,050
4,460	Occidental Petroleum Corp.	302,254
2,000	Phillips 66	163,240
1,450	Pioneer Natural Resources Company	261,333
14,640	Rowan Companies, Inc.#	262,349
7,895	Schlumberger, Ltd.	660,890
5,170	TechnipFMC, PLC#	173,815
2,050	Tesoro Corp.	165,743
3,850	Valero Energy Corp.	253,176
3,815	World Fuel Services Corp.	169,691

		7,981,919

	Financials (29.5%)
3,790	Allstate Corp.	285,046
5,800	American Express Company	443,004
3,490	American International Group, Inc.	224,267

NUMBER OF SHARES		VALUE

1,785	Ameriprise Financial, Inc.	$200,402
3,150	Aspen Insurance Holdings, Ltd.	177,660
60,500	Bank of America Corp.	1,369,720
2,570	Bank of Hawaii Corp.	220,789
3,630	Bank of New York Mellon Corp.	162,370
10,461	Berkshire Hathaway, Inc. - Class B#	1,717,069
980	BlackRock, Inc.	366,500
6,805	Brown & Brown, Inc.	286,695
2,860	Camden Property Trust	239,010
2,880	Capital One Financial Corp.	251,683
5,080	Charles Schwab Corp.	209,499
1,080	Chubb Corp.	142,009
2,675	Cincinnati Financial Corp.	188,802
15,880	Citigroup, Inc.	886,580
4,509	Commerce Bancshares, Inc.	254,894
2,400	Cullen/Frost Bankers, Inc.	214,560
4,305	Discover Financial Services	298,250
5,875	E*TRADE Financial Corp.#	220,019
1,310	Goldman Sachs Group, Inc.	300,409
5,480	Hartford Financial Services Group, Inc.	266,931
19,405	JPMorgan Chase & Company	1,642,245
4,220	LPL Financial Holdings, Inc.	165,846
2,550	MetLife, Inc.	138,746
8,690	Morgan Stanley	369,238
2,355	Northern Trust Corp.	195,371
1,290	PNC Financial Services Group, Inc.	155,393
6,390	Principal Financial Group, Inc.	364,805
8,340	Progressive Corp.	312,250
13,700	Regions Financial Corp.	197,417
2,035	Reinsurance Group of America, Inc.	255,331
2,530	State Street Corp.	192,786
4,930	SunTrust Banks, Inc.	280,123
1,075	SVB Financial Group#	185,147
4,950	Synchrony Financial	177,309
6,590	Synovus Financial Corp.	274,671
2,330	T. Rowe Price Group, Inc.	157,135
10,000	TCF Financial Corp.	173,500
3,335	Torchmark Corp.	245,256
5,425	Unum Group	246,458
10,140	US Bancorp	533,871
26,740	Wells Fargo & Company	1,506,264
5,865	Western Alliance Bancorp#	289,614
3,630	WR Berkley Corp.	243,972

		17,228,916

	Health Care (10.1%)
4,750	Abbott Laboratories	198,408
4,020	Agilent Technologies, Inc.	196,859
5,700	Baxter International, Inc.	273,087
2,800	Cardinal Health, Inc.	209,888
12,085	Johnson & Johnson	1,368,626
4,100	Medtronic, PLC	311,682
17,425	Merck & Company, Inc.	1,080,176
3,415	PerkinElmer, Inc.	181,644
33,100	Pfizer, Inc.	1,050,263
2,195	Quest Diagnostics, Inc.	201,764
990	Teleflex, Inc.	166,053
1,360	United Therapeutics Corp.#	222,537
1,450	UnitedHealth Group, Inc.	235,045

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

1,500	WellCare Health Plans, Inc.#	$218,310

		5,914,342

	Industrials (11.6%)
6,285	Allison Transmission Holdings, Inc.	219,849
3,570	Ametek, Inc.	182,427
1,300	Boeing Company	212,446
1,700	Carlisle Companies, Inc.	185,487
1,470	Caterpillar, Inc.	140,620
2,180	Cummins, Inc.	320,482
2,440	DCT Industrial Trust, Inc.	109,044
2,235	Eaton Corp., PLC	158,193
2,510	Emerson Electric Company	147,237
1,370	General Dynamics Corp.	248,080
33,700	General Electric Company	1,000,890
1,890	IDEX Corp.	170,402
2,615	Ingersoll-Rand, PLC	207,500
16,700	JetBlue Airways Corp.#	327,487
1,120	Lennox International, Inc.	175,627
2,370	MSC Industrial Direct Company, Inc. - Class A	242,096
4,320	Owens Corning	238,680
1,965	Parker-Hannifin Corp.	289,110
1,270	Raytheon Company	183,083
2,030	Regal Beloit Corp.	147,378
1,055	Rockwell Automation, Inc.	156,129
3,800	Spirit AeroSystems Holdings, Inc., - Class A	228,190
1,630	Stanley Black & Decker, Inc.	202,120
4,400	Timken Company	195,360
5,050	Union Pacific Corp.	538,229
1,650	United Parcel Service, Inc. - Class B	180,065
2,030	United Technologies Corp.	222,630
2,870	Xylem, Inc.	141,520

		6,770,361

	Information Technology (10.0%)
1,950	Accenture, PLC - Class A	222,046
3,350	Analog Devices, Inc.	251,049
2,100	Ansys, Inc.#	195,846
2,001	Apple, Inc.	242,821
5,495	Applied Materials, Inc.	188,204
5,250	CA, Inc.	164,168
23,900	Cisco Systems, Inc.	734,208
4,600	CoreLogic, Inc.#	162,242
6,700	FLIR Systems, Inc.	236,711
23,600	Intel Corp.	868,952
1,660	International Business Machines Corp.	289,703
1,660	Lam Research Corp.	190,668
2,110	Motorola Solutions, Inc.	170,298
6,735	NetApp, Inc.	258,085
4,700	Oracle Corp.	188,517
3,600	Paychex, Inc.	217,044
7,700	QUALCOMM, Inc.	411,411
3,900	Synopsys, Inc.#	245,271
4,980	Trimble, Inc.#	147,508
2,345	VMware, Inc. - Class A#^	205,281
4,100	Xilinx, Inc.	238,620

		5,828,653

	Materials (3.2%)
1,150	Air Products & Chemicals, Inc.	160,724
3,270	Celanese Corp.	275,988

NUMBER OF SHARES		VALUE

4,500	Dow Chemical Company	$268,335
2,295	E.I. du Pont de Nemours and Company	173,272
1,810	Eagle Materials, Inc.	189,290
3,090	Eastman Chemical Company	239,475
930	Martin Marietta Materials, Inc.	213,528
415	NewMarket Corp.	178,936
3,385	Worthington Industries, Inc.	161,769

		1,861,317

		Real Estate (3.2%)
1,350	AvalonBay Communities, Inc.	233,968
1,040	Boston Properties, Inc.	136,136
1,950	Digital Realty Trust, Inc.	209,879
10,700	Host Hotels & Resorts, Inc.	193,349
1,150	Mid-America Apartment Communities, Inc.	109,193
5,000	Prologis, Inc.	244,250
1,800	SL Green Realty Corp.	196,146
2,940	Tanger Factory Outlet Centers, Inc.	100,519
2,030	Vornado Realty Trust	215,809
1,680	Welltower, Inc.	111,384
4,570	Weyerhaeuser Company	143,178

		1,893,811

		Telecommunication Services (3.1%)
29,380	AT&T, Inc.	1,238,661
7,800	CenturyLink, Inc.	201,708
7,620	Verizon Communications, Inc.	373,456

		1,813,825

		Utilities (4.0%)
3,480	Ameren Corp.	183,222
2,270	American Water Works Company, Inc.	166,709
4,055	CMS Energy Corp.	172,743
2,480	Dominion Resources, Inc.	189,174
3,420	Duke Energy Corp.	268,607
4,345	Exelon Corp.	155,899
6,220	Great Plains Energy, Inc.	171,361
2,150	NextEra Energy, Inc.	265,998
2,790	PG&E Corp.	172,673
3,800	PPL Corp.	132,392
2,655	Public Service Enterprise Group, Inc.	117,484
3,835	Southern Company	189,564
2,850	WEC Energy Group, Inc.	168,292

		2,354,118

	TOTAL COMMON STOCKS (Cost $52,178,379)	58,255,128

SHORT TERM INVESTMENTS (0.2%)
61,740	Fidelity Prime Money Market Fund - Institutional Class	61,765
61,689	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	61,689

	TOTAL SHORT TERM INVESTMENTS (Cost $123,454)	123,454

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.2%)
73,047	Deutsche Bank Securities, Inc.† 0.520%, 02/01/17	$73,047
27,373	Goldman Sachs Financial Square Government Fund	27,373

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $100,420)	100,420

TOTAL INVESTMENTS (100.2%) (Cost $52,402,253)		58,479,002

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.2%)		(100,420)

OTHER ASSETS, LESS LIABILITIES (0.0%)		5,767

NET ASSETS (100.0%)		$58,384,349

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
†	Repurchase agreement collateralized by the following security: 74,656 United States Treasury Note, 1.875%, 08/31/22.

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (98.7%)
	Consumer Discretionary (13.2%)
645	Amazon.com, Inc.#	$531,145
685	Charter Communications, Inc.#	221,906
4,550	Comcast Corp. - Class A	343,161
8,340	Ford Motor Company	103,082
3,530	General Motors Company, Inc.	129,233
2,230	Home Depot, Inc.	306,803
2,040	Lowe’s Companies, Inc.	149,083
2,505	McDonald’s Corp.	307,038
3,120	Newell Rubbermaid, Inc.	147,670
3,100	Nike, Inc. - Class B	163,990
1,760	Omnicom Group, Inc.	150,744
130	Priceline Group, Inc.#	204,767
1,205	Royal Caribbean Cruises, Ltd.	112,824
400	Sherwin-Williams Company	121,524
4,015	Starbucks Corp.	221,708
2,165	Target Corp.	139,599
2,315	Time Warner, Inc.	224,208
3,100	Walt Disney Company	343,015

		3,921,500

	Consumer Staples (8.8%)
3,820	Altria Group, Inc.	271,908
6,605	Coca-Cola Company	274,570
1,500	Costco Wholesale Corp.	245,925
1,105	CVS Health Corp.	87,085
4,675	Mondelez International, Inc. - Class A	207,009
3,675	PepsiCo, Inc.	381,391
2,605	Philip Morris International, Inc.	250,419
3,715	Procter & Gamble Company	325,434
2,845	Reynolds American, Inc.	171,070
2,060	Wal-Mart Stores, Inc.	137,484
3,460	Walgreens Boots Alliance, Inc.	283,512

		2,635,807

	Energy (7.6%)
2,875	Anadarko Petroleum Corp.	199,899
2,745	Chevron Corp.	305,656
2,915	ConocoPhillips	142,135
1,520	EOG Resources, Inc.	154,402
5,445	Exxon Mobil Corp.	456,781
4,050	Halliburton Company	229,108
1,945	Hess Corp.	105,380
1,500	Marathon Petroleum Corp.	72,075
2,100	Occidental Petroleum Corp.	142,317
1,020	Phillips 66	83,252
460	Pioneer Natural Resources Company	82,906
3,315	Schlumberger, Ltd.	277,499

		2,251,410

	Financials (14.1%)
1,735	American Express Company	132,519
2,850	American International Group, Inc.	183,141
16,135	Bank of America Corp.	365,297
3,400	Bank of New York Mellon Corp.	152,082
4,780	BB&T Corp.	220,788
2,795	Berkshire Hathaway, Inc. - Class B#	458,771
4,290	Charles Schwab Corp.	176,920
4,905	Citigroup, Inc.	273,846

NUMBER OF SHARES		VALUE

685	Goldman Sachs Group, Inc.	$157,084
5,005	Intercontinental Exchange, Inc.	292,092
8,365	JPMorgan Chase & Company	707,930
3,690	MetLife, Inc.	200,773
4,525	Morgan Stanley	192,267
820	PNC Financial Services Group, Inc.	98,777
1,545	Prudential Financial, Inc.	162,395
685	Travelers Companies, Inc.	80,679
6,230	Wells Fargo & Company~	350,936

		4,206,297

	Health Care (13.8%)
2,100	Abbott Laboratories	87,717
2,745	AbbVie, Inc.	167,747
1,390	Aetna, Inc.	164,868
630	Allergan, PLC#	137,901
1,400	Amgen, Inc.	219,352
675	Anthem, Inc.	104,045
1,900	Baxter International, Inc.	91,029
2,745	Bristol-Myers Squibb Company	134,944
1,635	Cardinal Health, Inc.	122,560
1,865	Celgene Corp.#	216,620
2,790	Gilead Sciences, Inc.	202,136
480	Illumina, Inc.#	76,848
4,910	Johnson & Johnson~	556,057
760	Laboratory Corp. of America Holdings#	102,000
2,170	Medtronic, PLC	164,963
5,450	Merck & Company, Inc.	337,846
11,465	Pfizer, Inc.	363,784
1,265	Stryker Corp.	156,265
875	Thermo Fisher Scientific, Inc.	133,341
2,465	UnitedHealth Group, Inc.	399,576
1,500	Zimmer Biomet Holdings, Inc.	177,495

		4,117,094

	Industrials (9.9%)
2,205	Boeing Company	360,341
3,800	CSX Corp.	176,282
5,950	Delta Air Lines, Inc.	281,078
4,340	Eaton Corp., PLC	307,185
12,000	General Electric Company	356,400
3,080	Honeywell International, Inc.	364,426
2,000	Ingersoll-Rand, PLC	158,700
705	Lockheed Martin Corp.	177,188
3,875	Southwest Airlines Company	202,701
1,600	Union Pacific Corp.	170,528
975	United Parcel Service, Inc. - Class B	106,402
2,600	United Technologies Corp.	285,142

		2,946,373

	Information Technology (21.4%)
1,530	Accenture, PLC - Class A	174,221
150	Alphabet, Inc. - Class A#	123,029
860	Alphabet, Inc. - Class C#	685,239
8,110	Apple, Inc.	984,148
5,650	Applied Materials, Inc.	193,513
10,300	Cisco Systems, Inc.	316,416
2,100	Electronic Arts, Inc.#	175,203
4,335	Facebook, Inc. - Class A#	564,937
8,905	Intel Corp.	327,882

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

1,455	International Business Machines Corp.	$253,927
2,060	Lam Research Corp.	236,612
2,210	MasterCard, Inc. - Class A	234,989
14,880	Microsoft Corp.	961,992
1,050	NVIDIA Corp.	114,639
1,115	Red Hat, Inc.#	84,606
2,830	Salesforce.com, Inc.#	223,853
2,575	Texas Instruments, Inc.	194,515
3,990	Visa, Inc. - Class A	330,013
3,220	Xilinx, Inc.	187,404

		6,367,138

	Materials (2.6%)
1,700	Avery Dennison Corp.	124,134
5,350	Dow Chemical Company	319,020
2,765	E.I. du Pont de Nemours and Company	208,758
1,200	LyondellBasell Industries, NV - Class A	111,924

		763,836

	Real Estate (1.8%)
2,170	American Tower Corp.	224,595
1,050	Crown Castle International Corp.	92,222
3,300	Welltower, Inc.	218,790

		535,607

	Telecommunication Services (2.5%)
8,555	AT&T, Inc.	360,679
7,825	Verizon Communications, Inc.	383,503

		744,182

NUMBER OF SHARES		VALUE

		Utilities (3.0%)
1,905	Dominion Resources, Inc.	$145,313
1,800	Duke Energy Corp.	141,372
8,185	Exelon Corp.	293,678
2,545	NextEra Energy, Inc.	314,868

		895,231

	TOTAL COMMON STOCKS (Cost $25,934,852)	29,384,475

SHORT TERM INVESTMENTS (0.0%)
158	Fidelity Prime Money Market Fund - Institutional Class	158
86	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	86

	TOTAL SHORT TERM INVESTMENTS (Cost $244)	244

TOTAL INVESTMENTS (98.7%) (Cost $25,935,096)		29,384,719

OTHER ASSETS, LESS LIABILITIES (1.3%)		398,659

NET ASSETS (100.0%)		$29,783,378

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for . The aggregate value of such securities is $254,169.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (98.4%)
		Consumer Discretionary (14.1%)
54,100	GBP	ASOS, PLC#	$3,593,934
104,400		Ctrip.com International, Ltd.#	4,511,124
30,100	EUR	Daimler, AG	2,263,727
608,500	GBP	Domino’s Pizza Group, PLC	2,779,716
370,300	HKD	Galaxy Entertainment Group, Ltd.	1,773,015
15,000	EUR	Kering	3,570,617
17,000	INR	Maruti Suzuki India, Ltd.	1,479,360
670,285	INR	Motherson Sumi Systems, Ltd.	3,274,064
43,500	DKK	Pandora, A/S	5,700,624
340,000	GBP	SSP Group, PLC	1,671,956
125,800	JPY	Start Today Company, Ltd.	2,369,506
80,300	JPY	Toyota Motor Corp.	4,669,675
178,000	TWD	Tung Thih Electronic Company, Ltd.	1,669,495
279,000	INR	Zee Entertainment Enterprises, Ltd.	2,010,896

			41,337,709

		Consumer Staples (9.9%)
26,400	EUR	Anheuser-Busch InBev SA	2,756,636
53,600	GBP	British American Tobacco, PLC	3,308,615
117,700	GBP	Diageo, PLC	3,269,453
129,650	EUR	Jeronimo Martins SGPS, SA	2,194,404
63,600	CHF	Nestlé, SA	4,659,625
40,200	CAD	Premium Brands Holdings Corp.	2,154,195
37,600	GBP	Reckitt Benckiser Group, PLC	3,226,290
325,900	AUD	Treasury Wine Estates, Ltd.	2,875,098
75,360	EUR	Unilever, NV	3,056,738
846,279	MXN	Wal-Mart de Mexico SAB de CV	1,497,480

			28,998,534

		Energy (5.9%)
151,000	CAD	Canadian Natural Resources, Ltd.	4,565,103
26,750		Lukoil PJSC	1,503,484
131,200		Petróleo Brasileiro, SA#	1,346,112
69,200		Schlumberger, Ltd.	5,792,732
42,500	EUR	TOTAL, SA	2,150,295
75,000	AUD	Woodside Petroleum, Ltd.	1,798,244

			17,155,970

		Financials (12.5%)
414,000	HKD	AIA Group, Ltd.	2,577,195
44,000	EUR	AURELIUS Equity Opportunities SE & Co. KGaA	2,778,244
215,000	CHF	Credit Suisse Group, AG#	3,282,002
700,000	GBP	Hastings Group Holdings, PLC*	1,977,827
26,000		HDFC Bank, Ltd.	1,792,180
122,500	INR	Housing Development Finance Corp., Ltd.	2,473,227
194,600	GBP	HSBC Holdings, PLC	1,660,118
200,000	INR	Indiabulls Housing Finance, Ltd.	2,215,801
162,400		Itau Unibanco Holding, SA	1,917,944
39,600	EUR	KBC Group, NV	2,571,906
22,900	AUD	Macquarie Group, Ltd.	1,470,535
510,000	JPY	Mitsubishi UFJ Financial Group, Inc.	3,265,796
3,600	CHF	Partners Group Holding, AG	1,819,325
125,000	GBP	Prudential, PLC	2,422,344
31,500		Sberbank of Russia	367,290
163,200		Sberbank of Russia PJSC	1,902,912

NUMBER OF SHARES			VALUE

53,900	JPY	Tokio Marine Holdings, Inc.	$2,247,305

			36,741,951

		Health Care (9.2%)
75,000	JPY	Chugai Pharmaceutical Company, Ltd.	2,204,146
222,000	GBP	Clinigen Healthcare, Ltd.#	2,200,694
13,600	EUR	DBV Technologies, SA#	929,748
58,700	EUR	Fresenius, SE & Company KGaA	4,645,794
7,900	DKK	Genmab, A/S#	1,529,917
105,710	DKK	H Lundbeck, A/S#	4,540,136
74,600		LivaNova, PLC#^	3,588,633
37,500	CHF	Novartis, AG	2,768,533
19,560	CHF	Roche Holding, AG	4,634,711

			27,042,312

		Industrials (14.6%)
113,000	GBP	Ashtead Group, PLC	2,291,005
4,000	CHF	dormakaba Holding AG#	3,105,740
5,200	INR	Eicher Motors, Ltd.	1,768,221
34,100	JPY	FANUC Corp.	6,694,744
47,760	EUR	KION Group, AG	2,910,683
103,300	JPY	Komatsu, Ltd.	2,446,001
155,000	INR	Larsen & Toubro, Ltd.	3,310,222
158,600	JPY	MISUMI Group, Inc.	2,963,243
40,500	EUR	Randstad Holding, NV	2,356,275
74,700	EUR	Schneider Electric, SE	5,345,087
46,135	EUR	Thales, SA	4,328,142
203,225	GBP	Weir Group, PLC	5,148,213

			42,667,576

		Information Technology (25.3%)
46,764		Alibaba Group Holding, Ltd.#	4,737,661
46,900	EUR	ASML Holding, NV	5,694,779
26,000		Broadcom, Ltd.	5,187,000
7,450	CAD	Constellation Software, Inc.	3,364,910
10,000	JPY	Keyence Corp.	3,883,673
10,400	JPY	Nintendo Company, Ltd.	2,128,691
82,877		Orbotech, Ltd.#	2,891,579
2,400	KRW	Samsung Electronics Co., Ltd.	4,081,863
35,000	EUR	SAP SE	3,200,757
32,000	KRW	SK Hynix, Inc.	1,477,886
82,600	JPY	Square Enix Holdings Company, Ltd.	2,367,737
1,136,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	6,722,644
113,000	CHF	Temenos Group, AG#	8,216,599
342,700	HKD	Tencent Holdings, Ltd.	9,028,068
25,400	JPY	Tokyo Electron, Ltd.	2,631,053
846,200	INR	Vakrangee, Ltd.	3,815,481
8,109	EUR	XING, AG	1,588,107
134,250		Yandex, NV - Class A#	3,106,545

			74,125,033

		Materials (5.9%)
160,000		Cemex, SAB de CV#	1,481,600
123,000	EUR	CRH, PLC	4,266,341
120,500	CAD	First Quantum Minerals, Ltd.	1,519,620
680,000	GBP	Glencore, PLC#	2,816,346
51,900	AUD	Rio Tinto, Ltd.	2,632,857
230,000		Vale, SA	2,341,400
92,500	GBP	Victrex, PLC	2,216,676

			17,274,840

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Telecommunication Services (1.0%)
38,800		JPY SoftBank Group Corp.	$2,989,143

		TOTAL COMMON STOCKS (Cost $263,886,338)	288,333,068

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTION (0.0%) #
		Other (0.0%)
125	CHF	Roche Holding, AG Call, 06/16/17, Strike 235.00 (Cost $103,914)	98,151

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENTS (0.0%)
304		Fidelity Prime Money Market Fund - Institutional Class	304
164		Morgan Stanley Institutional Liquidity Funds - Government Portfolio	164

		TOTAL SHORT TERM INVESTMENTS (Cost $468)	468

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.6%)
1,335,944		Deutsche Bank Securities, Inc.† 0.520%, 02/01/17	1,335,944
500,612		Goldman Sachs Financial Square Government Fund	500,612

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $1,836,556)	1,836,556

TOTAL INVESTMENTS (99.0%) (Cost $265,827,276)			290,268,243

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.6%)			(1,836,556)

OTHER ASSETS, LESS LIABILITIES (1.6%)			4,641,179

NET ASSETS (100.0%)			$293,072,866

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTER- PARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	European Monetary Unit	02/28/17	6,336,000	$6,846,224	$80,764

COUNTER- PARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank, N.A.	European Monetary Unit	02/28/17	6,336,000	$6,846,224	$(103,077)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
†	Repurchase agreement collateralized by the following security: 1,365,353 United States Treasury Note, 1.875%, 08/31/22.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

CURRENCY EXPOSURE JANUARY 31, 2017

	Value	% of Total Investments
European Monetary Unit	$56,608,280	19.5%
US Dollar	44,305,220	15.3%
Japanese Yen	40,860,713	14.1%
British Pound Sterling	38,583,187	13.3%
Swiss Franc	28,584,686	9.8%
Indian Rupee	20,347,272	7.0%
Hong Kong Dollar	13,378,278	4.6%
Danish Krone	11,770,677	4.1%
Canadian Dollar	11,603,828	4.0%
Australian Dollar	8,776,734	3.0%
New Taiwan Dollar	8,392,139	2.9%
South Korean Won	5,559,749	1.9%
Mexican Peso	1,497,480	0.5%

Total Investments	$290,268,243	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (14.5%)
		Consumer Discretionary (3.5%)
6,010,000		Ctrip.com International, Ltd. 1.250%, 10/15/18	$7,303,742
24,000,000	HKD	Shenzhou International Group Holdings, Ltd. 0.500%, 06/18/19	4,076,573

			11,380,315

		Consumer Staples (0.8%)
330,300	ZAR	Shoprite Investments, Ltd. 6.500%, 04/03/17	2,617,407

		Energy (1.5%)
1,400,000	EUR	ENI S.p.A 0.000%, 04/13/22	1,597,872
1,610,000		Nabors Industries, Inc.* 0.750%, 01/15/24	1,630,737
1,400,000		Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	1,819,675

			5,048,284

		Financials (1.0%)
26,000,000	HKD	Haitong International Securities Group, Ltd. 0.000%, 10/25/21	3,387,349

		Health Care (1.2%)
3,160,000	SGD	Indah Capital, Ltd. 0.000%, 10/24/18	2,401,833
1,300,000	EUR	Magyar Nemzeti Vagyonkezelo Zrt 3.375%, 04/02/19	1,655,123

			4,056,956

		Industrials (1.2%)
3,513,000		Gran Tierra Energy, Inc.* 5.000%, 04/01/21	3,797,202

		Information Technology (1.1%)
1,500,000	EUR	BE Semiconductor Industries, NV 2.500%, 12/02/23	1,668,729
1,790,000		Finisar Corp.* 0.500%, 12/15/36	1,805,931

			3,474,660

		Materials (1.5%)
4,140,000		Cemex, SAB de CV 3.750%, 03/15/18	4,957,195

		Real Estate (0.7%)
2,380,000		AYC Finance, Ltd. 0.500%, 05/02/19	2,479,493

		Telecommunication Services (2.0%)
5,800,000		Telenor East Holding II AS 0.250%, 09/20/19	6,556,900

		TOTAL CONVERTIBLE BONDS (Cost $47,474,200)	47,755,761

PRINCIPAL AMOUNT			VALUE

SOVEREIGN BONDS (1.1%)
		Sovereign Bonds (1.1%)
72,700,000	MXN	Mexican Bonos 6.500%, 06/10/21	$3,413,032

		TOTAL SOVEREIGN BONDS (Cost $3,762,525)	3,413,032

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCK (3.4%)
		Telecommunication Services (3.4%)
90,000		Alibaba Exchangeable (Softbank)*§ 5.750% (Cost $9,988,093)	11,130,750

COMMON STOCKS (77.7%)
		Consumer Discretionary (8.7%)
157,422	BRL	Alliar Medicos A Frente, SA#	696,412
2,898,800	IDR	Astra International, Tbk PT	1,728,136
360,000	BRL	CVC Brasil Operadora e Agencia de Viagens, SA	2,970,391
590,100	HKD	Galaxy Entertainment Group, Ltd.	2,825,428
18,700	KRW	Hyundai Motor Company	2,251,260
19,000	INR	Maruti Suzuki India, Ltd.	1,653,402
700,255	INR	Motherson Sumi Systems, Ltd.	3,420,455
25,940	ZAR	Naspers, Ltd. - Class N	4,132,552
295,000	TWD	Tung Thih Electronic Company, Ltd.	2,766,860
74,000		Yum China Holdings, Inc.#	2,033,520
548,440	INR	Zee Entertainment Enterprises, Ltd.	3,952,888

			28,431,304

		Consumer Staples (6.4%)
343,463	BRL	Ambev, SA	1,874,763
991,800	THB	CP ALL PCL	1,704,172
205,100	MXN	Fomento Economico Mexicano, SAB de CV	1,544,827
2,774,700	IDR	Indofood CBP Sukses Makmur Tbk PT	1,745,883
810,000	INR	ITC, Ltd.	3,086,517
167,500	EUR	Jeronimo Martins SGPS, SA	2,835,039
41,000	BRL	M Dias Branco, SA	1,612,364
83,700	BRL	Raia Drogasil, SA	1,739,821
877,000	MXN	Wal-Mart de Mexico SAB de CV	1,551,840
99,000		X5 Retail Group, NV#	3,321,450

			21,016,676

		Energy (5.9%)
370,012	INR	Bharat Petroleum Corp, Ltd.	3,725,210
88,200		Lukoil PJSC	4,948,902
288,300		Petróleo Brasileiro, SA#	2,957,958
170,000	THB	PTT PCL	1,950,582
82,100	ZAR	Sasol, Ltd.	2,449,206
38,560		Schlumberger, Ltd.	3,227,857

			19,259,715

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Financials (18.1%)
462,400	HKD	AIA Group, Ltd.	$2,878,490
276,300	BRL	Banco do Brasil, SA	2,727,839
26,800		Banco Macro, SA^	2,013,752
3,220,000	IDR	Bank Central Asia Tbk PT	3,690,624
63,280	INR	BSE, Ltd.#	751,768
45,000	ZAR	Capitec Bank Holdings, Ltd.	2,351,671
43,600		Citigroup, Inc.	2,434,188
11,800		Credicorp, Ltd.	1,931,424
488,200	ZAR	FirstRand, Ltd.	1,818,602
564,700	MXN	Grupo Financiero Banorte, SAB de CV	2,706,585
27,200		HDFC Bank, Ltd.	1,874,896
194,500	INR	Housing Development Finance Corp., Ltd.	3,926,878
314,800	HKD	HSBC Holdings, PLC	2,708,232
357,000	INR	Indiabulls Housing Finance, Ltd.	3,955,205
509,200		Itau Unibanco Holding, SA	6,013,652
37,000	PLN	KRUK, SA	2,270,981
440,400	THB	Krungthai Card PCL	1,757,347
1,171,490	PHP	Metropolitan Bank & Trust Company	1,919,080
510,000	HKD	Ping An Insurance Group Company of China, Ltd.	2,635,812
27,100	KRW	Samsung Life Insurance Company, Ltd.	2,589,387
358,200		Sberbank of Russia PJSC	4,176,612
63,300	KRW	Shinhan Financial Group Company, Ltd.	2,501,761

			59,634,786

		Health Care (2.0%)
14,700		China Biologic Products, Inc.#	1,674,918
1,450,000	HKD	CSPC Pharmaceutical Group, Ltd.	1,637,088
12,900	KRW	Hugel, Inc.#	3,362,068

			6,674,074

		Industrials (6.8%)
565,000	TRY	Aselsan Elektronik Sanayi Ve Ticaret AS	2,045,055
109,100	INR	Bharat Electronics, Ltd.	2,480,718
119,800	ZAR	Bidvest Group, Ltd.	1,410,849
8,100	INR	Eicher Motors, Ltd.	2,754,344
69,900	JPY	Komatsu, Ltd.	1,655,136
235,000	INR	Larsen & Toubro, Ltd.	5,018,724
6,500,000	HKD	Lonking Holdings, Ltd.	1,717,383
26,000	EUR	Schneider Electric, SE	1,860,405
902,000	HKD	Weichai Power Company, Ltd.	1,604,300
9,313,698	IDR	Wijaya Karya Persero, Tbk PT	1,793,396

			22,340,310

		Information Technology (21.6%)
22,380		Baidu, Inc.#	3,918,067
6,900		Coherent, Inc.#	1,088,337
23,000	TWD	Largan Precision Company, Ltd.	3,265,170
2,700,000	MYR	My EG Services Bhd	969,306
2,600	KRW	NAVER Corp.	1,698,355
7,700		NetEase, Inc.	1,955,030
8,524	KRW	Samsung Electronics Co., Ltd.	14,497,418
169,000	TWD	Silergy Corp.	2,560,933
53,700	KRW	SK Hynix, Inc.	2,480,077
2,125,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	12,579,209
525,100	HKD	Tencent Holdings, Ltd.	13,833,203
1,564,700	INR	Vakrangee, Ltd.	7,055,167

NUMBER OF SHARES			VALUE

223,800		Yandex, NV - Class A#	$5,178,732

			71,079,004

		Materials (5.7%)
83,300		Braskem, SA	1,723,477
500,000	GBP	Glencore, PLC#	2,070,842
866,200	INR	Hindustan Zinc, Ltd.	3,814,748
39,000	KRW	Kolon Industries, Inc.	2,492,532
146,500	THB	Siam Cement PCL	2,097,895
248,276	INR	UPL, Ltd.	2,655,531
366,600		Vale, SA	3,731,988

			18,587,013

		Real Estate (0.5%)
835,000	AED	Emaar Properties PJSC	1,687,424

		Telecommunication Services (2.0%)
449,000	HKD	China Mobile, Ltd.	5,083,794
5,360,000	IDR	Telekomunikasi Indonesia Persero Tbk PT	1,553,783

			6,637,577

	TOTAL COMMON STOCKS (Cost $228,246,874)		255,347,883

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTIONS (0.4%) #
		Information Technology (0.1%)
355		Lam Research Corp. Call, 06/16/17, Strike $115.00	246,725

		Materials (0.1%)
3,300		Vale, SA Call, 06/16/17, Strike $12.00	193,050

		Other (0.2%)
3,900		Deutsche X-trackers Harvest CSI 300 China Call, 04/21/17, Strike $27.00	60,450
		iShares China Large-Cap ETF
2,700		Call, 05/19/17, Strike $40.00	101,250
2,650		Call, 03/17/17, Strike $36.00	340,525
960		iShares MSCI Mexico Capped ETF Call, 03/17/17, Strike $46.00	101,760
3,780		Vaneck Vectors Russia ETF Call, 05/19/17, Strike $22.00	334,530

			938,515

	TOTAL PURCHASED OPTIONS (Cost $1,804,857)		1,378,290

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENTS (1.0%)
1,657,646		Fidelity Prime Money Market Fund - Institutional Class	1,658,309

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

1,658,020	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	$1,658,020

	TOTAL SHORT TERM INVESTMENTS (Cost $3,316,329)	3,316,329

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.2%)
528,809	Deutsche Bank Securities, Inc.† 0.520%, 02/01/17	528,809
198,158	Goldman Sachs Financial Square Government Fund	198,158

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $726,967)	726,967

TOTAL INVESTMENTS (98.3%) (Cost $295,319,845)		323,069,012

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.2%)		(726,967)

OTHER ASSETS, LESS LIABILITIES (1.9%)		6,466,828

NET ASSETS (100.0%)		$328,808,873

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
^	Security, or portion of security, is on loan.
†	Repurchase agreement collateralized by the following security: 540,450 United States Treasury Note, 1.875%, 08/31/22.

FOREIGN CURRENCY ABBREVIATIONS

AED	UAE dirham
BRL	Brazilian Real
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

CURRENCY EXPOSURE JANUARY 31, 2017

	Value	% of Total Investments
US Dollar	$101,107,971	31.3%
Indian Rupee	48,251,555	14.9%
Hong Kong Dollar	42,387,652	13.1%
South Korean Won	31,872,858	9.9%
New Taiwan Dollar	21,172,172	6.6%
South African Rand	14,780,287	4.6%
Brazilian Real	11,621,590	3.6%
Indonesian Rupiah	10,511,822	3.3%
European Monetary Unit	9,617,168	3.0%
Mexican Peso	9,216,284	2.9%
Thai Baht	7,509,996	2.3%
Singapore Dollar	2,401,833	0.7%
Polish Zloty	2,270,981	0.7%
British Pound Sterling	2,070,842	0.6%
Turkish Lira	2,045,055	0.6%
Philippine Peso	1,919,080	0.6%
UAE Dirham	1,687,424	0.5%
Japanese Yen	1,655,136	0.5%
Malaysian Ringgit	969,306	0.3%

Total Investments	$323,069,012	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (95.9%)
		Consumer Discretionary (10.5%)
5,514	BRL	Alliar Medicos A Frente, SA#	$24,393
33,000	HKD	ANTA Sports Products, Ltd.	105,479
111,400	IDR	Astra International, Tbk PT	66,412
6,060		Ctrip.com International, Ltd.#	261,853
17,500	BRL	CVC Brasil Operadora e Agencia de Viagens, SA	144,394
8,548	TWD	Eclat Textile Company, Ltd.	88,627
21,800	HKD	Galaxy Entertainment Group, Ltd.	104,379
1,050	KRW	Hyundai Motor Company	126,408
5,000		Mahindra & Mahindra, Ltd.	92,500
1,293	ZAR	Naspers, Ltd. - Class N	205,990
15,000	TWD	Tung Thih Electronic Company, Ltd.	140,688
2,600		Yum China Holdings, Inc.#	71,448

			1,432,571

		Consumer Staples (7.5%)
12,100	BRL	Ambev, SA	66,047
40,300	THB	CP ALL PCL	69,246
9,000	MXN	Fomento Economico Mexicano, SAB de CV	67,788
105,900	IDR	Indofood CBP Sukses Makmur Tbk PT	66,634
35,900		ITC, Ltd.#	137,246
8,300	EUR	Jeronimo Martins SGPS, SA	140,482
1,700	BRL	M Dias Branco, SA	66,854
3,500	BRL	Raia Drogasil, SA	72,752
6,600	ZAR	Shoprite Holdings, Ltd.	87,607
41,400	MXN	Wal-Mart de Mexico SAB de CV	73,257
5,100		X5 Retail Group, NV#	171,105

			1,019,018

		Energy (7.4%)
119,000	HKD	CNOOC, Ltd.	150,918
13,500		Gazprom PJSC	66,622
4,610		Lukoil PJSC	258,667
163,000	HKD	PetroChina Company, Ltd. - Class H	130,671
18,100		Petróleo Brasileiro, SA#	185,706
13,000	THB	PTT Exploration & Production, PCL	36,183
6,900	THB	PTT PCL	79,171
3,400	ZAR	Sasol, Ltd.	101,429

			1,009,367

		Financials (26.3%)
137,100	PHP	Ayala Land, Inc.	97,997
15,000	BRL	Banco do Brasil, SA	148,091
1,040		Banco Macro, SA	78,146
2,800		Banco Santander Chile	60,452
1,800		Bancolombia, SA	68,148
117,000	IDR	Bank Central Asia Tbk PT	134,100
1,850	GBP	BGEO Group, PLC	68,876
2,600	ZAR	Capitec Bank Holdings, Ltd.	135,874
250,000	HKD	China Construction Bank Corp.	186,882
22,000	HKD	China Life Insurance Company, Ltd.	61,104
22,000	HKD	China Overseas Land & Investment, Ltd.	65,074
600		Credicorp, Ltd.	98,208
25,000	ZAR	FirstRand, Ltd.	93,128

NUMBER OF SHARES			VALUE

63,000	TWD	Fubon Financial Holding Company, Ltd.	$101,697
19,800	MXN	Grupo Financiero Banorte, SAB de CV	94,901
3,325	PHP	GT Capital Holdings, Inc.	87,188
106,000	HKD	Haitong International Securities Group, Ltd.^	59,702
1,400		HDFC Bank, Ltd.	96,502
11,600	HKD	HSBC Holdings, PLC	99,795
12,625		ICICI Bank, Ltd.	97,844
17,500		Indiabulls Housing Finance, Ltd.	194,600
335,000	HKD	Industrial & Commercial Bank of China, Ltd.	206,382
8,900		Itau Unibanco Holding, SA	105,109
53,520	BRL	Itausa - Investimentos Itau, SA	157,617
2,350	PLN	KRUK, SA	144,238
15,969	THB	Krungthai Card PCL	63,722
19,000	CZK	Moneta Money Bank AS#*	62,819
123,000	EUR	National Bank of Greece, SA#	29,433
35,100	HKD	Ping An Insurance Group Company of China, Ltd.	181,406
1,400	QAR	Qatar National Bank SAQ	62,547
1,350	KRW	Samsung Life Insurance Company, Ltd.	128,992
1,800		Sberbank of Russia	20,988
16,050		Sberbank of Russia PJSC	187,143
3,160	KRW	Shinhan Financial Group Company, Ltd.	124,890

			3,603,595

		Health Care (3.2%)
620		China Biologic Products, Inc.#	70,643
60,000	HKD	CSPC Pharmaceutical Group, Ltd.	67,742
2,870	GBP	Hikma Pharmaceuticals, PLC	66,105
530	KRW	Hugel, Inc.#	138,131
66,200	MYR	IHH Healthcare Bhd	94,155

			436,776

		Industrials (7.8%)
19,810	TRY	Aselsan Elektronik Sanayi Ve Ticaret AS	71,704
7,400	ZAR	Bidvest Group, Ltd.	87,148
33,000	CAD	Gran Tierra Energy, Inc.#	84,703
13,300	TWD	Hiwin Technologies Corp.	68,312
500	KRW	Hyundai Glovis Company, Ltd.	66,954
25,500	HKD	Johnson Electric Holdings, Ltd.	68,031
14,500		Larsen & Toubro, Ltd.	311,025
541,021	HKD	Lonking Holdings, Ltd.	142,944
38,000	HKD	Weichai Power Company, Ltd.	67,587
530,500	IDR	Wijaya Karya Persero, Tbk PT	102,150

			1,070,558

		Information Technology (22.7%)
4,130		Alibaba Group Holding, Ltd.#	418,410
795		Baidu, Inc.#	139,181
1,000	TWD	Largan Precision Company, Ltd.	141,964
187,500	MYR	My EG Services Bhd	67,313
165	KRW	NAVER Corp.	107,780
270		NetEase, Inc.	68,553
360	KRW	Samsung Electronics Co., Ltd.	612,280
7,000	TWD	Silergy Corp.	106,074
3,000	KRW	SK Hynix, Inc.	138,552
90,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	532,604

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

21,400	HKD	Tencent Holdings, Ltd.	$563,760
9,270		Yandex, NV - Class A#	214,508

			3,110,979

		Materials (7.5%)
4,500		Braskem, SA	93,105
17,400	COP	Cementos Argos, SA	69,368
22,700		Cemex, SAB de CV#	210,202
1,980	KRW	Kolon Industries, Inc.	126,544
320	KRW	POSCO	74,792
4,600	THB	Siam Cement PCL	65,872
17,600		Vale, SA	179,168
14,200		Vedanta, Ltd.	210,160

			1,029,211

		Real Estate (0.7%)
48,500	AED	Emaar Properties PJSC	98,012

		Telecommunication Services (2.3%)
21,500	HKD	China Mobile, Ltd.	243,433
234,800	IDR	Telekomunikasi Indonesia Persero Tbk PT	68,065

			311,498

	TOTAL COMMON STOCKS (Cost $12,362,905)		13,121,585

EXCHANGE-TRADED FUNDS (2.0%)
		Other (2.0%)
2,850		Deutsche X-trackers Harvest CSI 300 China A-Shares ETF 0.000%	71,108
7,250		iShares MSCI India ETF 0.000%	205,610

			276,718

	TOTAL EXCHANGE-TRADED FUNDS (Cost $264,210)		276,718

SHORT TERM INVESTMENTS (1.0%)
67,616		Fidelity Prime Money Market Fund - Institutional Class	67,643
67,617		Morgan Stanley Institutional Liquidity Funds - Government Portfolio	67,617

	TOTAL SHORT TERM INVESTMENTS (Cost $135,260)		135,260

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.1%)
7,390		Deutsche Bank Securities, Inc.† 0.520%, 02/01/17	7,390

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
2,769	Goldman Sachs Financial Square Government Fund	$2,769

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $10,159)	10,159

TOTAL INVESTMENTS (99.0%) (Cost $12,772,534)		13,543,722

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.1%)		(10,159)

OTHER ASSETS, LESS LIABILITIES (1.1%)		143,581

NET ASSETS (100.0%)		$13,677,144

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

†	Repurchase agreement collateralized by the following security: $7,553 United States Treasury Note, 1.875%, 08/31/22.

FOREIGN CURRENCY ABBREVIATIONS

AED	UAE dirham
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
CZK	Czech Koruna
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari rial
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

CURRENCY EXPOSURE JANUARY 31, 2017

	Value	% of Total Investments
US Dollar	$4,589,379	33.9%
Hong Kong Dollar	2,505,289	18.5%
South Korean Won	1,645,323	12.1%
New Taiwan Dollar	1,179,966	8.7%
South African Rand	711,176	5.3%
Brazilian Real	680,148	5.0%
Indonesian Rupiah	437,361	3.2%
Thai Baht	314,194	2.3%
Mexican Peso	235,946	1.7%
Philippine Peso	185,185	1.4%
European Monetary Unit	169,915	1.3%
Malaysian Ringgit	161,468	1.2%
Polish Zloty	144,238	1.1%
British Pound Sterling	134,981	1.0%
UAE Dirham	98,012	0.7%
Canadian Dollar	84,703	0.6%
Turkish Lira	71,704	0.5%
Colombian Peso	69,368	0.5%
Czech Koruna	62,819	0.5%
Qatari Rial	62,547	0.5%

Total Investments	$13,543,722	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (97.4%)
		Consumer Discretionary (16.5%)
1,620		Amazon.com, Inc.#	$1,334,038
36,100		Ctrip.com International, Ltd.#	1,559,881
43,500		D.R. Horton, Inc.	1,301,085
12,700	EUR	Daimler, AG	955,127
14,090		Delphi Automotive, PLC	987,145
211,100	GBP	Domino’s Pizza Group, PLC	964,335
148,000	HKD	Galaxy Entertainment Group, Ltd.	708,631
4,560		Home Depot, Inc.	627,365
14,456		Johnson Controls International plc	635,775
210,000	INR	Motherson Sumi Systems, Ltd.	1,025,763
4,800		Netflix, Inc.#	675,408
25,100		Nike, Inc. - Class B	1,327,790
15,086	DKK	Pandora, A/S	1,977,003
1,195		Priceline Group, Inc.#	1,882,280
67,500		PulteGroup, Inc.	1,451,925
12,000		Ross Stores, Inc.	793,320
16,100		Starbucks Corp.	889,042
25,400	JPY	Toyota Motor Corp.	1,477,083

			20,572,996

		Consumer Staples (7.8%)
9,355	EUR	Anheuser-Busch InBev SA	976,831
12,300	GBP	British American Tobacco, PLC	759,253
49,083	GBP	Diageo, PLC	1,363,420
12,700	CHF	Nestlé, SA	930,460
7,500		Philip Morris International, Inc.	720,975
7,500	GBP	Reckitt Benckiser Group, PLC	643,542
111,000	AUD	Treasury Wine Estates, Ltd.	979,244
25,300	EUR	Unilever, NV	1,026,214
460,000	MXN	Wal-Mart de Mexico SAB de CV	813,964
18,100		Walgreens Boots Alliance, Inc.	1,483,114

			9,697,017

		Energy (5.4%)
28,200		Anadarko Petroleum Corp.	1,960,746
29,378	CAD	Canadian Natural Resources, Ltd.	888,170
37,000	EUR	ENI, S.p.A.	568,905
6,150		EOG Resources, Inc.	624,717
47,600	EUR	Royal Dutch Shell, PLC - Class A	1,289,459
16,800		Schlumberger, Ltd.	1,406,328

			6,738,325

		Financials (11.1%)
219,600	HKD	AIA Group, Ltd.	1,367,034
17,000		American Express Company	1,298,460
18,500	EUR	AURELIUS Equity Opportunities SE & Co. KGaA	1,168,125
67,000		Bank of America Corp.	1,516,880
24,900		Citigroup, Inc.	1,390,167
85,000	CHF	Credit Suisse Group, AG#	1,297,536
53,900	INR	Housing Development Finance Corp., Ltd.	1,088,220
26,800		JPMorgan Chase & Company	2,268,084
10,000	EUR	KBC Group, NV	649,471
26,500		Morgan Stanley	1,125,985
55,100		WisdomTree Investments, Inc.^	567,530

			13,737,492

		Health Care (8.1%)
36,000		Baxter International, Inc.	1,724,760

NUMBER OF SHARES			VALUE

21,350		Celgene Corp.#	$2,479,803
63,000	GBP	Clinigen Healthcare, Ltd.#	624,521
4,800	EUR	DBV Technologies, SA#	328,146
3,350	DKK	Genmab, A/S#	648,762
39,838	DKK	H Lundbeck, A/S#	1,711,001
8,900	CHF	Novartis, AG	657,065
4,000	CHF	Roche Holding, AG	947,794
5,900		UnitedHealth Group, Inc.	956,390

			10,078,242

		Industrials (13.0%)
47,850	GBP	Ashtead Group, PLC	970,129
24,800		CSX Corp.	1,150,472
2,100	CHF	dormakaba Holding AG#	1,630,514
9,200		Eaton Corp., PLC	651,176
13,100	JPY	FANUC Corp.	2,571,881
19,209	EUR	KION Group, AG	1,170,672
42,000	JPY	Komatsu, Ltd.	994,502
48,500	INR	Larsen & Toubro, Ltd.	1,035,779
9,600	EUR	Schneider Electric, SE	686,919
14,200		Simpson Manufacturing Company, Inc.	617,984
16,600	EUR	Thales, SA	1,557,324
8,400		United Parcel Service, Inc. - Class B	916,692
5,600		United Technologies Corp.	614,152
63,500	GBP	Weir Group, PLC	1,608,619

			16,176,815

		Information Technology (29.0%)
24,100		Alibaba Group Holding, Ltd.#	2,441,571
5,725		Alphabet, Inc. - Class A#	4,695,588
787		Alphabet, Inc. - Class C#	627,074
33,018		Apple, Inc.	4,006,734
10,600		Broadcom, Ltd.	2,114,700
5,800		Coherent, Inc.#	914,834
1,450	CAD	Constellation Software, Inc.	654,915
18,700		Facebook, Inc. - Class A#	2,436,984
14,000		Lam Research Corp.	1,608,040
11,700		MasterCard, Inc. - Class A	1,244,061
38,000		Orbotech, Ltd.#	1,325,820
16,600		QUALCOMM, Inc.	886,938
490	KRW	Samsung Electronics Co., Ltd.	833,380
10,500	EUR	SAP SE	960,227
382,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	2,260,607
40,000	CHF	Temenos Group, AG#	2,908,531
98,900	HKD	Tencent Holdings, Ltd.	2,605,416
6,900	JPY	Tokyo Electron, Ltd.	714,735
49,600		Trimble, Inc.#	1,469,152
300,000	INR	Vakrangee, Ltd.	1,352,688

			36,061,995

		Materials (6.0%)
70,000		Cemex, SAB de CV#	648,200
40,100	EUR	CRH, PLC	1,390,896
14,000		Eagle Materials, Inc.	1,464,120
288,000	GBP	Glencore, PLC#	1,192,805
31,950		Newmont Mining Corp.	1,159,146
63,600		Vale, SA	647,448
37,500	GBP	Victrex, PLC	898,653

			7,401,268

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Telecommunication Services (0.5%)
14,200	JPY	Nippon Telegraph & Telephone Corp.	$627,247

	TOTAL COMMON STOCKS (Cost $99,699,043)		121,091,397

SHORT TERM INVESTMENTS (1.0%)
606,053		Fidelity Prime Money Market Fund - Institutional Class	606,296
606,149		Morgan Stanley Institutional Liquidity Funds - Government Portfolio	606,149

	TOTAL SHORT TERM INVESTMENTS (Cost $1,212,445)		1,212,445

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.2%)
216,667		Deutsche Bank Securities, Inc.† 0.520%, 02/01/17	216,667
81,190		Goldman Sachs Financial Square Government Fund	81,190

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $297,857)		297,857

TOTAL INVESTMENTS (98.6%) (Cost $101,209,345)			122,601,699

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.2%)			(297,857)

NUMBER OF SHARES/ PRINCIPAL AMOUNT	VALUE
OTHER ASSETS, LESS LIABILITIES (1.6%)	2,007,655

NET ASSETS (100.0%)	$124,311,497

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTER- PARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank, N.A.	European Monetary Unit	02/28/17	4,072,000	4,399,909	(66,245)

					$(66,245)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
†	Repurchase agreement collateralized by the following security: 221,436 United States Treasury Note, 1.875%, 08/31/22.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

CURRENCY EXPOSURE JANUARY 31, 2017

	Value	% of Total Investments
US Dollar	$66,140,181	53.9%
European Monetary Unit	12,728,316	10.4%
British Pound Sterling	9,025,277	7.4%
Swiss Franc	8,371,900	6.8%
Japanese Yen	6,385,448	5.2%
Hong Kong Dollar	4,681,081	3.8%
Indian Rupee	4,502,450	3.7%
Danish Krone	4,336,766	3.5%
New Taiwan Dollar	2,260,607	1.8%
Canadian Dollar	1,543,085	1.3%
Australian Dollar	979,244	0.8%
South Korean Won	833,380	0.7%
Mexican Peso	813,964	0.7%

Total Investments	$122,601,699	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (15.1%)
	Consumer Discretionary (5.2%)
3,250,000	Ctrip.com International, Ltd.* 1.250%, 09/15/22	$3,204,841
7,000,000	DISH Network Corp.* 3.375%, 08/15/26	8,179,885
25,970,000	Liberty Interactive, LLC* 1.750%, 09/30/46	29,254,815
15,335,000	Liberty Media Corp. 2.250%, 09/30/46*	16,437,356
13,063,000	1.375%, 10/15/23	14,111,045
4,450,000	Macquarie Infrastructure Corp. 2.000%, 10/01/23	4,371,102
24,225,000	Priceline Group, Inc.^ 0.900%, 09/15/21	26,198,247
9,465,000	Tesla Motors, Inc. 1.250%, 03/01/21	8,914,847

		110,672,138

	Energy (0.7%)
8,750,000	Nabors Industries, Inc.* 0.750%, 01/15/24	8,862,700
5,300,000	PDC Energy, Inc. 1.125%, 09/15/21	5,995,333

		14,858,033

	Health Care (0.5%)
7,860,000	Hologic, Inc.‡ 0.000%, 12/15/43	9,670,237

	Industrials (0.7%)
10,050,000	Air Lease Corp. 3.875%, 12/01/18	14,051,609

	Information Technology (6.4%)
2,472,000	Advanced Micro Devices, Inc. 2.125%, 09/01/26	3,682,662
8,250,000	Citrix Systems, Inc. 0.500%, 04/15/19	9,552,510
4,242,000	Euronet Worldwide, Inc. 1.500%, 10/01/44	4,849,115
5,735,000	Inphi Corp.* 0.750%, 09/01/21	6,198,531
12,500,000	Intel Corp. 3.250%, 08/01/39	22,250,563
14,260,000	Microchip Technology, Inc. 1.625%, 02/15/25	19,415,774
1,193,000	NVIDIA Corp. 1.000%, 12/01/18	6,491,906
13,860,000	ON Semiconductor Corp.^ 1.000%, 12/01/20	14,479,196
19,925,000	Salesforce.com, Inc. 0.250%, 04/01/18	25,199,347
7,150,000	Workday, Inc. 0.750%, 07/15/18	8,264,649
14,700,000	Yahoo!, Inc.	14,992,016

		135,376,269

	Materials (0.9%)
5,150,000	Royal Gold, Inc. 2.875%, 06/15/19	5,635,671

PRINCIPAL AMOUNT		VALUE

12,721,000	RTI International Metals, Inc. 1.625%, 10/15/19	$13,932,929

		19,568,600

	Real Estate (0.7%)
3,440,000	Colony Starwood Homes* 3.500%, 01/15/22	3,486,612
5,000,000	Empire State Realty OP, LP* 2.625%, 08/15/19	5,692,300
6,385,000	Spirit Realty Capital, Inc. 2.875%, 05/15/19	6,534,824

		15,713,736

	TOTAL CONVERTIBLE BONDS (Cost $302,257,892)	319,910,622

CORPORATE BONDS (8.0%)
	Consumer Discretionary (4.7%)
5,153,000	Dana, Inc. 5.500%, 12/15/24	5,362,341
12,500,000	DISH DBS Corp. 5.875%, 07/15/22	13,007,813
10,030,000	5.125%, 05/01/20	10,337,169
23,500,000	Expedia, Inc. 5.950%, 08/15/20	25,846,827
5,935,000	GameStop Corp.*^ 6.750%, 03/15/21	6,046,281
9,900,000	Home Depot, Inc. 2.700%, 04/01/23	9,906,138
23,000,000	L Brands, Inc. 5.625%, 02/15/22	24,178,750
2,429,000	Lowe’s Companies, Inc. 3.875%, 09/15/23	2,572,323
3,040,000	PVH Corp. 4.500%, 12/15/22	3,083,700

		100,341,342

	Consumer Staples (0.5%)
9,865,000	Wal-Mart Stores, Inc. 3.300%, 04/22/24	10,134,610

	Financials (0.8%)
4,950,000	Berkshire Hathaway, Inc. 2.750%, 03/15/23	4,947,872
12,000,000	Neuberger Berman Group, LLC* 5.875%, 03/15/22	12,404,820

		17,352,692

	Health Care (0.1%)
3,000,000	Universal Health Services, Inc.* 4.750%, 08/01/22	3,033,750

	Industrials (0.1%)
1,020,000	Icahn Enterprises, LP 4.875%, 03/15/19	1,035,300

	Information Technology (1.4%)
2,230,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	2,301,081
9,865,000	Alphabet, Inc. 3.375%, 02/25/24	10,251,067
4,935,000	Apple, Inc. 3.450%, 05/06/24	5,079,349

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

11,415,000	Brocade Communications Systems, Inc. 4.625%, 01/15/23	$11,536,284

		29,167,781

		Materials (0.4%)
7,135,000	Arconic, Inc. 5.125%, 10/01/24	7,420,400

	TOTAL CORPORATE BONDS (Cost $164,596,653)	168,485,875

U.S. GOVERNMENT AND AGENCY SECURITIES (1.0%)
	United States Treasury Note
11,600,000	1.125%, 06/30/21	11,251,105
5,800,000	1.625%, 05/15/26	5,406,659
5,500,000	2.000%, 11/15/26	5,285,797

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $22,569,227)	21,943,561

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (9.6%)
		Energy (0.9%)
80,675	CenterPoint Energy, Inc. (Time Warner, Inc., Charter Communications, Time, Inc.)‡§ 4.184%	5,634,221
211,030	Hess Corp. 8.000%	13,609,325

		19,243,546

		Financials (1.0%)
380,500	Affiliated Managers Group, Inc. 5.150%	21,612,933

		Health Care (1.0%)
14,733	Allergan, PLC 5.500%	11,661,022
211,075	Anthem, Inc. 5.250%	10,224,473

		21,885,495

		Industrials (0.3%)
110,000	Rexnord Corp. 5.750%	5,838,800

		Real Estate (1.1%)
	American Tower Corp.
161,930	5.250%	16,518,479
54,000	5.500%	5,444,820

		21,963,299

		Telecommunication Services (1.2%)
58,980	Alibaba Exchangeable (Softbank)*§ 5.750%	7,294,352
174,515	T-Mobile USA, Inc. 5.500%	17,828,452

		25,122,804

		Utilities (4.1%)
	Dominion Resources, Inc.
301,775	6.375%	15,278,868

NUMBER OF SHARES		VALUE

39,953	6.750%	$2,027,615
134,000	DTE Energy Company 6.500%	7,049,861
445,750	Exelon Corp.^ 6.500%	22,095,827
115,800	Great Plains Energy, Inc. 7.000%	5,932,434
575,000	NextEra Energy, Inc. 6.371%	33,879,000

		86,263,605

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $181,763,038)	201,930,482

COMMON STOCKS (64.1%)
	Consumer Discretionary (7.6%)
24,550	Advance Auto Parts, Inc.	4,032,092
39,100	Amazon.com, Inc.#	32,198,068
292,200	Comcast Corp. - Class A	22,037,724
175,460	Home Depot, Inc.	24,139,787
155,600	Lowe’s Companies, Inc.	11,371,248
332,200	Newell Rubbermaid, Inc.	15,723,026
214,100	Nike, Inc. - Class B	11,325,890
332,450	Starbucks Corp.	18,357,889
200,000	Walt Disney Company	22,130,000

		161,315,724

	Consumer Staples (7.9%)
530,000	Coca-Cola Company	22,032,100
152,725	Costco Wholesale Corp.	25,039,264
479,400	Mondelez International, Inc. - Class A	21,227,832
215,000	PepsiCo, Inc.	22,312,700
200,000	Philip Morris International, Inc.	19,226,000
311,993	Procter & Gamble Company	27,330,587
161,275	Wal-Mart Stores, Inc.	10,763,493
231,800	Walgreens Boots Alliance, Inc.	18,993,692

		166,925,668

	Energy (5.7%)
153,900	Anadarko Petroleum Corp.	10,700,667
130,600	Chevron Corp.	14,542,310
140,000	EOG Resources, Inc.	14,221,200
409,000	Exxon Mobil Corp.	34,311,010
265,000	Halliburton Company	14,991,050
154,850	Occidental Petroleum Corp.	10,494,185
37,275	Pioneer Natural Resources Company	6,718,073
179,000	Schlumberger, Ltd.	14,984,090

		120,962,585

	Financials (10.3%)
354,675	American International Group, Inc.	22,791,415
826,025	Bank of America Corp.	18,701,206
183,625	Bank of New York Mellon Corp.	8,213,546
153,250	BB&T Corp.	7,078,618
558,000	Citigroup, Inc.	31,153,140
322,250	Intercontinental Exchange, Inc.	18,806,510
625,330	JPMorgan Chase & Company	52,921,678
191,205	MetLife, Inc.	10,403,464
163,500	Morgan Stanley	6,947,115
63,575	PNC Financial Services Group, Inc.	7,658,244

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

583,700	Wells Fargo & Company	$32,879,821

		217,554,757

	Health Care (9.9%)
236,885	Baxter International, Inc.	11,349,160
95,650	Cardinal Health, Inc.	7,169,924
177,000	Celgene Corp.#	20,558,550
44,200	Edwards Lifesciences Corp.#	4,253,808
172,000	Gilead Sciences, Inc.	12,461,400
358,375	Johnson & Johnson	40,585,969
106,350	Medtronic, PLC	8,084,727
402,975	Merck & Company, Inc.	24,980,420
870,000	Pfizer, Inc.	27,605,100
80,835	Stryker Corp.	9,985,547
36,935	Thermo Fisher Scientific, Inc.	5,628,525
180,750	UnitedHealth Group, Inc.	29,299,575
61,375	Zimmer Biomet Holdings, Inc.	7,262,504

		209,225,209

	Industrials (8.4%)
92,000	Boeing Company	15,034,640
267,975	CSX Corp.	12,431,360
416,000	Delta Air Lines, Inc.	19,651,840
240,800	Eaton Corp., PLC	17,043,824
637,145	General Electric Company	18,923,206
177,300	Honeywell International, Inc.	20,978,136
34,300	Lockheed Martin Corp.	8,620,619
54,500	Northrop Grumman Corp.	12,484,860
156,600	Southwest Airlines Company	8,191,746
103,100	Union Pacific Corp.	10,988,398
140,550	United Parcel Service, Inc. - Class B	15,338,222
168,437	United Technologies Corp.	18,472,486

		178,159,337

	Information Technology (12.1%)
123,675	Accenture, PLC - Class A	14,082,872
59,835	Alphabet, Inc. - Class A#	49,076,069
580,100	Apple, Inc.	70,395,135
42,275	Broadcom, Ltd.	8,433,863
205,800	Facebook, Inc. - Class A#	26,819,856
81,891	Lam Research Corp.	9,406,000
227,900	MasterCard, Inc. - Class A	24,232,607
806,550	Microsoft Corp.	52,143,457

		254,589,859

		Materials (0.2%)
71,400	Dow Chemical Company	4,257,582

	Real Estate (0.7%)
128,925	Crown Castle International Corp.	11,323,483
49,000	Welltower, Inc.	3,248,700

		14,572,183

	Telecommunication Services (1.3%)
271,175	AT&T, Inc.	11,432,738
319,000	Verizon Communications, Inc.	15,634,190

		27,066,928

	TOTAL COMMON STOCKS (Cost $1,046,379,316)	1,354,629,832

NUMBER OF SHARES		VALUE

EXCHANGE-TRADED FUND (0.2%)
	Financials (0.2%)
18,700	iShares NASDAQ Biotechnology ETF^ (Cost $5,245,916)	$5,199,909

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.1%)
	Information Technology (0.0%)
2,525	Advanced Micro Devices, Inc. Put, 02/03/17, Strike $10.00	95,950

	Other (0.1%)
	S&P 500 Index
434	Put, 02/28/17, Strike $2,250.00	640,150
386	Put, 02/28/17, Strike $2,200.00	274,060

		914,210

	TOTAL PURCHASED OPTIONS (Cost $3,343,004)	1,010,160

SHORT TERM INVESTMENTS (1.1%)
11,385,560	Fidelity Prime Money Market Fund - Institutional Class	11,390,114
11,385,396	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	11,385,396

	TOTAL SHORT TERM INVESTMENTS (Cost $22,775,510)	22,775,510

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.2%)
18,921,995	Deutsche Bank Securities, Inc.† 0.520%, 02/01/17	18,921,995
7,090,542	Goldman Sachs Financial Square Government Fund	7,090,542

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $26,012,537)	26,012,537

TOTAL INVESTMENTS (100.4%) (Cost $1,774,943,093)		2,121,898,488

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.2%)		(26,012,537)

OTHER ASSETS, LESS LIABILITIES (0.8%)		17,078,179

NET ASSETS (100.0%)		$2,112,964,130

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

WRITTEN OPTIONS (0.0%) #
		Information Technology (0.0%)
2,525	Advanced Micro Devices, Inc. Call, 02/03/17, Strike $11.00	$(80,800)

		(80,800)

		Other (0.0%)
347	S&P 500 Index Put, 02/28/17, Strike $2,100.00	(85,015)

		(85,015)

	TOTAL WRITTEN OPTIONS (Premium $493,793)	(165,815)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2017.
#	Non-income producing security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
†	Repurchase agreement collateralized by the following security: 19,338,527 United States Treasury Note, 1.875%, 08/31/22.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (33.5%)
		Consumer Discretionary (10.4%)
190,000,000	JPY	Asics Corp. 0.000%, 03/01/19	$1,821,790
1,200,000	EUR	Bayer Capital Corp., BV* 5.625%, 11/22/19	1,459,470
5,030,000		Ctrip.com International, Ltd. 1.000%, 07/01/20	5,298,577
1,365,000		DISH Network Corp.* 3.375%, 08/15/26	1,595,078
2,120,000		Liberty Interactive, LLC* 1.750%, 09/30/46	2,388,148
780,000		LVMH Moet Hennessy Louis Vuitton, SE 0.000%, 02/16/21	2,080,388
6,695,000		Priceline Group, Inc.^ 0.900%, 09/15/21	7,240,341
620,000	EUR	SEB, SA 0.000%, 11/17/21	1,214,145
1,320,000		Tesla Motors, Inc. 1.250%, 03/01/21	1,243,275

			24,341,212

		Energy (3.2%)
1,000,000	EUR	ENI S.p.A 0.000%, 04/13/22	1,141,337
1,785,000		Nabors Industries, Inc.* 0.750%, 01/15/24	1,807,991
2,070,000		PDC Energy, Inc. 1.125%, 09/15/21	2,341,574
1,600,000		Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	2,079,628

			7,370,530

		Financials (1.9%)
1,400,000	EUR	AURELIUS Equity Opportunities SE & Co. KGaA 1.000%, 12/01/20	1,858,202
1,715,000	CAD	Element Fleet Management Corp.* 4.250%, 06/30/20	1,352,046
10,000,000	HKD	Haitong International Securities Group, Ltd. 0.000%, 10/25/21	1,302,826

			4,513,074

		Health Care (1.5%)
900,000	EUR	Magyar Nemzeti Vagyonkezelo Zrt 3.375%, 04/02/19	1,145,854
2,155,000		Medidata Solutions, Inc. 1.000%, 08/01/18	2,323,586

			3,469,440

		Industrials (7.5%)
1,390,000		Air Lease Corp. 3.875%, 12/01/18	1,943,456
1,500,000	GBP	Carillion Finance Jersey, Ltd. 2.500%, 12/19/19	1,796,650
1,070,000		Dycom Industries, Inc. 0.750%, 09/15/21	1,166,102

PRINCIPAL AMOUNT			VALUE

240,000,000	JPY	Kandenko Company, Ltd. 0.000%, 03/31/21	$2,405,516
4,725,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	4,570,335
1,600,000		MISUMI Group, Inc. 0.000%, 10/22/18	2,455,298
1,100,000	EUR	Prysmian S.p.A. 1.250%, 03/08/18	1,363,485
1,785,700	EUR	Safran, SA 0.000%, 12/31/20	1,816,375

			17,517,217

		Information Technology (3.7%)
320,000		Advanced Micro Devices, Inc. 2.125%, 09/01/26	476,720
1,700,000	EUR	BE Semiconductor Industries, NV 2.500%, 12/02/23	1,891,226
2,195,000		Finisar Corp.* 0.500%, 12/15/36	2,214,536
1,335,000		Inphi Corp.* 0.750%, 09/01/21	1,442,901
1,185,000		Nice Systems, Inc.* 1.250%, 01/15/24	1,265,408
1,115,000		Workday, Inc. 0.750%, 07/15/18	1,288,823

			8,579,614

		Materials (1.5%)
1,800,000	EUR	Buzzi Unicem, S.p.A. 1.375%, 07/17/19	2,864,218
553,000		Cemex, SAB de CV 3.750%, 03/15/18	662,157

			3,526,375

		Real Estate (1.3%)
1,760,000		AYC Finance, Ltd. 0.500%, 05/02/19	1,833,575
1,145,000		Spirit Realty Capital, Inc. 3.750%, 05/15/21	1,197,613

			3,031,188

		Telecommunication Services (2.5%)
5,200,000		Telenor East Holding II AS 0.250%, 09/20/19	5,878,600

		TOTAL CONVERTIBLE BONDS (Cost $75,963,434)	78,227,250

SYNTHETIC CONVERTIBLE SECURITIES (2.4%) ¤
Corporate Bonds (2.1%)
		Consumer Discretionary (1.6%)
1,130,000		L Brands, Inc. 5.625%, 02/15/22	1,187,913
2,370,000		Toll Brothers Finance Corp. 4.000%, 12/31/18	2,442,581

			3,630,494

		Industrials (0.5%)
1,240,000		Icahn Enterprises, LP 4.875%, 03/15/19	1,258,600

		TOTAL CORPORATE BONDS	4,889,094

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF CONTRACTS			VALUE

Purchased Options (0.3%) #
		Information Technology (0.1%)
255		Lam Research Corp. Call, 06/16/17, Strike $115.00	$177,225

		Materials (0.1%)
2,350		Vale, SA Call, 06/16/17, Strike $12.00	137,475

		Other (0.1%)
1,420	EUR	ESTX Banks Call, 03/17/17, Strike 120.00	296,997
785		iShares MSCI Mexico Capped ETF Call, 03/17/17, Strike $46.00	83,210

			380,207

		TOTAL PURCHASED OPTIONS	694,907

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $7,146,937)		5,584,001

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (6.8%)
		Health Care (2.5%)
5,700		Allergan, PLC 5.500%	4,511,493
26,700		Anthem, Inc.~ 5.250%	1,293,348

			5,804,841

		Real Estate (0.5%)
11,900		American Tower Corp. 5.250%	1,213,919

		Telecommunication Services (2.9%)
30,000		Alibaba Exchangeable (Softbank)*§ 5.750%	3,710,250
30,100		T-Mobile USA, Inc. 5.500%	3,075,016

			6,785,266

		Utilities (0.9%)
		NextEra Energy, Inc.
21,900		6.371%	1,290,348
14,000		6.123%	700,980

			1,991,328

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,354,601)		15,795,354

COMMON STOCKS (56.4%)
		Consumer Discretionary (5.9%)
60,000		D.R. Horton, Inc.	1,794,600
15,500	EUR	Daimler, AG	1,165,706
9,500		Home Depot, Inc.	1,307,010
27,300		Johnson Controls International plc	1,200,654

NUMBER OF SHARES			VALUE

37,600		Nike, Inc. - Class B	$1,989,040
19,200	DKK	Pandora, A/S	2,516,138
23,200		Starbucks Corp.	1,281,104
43,100	JPY	Toyota Motor Corp.	2,506,388

			13,760,640

		Consumer Staples (6.3%)
17,500	EUR	Anheuser-Busch InBev SA	1,827,315
23,300	GBP	British American Tobacco, PLC	1,438,260
30,100		Coca-Cola Company	1,251,257
98,800	GBP	Diageo, PLC	2,744,452
17,600	CHF	Nestlé, SA	1,289,456
46,900	EUR	Unilever, NV	1,902,349
27,200		Wal-Mart Stores, Inc.	1,815,328
30,800		Walgreens Boots Alliance, Inc.	2,523,752

			14,792,169

		Energy (4.4%)
25,701		Anadarko Petroleum Corp.	1,786,990
13,500		EOG Resources, Inc.	1,371,330
15,400		Exxon Mobil Corp.	1,291,906
81,800	EUR	Royal Dutch Shell, PLC - Class A	2,215,919
23,600		Schlumberger, Ltd.	1,975,556
33,290	EUR	TOTAL, SA	1,684,313

			10,326,014

		Financials (10.0%)
231,800	HKD	AIA Group, Ltd.	1,442,980
123,500		Bank of America Corp.	2,796,040
46,100		Citigroup, Inc.	2,573,763
78,700	CHF	Credit Suisse Group, AG#	1,201,366
331,000	JPY	Daiwa Securities Group, Inc.	2,110,549
98,200		Fifth Third Bancorp	2,563,020
48,300		JPMorgan Chase & Company	4,087,629
48,700		Morgan Stanley	2,069,263
17,700		PNC Financial Services Group, Inc.	2,132,142
41,000		Wells Fargo & Company	2,309,530

			23,286,282

		Health Care (4.5%)
20,700		Celgene Corp.#	2,404,305
21,400		Johnson & Johnson	2,423,550
31,400		Merck & Company, Inc.	1,946,486
16,700	CHF	Novartis, AG	1,232,920
5,000	CHF	Roche Holding, AG	1,184,742
7,400		UnitedHealth Group, Inc.	1,199,540

			10,391,543

		Industrials (6.2%)
69,800	GBP	Ashtead Group, PLC	1,415,152
19,100	JPY	FANUC Corp.	3,749,842
39,500		General Electric Company	1,173,150
51,500	JPY	Komatsu, Ltd.	1,219,449
76,700	INR	Larsen & Toubro, Ltd.	1,638,026
17,300	EUR	Schneider Electric, SE	1,237,885
13,600		United Parcel Service, Inc. - Class B	1,484,168
10,600		United Technologies Corp.	1,162,502
50,900	GBP	Weir Group, PLC	1,289,428

			14,369,602

		Information Technology (16.4%)
10,300		Accenture, PLC - Class A	1,172,861
9,300		Alphabet, Inc. - Class A#	7,627,767

See accompanying Notes to Schedule of Investments

Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

35,300		Apple, Inc.	$4,283,655
12,500		Automatic Data Processing, Inc.	1,262,375
16,300		Broadcom, Ltd.	3,251,850
15,600		Facebook, Inc. - Class A#	2,032,992
14,300		MasterCard, Inc. - Class A	1,520,519
56,800		Microsoft Corp.	3,672,120
31,200		QUALCOMM, Inc.	1,667,016
900	KRW	Samsung Electronics Co., Ltd.	1,530,699
20,000	EUR	SAP SE	1,829,004
532,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	3,148,280
29,300	CHF	Temenos Group, AG#	2,130,499
122,500	HKD	Tencent Holdings, Ltd.	3,227,133

			38,356,770

		Materials (1.6%)
52,600	EUR	CRH, PLC	1,824,468
53,400		Newmont Mining Corp.	1,937,352

			3,761,820

		Telecommunication Services (1.1%)
27,700		AT&T, Inc.	1,167,832
30,700	JPY	Nippon Telegraph & Telephone Corp.	1,356,090

			2,523,922

	TOTAL COMMON STOCKS (Cost $113,709,923)		131,568,762

PRINCIPAL AMOUNT			VALUE
SOVEREIGN BONDS (0.5%)
25,265,000	MXN	Mexican Bonos 6.500%, 06/10/21 (Cost $1,235,226)	1,186,111

		TOTAL SOVEREIGN BONDS (Cost $1,235,226)	1,186,111

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTIONS (0.2%) #
		Other (0.2%)
3,575		Financial Select Sector SPDR Put, 03/17/17, Strike $23.00	166,237
585		Powershares QQQ Trust Series 1 Put, 03/17/17, Strike $120.00	54,698
1,240		SPDR S&P 500 ETF Trust Put, 03/17/17, Strike $225.00	332,320

		TOTAL PURCHASED OPTIONS (Cost $1,006,532)	553,255

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENTS (0.0%)
930		Fidelity Prime Money Market Fund -Institutional Class	931

NUMBER OF SHARES		VALUE

511	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	$511

	TOTAL SHORT TERM INVESTMENTS (Cost $1,442)	1,442

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED(1.6%)
2,733,601	Deutsche Bank Securities, Inc.† 0.520%, 02/01/17	2,733,601
1,024,348	Goldman Sachs Financial Square Government Fund	1,024,348

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $3,757,949)	3,757,949

TOTAL INVESTMENTS (101.4%) (Cost $217,176,044)		236,674,124

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.6%)		(3,757,949)

OTHER ASSETS, LESS LIABILITIES (0.2%)		491,869

NET ASSETS (100.0%)		$233,408,044

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-0.1%) #
	Other (-0.1%)
3,575	Financial Select Sector SPDR Put, 03/17/17, Strike $21.00	(28,600)
585	Powershares QQQ Trust Series 1 Put, 03/17/17, Strike $111.00	(13,747)
	SPDR S&P 500 ETF Trust
800	Put, 03/17/17, Strike $215.00	(74,800)
385	Put, 03/17/17, Strike $210.00	(22,908)

	TOTAL WRITTEN OPTIONS (Premium $351,530)	(140,055)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTER- PARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	European Monetary Unit	02/28/17	3,900,000	4,214,058	(63,447)

					$(63,447)

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $511,526.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
†	Repurchase agreement collateralized by the following security: 2,793,776 United States Treasury Note, 1.875%, 08/31/22.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

CURRENCY EXPOSURE JANUARY 31, 2017

	Value	% of Total Investments
US Dollar	$159,559,013	67.5%
European Monetary Unit	28,738,268	12.1%
Japanese Yen	15,169,624	6.4%
British Pound Sterling	8,683,942	3.7%
Swiss Franc	7,038,983	3.0%
Hong Kong Dollar	5,972,939	2.5%
New Taiwan Dollar	3,148,280	1.3%
Danish Krone	2,516,138	1.1%
Indian Rupee	1,638,026	0.7%
South Korean Won	1,530,699	0.6%
Canadian Dollar	1,352,046	0.6%
Mexican Peso	1,186,111	0.5%

Total Investments Net of Written Options	$236,534,069	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (71.4%)
	Consumer Discretionary (18.8%)
10,340,000	CalAtlantic Group, Inc. 1.625%, 05/15/18	$12,568,063
8,200,000	Ctrip.com International, Ltd. 1.000%, 07/01/20	8,637,839
11,000,000	DISH Network Corp.* 3.375%, 08/15/26	12,854,105
1,550,000	Horizon Global Corp. 2.750%, 07/01/22	1,629,438
7,250,000	Liberty Interactive, LLC* 1.750%, 09/30/46	8,167,016
	Liberty Media Corp.
8,380,000	1.375%, 10/15/23	9,052,327
7,200,000	2.250%, 09/30/46*	7,717,572
3,000,000	Liberty Media Corp./Liberty Formula One* 1.000%, 01/30/23	3,051,045
3,500,000	Macquarie Infrastructure Corp. 2.000%, 10/01/23	3,437,945
18,005,000	Priceline Group, Inc.^ 0.900%, 09/15/21	19,471,597
27,300,000	Tesla Motors, Inc. 1.250%, 03/01/21	25,713,188
1,650,000	World Wrestling Entertainment, Inc.* 3.375%, 12/15/23	1,660,882

		113,961,017

	Energy (3.0%)
6,250,000	Nabors Industries, Inc.* 0.750%, 01/15/24	6,330,500
1,650,000	Newpark Resources, Inc.* 4.000%, 12/01/21	1,808,449
4,850,000	PDC Energy, Inc. 1.125%, 09/15/21	5,486,296
4,165,000	SM Energy Company^ 1.500%, 07/01/21	4,568,464

		18,193,709

	Health Care (11.2%)
7,790,000	BioMarin Pharmaceutical, Inc. 0.750%, 10/15/18	8,997,255
7,000,000	Emergent Biosolutions, Inc.^ 2.875%, 01/15/21	8,585,220
3,275,000	Evolent Health, Inc.* 2.000%, 12/01/21	3,531,187
3,730,000	Hologic, Inc.‡ 0.000%, 12/15/43	4,589,056
2,700,000	Incyte Corp. 0.375%, 11/15/18	6,355,571
3,550,000	Insulet Corp.* 1.250%, 09/15/21	3,512,139
4,200,000	Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	4,690,098
4,040,000	Jazz Investments I, Ltd. 1.875%, 08/15/21	4,062,846
9,733,000	Medidata Solutions, Inc. 1.000%, 08/01/18	10,494,413
5,475,000	Molina Healthcare, Inc. 1.625%, 08/15/44	6,379,251

PRINCIPAL AMOUNT		VALUE

4,975,000	NuVasive, Inc.* 2.250%, 03/15/21	$6,583,418

		67,780,454

	Industrials (4.0%)
3,200,000	Aerojet Rocketdyne Holdings, Inc.* 2.250%, 12/15/23	3,187,472
2,455,000	Air Lease Corp. 3.875%, 12/01/18	3,432,507
3,250,000	Atlas Air Worldwide Holdings, Inc.^ 2.250%, 06/01/22	3,369,178
5,750,000	Dycom Industries, Inc. 0.750%, 09/15/21	6,266,436
2,250,000	Greenbrier Companies, Inc. 3.500%, 04/01/18	2,958,075
4,100,000	Tutor Perini Corp.* 2.875%, 06/15/21	4,924,408

		24,138,076

	Information Technology (27.7%)
1,810,000	Advanced Micro Devices, Inc. 2.125%, 09/01/26	2,696,448
4,943,000	Citrix Systems, Inc. 0.500%, 04/15/19	5,723,401
	Finisar Corp.
4,750,000	0.500%, 12/15/36*	4,792,275
4,300,000	0.500%, 12/15/33^	5,017,068
3,600,000	Inphi Corp.* 0.750%, 09/01/21	3,890,970
11,600,000	Intel Corp. 3.250%, 08/01/39	20,648,522
3,100,000	Knowles Corp.* 3.250%, 11/01/21	3,786,557
5,355,000	Microchip Technology, Inc. 1.625%, 02/15/25	7,291,127
5,150,000	Micron Technology, Inc. 1.625%, 02/15/33	11,470,621
3,000,000	Nice Systems, Inc.* 1.250%, 01/15/24	3,203,565
2,900,000	NVIDIA Corp. 1.000%, 12/01/18	15,780,828
3,300,000	ON Semiconductor Corp.^ 1.000%, 12/01/20	3,447,427
2,600,000	Palo Alto Networks, Inc. 0.000%, 07/01/19	3,706,599
3,300,000	Pandora Media, Inc. 1.750%, 12/01/20	3,415,484
8,853,000	Proofpoint, Inc. 0.750%, 06/15/20	10,578,450
2,525,000	Red Hat, Inc.^ 0.250%, 10/01/19	3,080,715
3,225,000	Rovi Corp. 0.500%, 03/01/20	3,192,234
13,195,000	Salesforce.com, Inc. 0.250%, 04/01/18	16,687,848
3,795,000	ServiceNow, Inc. 0.000%, 11/01/18	5,046,629
10,425,000	Synchronoss Technologies, Inc.^ 0.750%, 08/15/19	10,909,658
3,200,000	Teradyne, Inc.* 1.250%, 12/15/23	3,617,728
3,000,000	Veeco Instruments, Inc. 2.700%, 01/15/23	2,936,295

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

3,075,000	WebMD Health Corp.* 2.625%, 06/15/23	$2,911,917
	Workday, Inc.
9,440,000	0.750%, 07/15/18	10,911,649
2,900,000	1.500%, 07/15/20	3,582,239

		168,326,254

	Materials (1.3%)
3,450,000	Royal Gold, Inc. 2.875%, 06/15/19	3,775,352
4,000,000	RTI International Metals, Inc. 1.625%, 10/15/19	4,381,080

		8,156,432

	Real Estate (5.4%)
11,600,000	Colony Starwood Homes 3.000%, 07/01/19	13,158,286
3,100,000	Empire State Realty OP, LP* 2.625%, 08/15/19	3,529,226
4,195,000	Spirit Realty Capital, Inc. 3.750%, 05/15/21	4,387,760
10,700,000	Starwood Property Trust, Inc. 4.550%, 03/01/18	11,611,426

		32,686,698

	TOTAL CONVERTIBLE BONDS (Cost $408,981,626)	433,242,640

SYNTHETIC CONVERTIBLE SECURITIES (2.2%) ¤
Corporate Bonds (2.0%)
	Consumer Discretionary (1.2%)
7,000,000	GameStop Corp.* 5.500%, 10/01/19	7,214,375

	Telecommunication Services (0.8%)
4,900,000	SBA Communications Corp. 4.875%, 07/15/22	4,976,562

	TOTAL CORPORATE BONDS	12,190,937

NUMBER OF CONTRACTS		VALUE
Purchased Option (0.2%) #
	Information Technology (0.2%)
1,865	Xilinx, Inc. Call, 06/16/17, Strike $55.00	955,813

	TOTAL PURCHASED OPTION	955,813

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $12,490,062)	13,146,750

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (22.3%)
	Energy (3.1%)
113,000	Hess Corp. 8.000%	7,287,370

NUMBER OF SHARES		VALUE

183,000	Southwestern Energy Company 6.250%	$4,049,790
120,000	WPX Energy, Inc. 6.250%	7,470,000

		18,807,160

	Financials (5.8%)
54,750	Affiliated Managers Group, Inc. 5.150%	3,109,877
10,300	Bank of America Corp. 7.250%	12,280,175
15,570	Virtus Investment Partners, Inc. 7.250%	1,552,718
15,000	Wells Fargo & Company 7.500%	18,015,750

		34,958,520

	Health Care (3.4%)
17,740	Allergan, PLC 5.500%	14,041,032
139,000	Anthem, Inc. 5.250%	6,733,160

		20,774,192

	Industrials (0.6%)
65,400	Rexnord Corp. 5.750%	3,471,432

	Information Technology (0.7%)
39,000	Belden, Inc. 6.750%	4,175,340

	Materials (0.6%)
100,000	Arconic, Inc. 5.375%	3,667,000

	Real Estate (1.5%)
60,000	American Tower Corp. 5.250%	6,120,600
52,200	Welltower, Inc. 6.500%	3,131,478

		9,252,078

	Telecommunication Services (1.6%)
42,970	Alibaba Exchangeable (Softbank)*§ 5.750%	5,314,315
45,000	T-Mobile USA, Inc. 5.500%	4,597,200

		9,911,515

	Utilities (5.0%)
140,600	Dominion Resources, Inc. 6.375%	7,118,578
69,000	DTE Energy Company 6.500%	3,630,152
130,000	Exelon Corp. 6.500%	6,444,100
69,000	Great Plains Energy, Inc. 7.000%	3,534,870
	NextEra Energy, Inc.
116,000	6.123%	5,808,120

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

62,000	6.371%	$3,653,040

		30,188,860

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $134,969,516)	135,206,097

COMMON STOCKS (3.3%)
		Information Technology (3.3%)
127,000	Lam Research Corp.	14,587,220
104,749	Take-Two Interactive Software, Inc.#	5,619,784

	TOTAL COMMON STOCKS (Cost $13,053,674)	20,207,004

SHORT TERM INVESTMENTS (1.5%)
4,480,406	Fidelity Prime Money Market Fund - Institutional Class	4,482,198
4,470,278	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4,470,278

	TOTAL SHORT TERM INVESTMENTS (Cost $8,952,476)	8,952,476

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.9%)
12,802,520	Deutsche Bank Securities, Inc.† 0.520%, 02/01/17	12,802,520
4,797,423	Goldman Sachs Financial Square Government Fund	4,797,423

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $17,599,943)	17,599,943

NUMBER OF SHARES/ PRINCIPAL AMOUNT	VALUE

TOTAL INVESTMENTS (103.6%) (Cost $596,047,297)	628,354,910

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.9%)	$(17,599,943)

LIABILITIES, LESS OTHER ASSETS (-0.7%)	(4,021,757)

NET ASSETS (100.0%)	$606,733,210

FORWARD FOREIGN CURRENCY CONTRACT

COUNTER- PARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	Israeli Sheqel	04/26/17	7,251,000	1,927,942	(11,508)

					$(11,508)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2017.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
†	Repurchase agreement collateralized by the following security: 13,084,344 United States Treasury Note, 1.875%, 08/31/22.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (74.3%)
	Consumer Discretionary (15.1%)
400,000	Bayer Capital Corp., BV*	$486,490
	Ctrip.com International, Ltd.
680,000	1.250%, 09/15/22*	670,551
600,000	1.000%, 07/01/20	632,037
825,000	DISH Network Corp.*	964,058
50,000,000	Iida Group Holdings Company, Ltd.	477,526
405,000	Liberty Interactive, LLC*	456,226
745,000	Liberty Media Corp.	804,771
	Priceline Group, Inc.
1,835,000	0.900%, 09/15/21^	1,984,470
435,000	1.000%, 03/15/18	731,729
393,000	SEB, SA	769,611
75,000,000	Sony Corp.	718,630
1,400,000	Steinhoff Finance Holding Company	1,476,975
	Tesla Motors, Inc.
1,850,000	1.250%, 03/01/21	1,742,469
610,000	0.250%, 03/01/19	591,072

		12,506,615

	Energy (1.9%)
405,000	Nabors Industries, Inc.*	410,216
210,000	SM Energy Company	230,343
400,000	Tullow Oil Jersey, Ltd.	519,907
480,000	Whiting Petroleum Corp.	427,428

		1,587,894

	Financials (10.1%)
800,000	AURELIUS Equity Opportunities SE & Co. KGaA	1,061,830
1,700,000	Azimut Holding, S.p.A.	1,959,020
500,000	British Land White 2015, Ltd.	583,121
2,607,500	Credit Agricole, SA	1,975,599
700,000	Cromwell SPV Finance Pty, Ltd.	768,934
505,000	Element Fleet Management Corp.*	398,124
4,000,000	Haitong International Securities Group, Ltd.	521,131
200,000	LEG Immobilien, AG	307,910
94,000	Unibail-Rodamco, SE	342,070
400,000	Yamaguchi Financial Group, Inc.‡	417,551

		8,335,290

	Health Care (8.7%)
	BioMarin Pharmaceutical, Inc.
390,000	1.500%, 10/15/20	472,044
330,000	0.750%, 10/15/18	381,142
671,000	Emergent Biosolutions, Inc.	822,955
740,000	Hologic, Inc.‡	910,429
	Illumina, Inc.
235,000	0.000%, 06/15/19	233,977
95,000	0.500%, 06/15/21	97,699
415,000	Indah Capital, Ltd.	315,431
800,000	Magyar Nemzeti Vagyonkezelo Zrt	1,018,537
360,000	Medidata Solutions, Inc.	388,163
700,000	Molina Healthcare, Inc.	815,612
620,000	NuVasive, Inc.*	820,446

PRINCIPAL AMOUNT		VALUE

800,000	QIAGEN, NV	$950,556

		7,226,991

	Industrials (9.5%)
400,000	Aerojet Rocketdyne Holdings, Inc.*	398,434
700,000	Carillion Finance Jersey, Ltd.	838,436
295,000	Greenbrier Companies, Inc.	387,837
90,000,000	Japan Airport Terminal Company, Ltd.	802,082
40,000,000	Kandenko Company, Ltd.	400,919
200,000	Larsen & Toubro, Ltd.	193,453
1,000,000	MISUMI Group, Inc.	1,534,561
800,000	Prysmian S.p.A.	991,626
1,866,000	Safran, SA	1,898,054
335,000	Trinity Industries, Inc.	422,923

		7,868,325

	Information Technology (19.1%)
1,269,000	Citrix Systems, Inc.	1,469,350
348,000	Euronet Worldwide, Inc.	397,806
	FireEye, Inc.
348,000	1.000%, 06/01/35	321,851
330,000	1.625%, 06/01/35	295,071
400,000	Inphi Corp.*	432,330
	Intel Corp.
345,000	3.250%, 08/01/39	614,115
330,000	3.479%, 12/15/35	452,448
610,000	Microchip Technology, Inc.	830,549
305,000	Micron Technology, Inc.	694,133
405,000	Nice Systems, Inc.*	432,481
370,000	NVIDIA Corp.	2,013,416
800,000	NXP Semiconductors, NV	910,096
535,000	Red Hat, Inc.^	652,745
900,000	Rocket Internet, SE	925,166
1,615,000	Salesforce.com, Inc.	2,042,507
415,000	Synchronoss Technologies, Inc.	434,293
405,000	Take-Two Interactive Software, Inc.	1,008,600
400,000	Teradyne, Inc.*	452,216
630,000	Ubisoft Entertainment, SA	383,895
405,000	Veeco Instruments, Inc.	396,400
495,000	Workday, Inc.	611,451

		15,770,919

	Materials (0.6%)
300,000	Buzzi Unicem, S.p.A.	477,370

	Real Estate (5.0%)
1,000,000	AYC Finance, Ltd.	1,041,804
1,220,000	Colony Starwood Homes	1,383,889
1,000,000	Grand City Properties, SA	1,085,508
608,000	Starwood Property Trust, Inc.	659,789

		4,170,990

	Telecommunication Services (4.3%)
2,100,000	América Móvil, SAB de CV	2,193,156
1,200,000	Telenor East Holding II AS	1,356,600

		3,549,756

	TOTAL CONVERTIBLE BONDS (Cost $59,636,006)	61,494,150

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

SYNTHETIC CONVERTIBLE SECURITIES (8.9%) ¤
Corporate Bonds (7.5%)
		Consumer Discretionary (2.2%)
625,000		CalAtlantic Group, Inc. 6.625%, 05/01/20	$689,453
625,000		D.R. Horton, Inc. 3.750%, 03/01/19	642,900
479,000		Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.500%, 04/15/21	493,370

			1,825,723

		Health Care (0.8%)
630,000		HCA Holdings, Inc. 6.250%, 02/15/21	679,613

		Industrials (2.2%)
450,000		AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.000%, 10/01/21	479,250
695,000		Icahn Enterprises, LP 4.875%, 03/15/19	705,425
645,000		United Continental Holdings, Inc. 6.375%, 06/01/18	676,847

			1,861,522

		Materials (1.1%)
305,000		Chemtura Corp. 5.750%, 07/15/21	317,391
300,000	EUR	Huntsman International, LLC 5.125%, 04/15/21	354,211
200,000	EUR	INEOS Group Holdings, SA 5.750%, 02/15/19	219,939

			891,541

		Telecommunication Services (1.2%)
283,000		Sprint Corp. 7.250%, 09/15/21	303,341
645,000		T-Mobile USA, Inc. 6.250%, 04/01/21	669,590

			972,931

		TOTAL CORPORATE BONDS	6,231,330

NUMBER OF CONTRACTS			VALUE

Purchased Options (1.4%) #
		Consumer Discretionary (0.7%)
420		Lennar Corp. Call, 05/19/17, Strike $44.00	120,750
120	EUR	LVMH Moet Hennessy Louis Vuitton, SE Call, 06/16/17, Strike 165.00	318,798
180		Time Warner, Inc. Call, 06/16/17, Strike $90.00	149,400

			588,948

		Industrials (0.4%)
240	EUR	Airbus Group, SE Call, 06/16/17, Strike 60.00	134,462

PRINCIPAL AMOUNT			VALUE

195	GBP	International Consolidated Airlines Group, SA Jun17 5 Call Call, 06/16/17, Strike 5.00	$60,408
115	EUR	Siemens, AG Call, 03/17/17, Strike 108.00	109,804

			304,674

		Information Technology (0.2%)
160		Lam Research Corp. Call, 06/16/17, Strike $105.00	212,000

		Telecommunication Services (0.1%)
750	GBP	Vodafone Group, PLC Call, 06/16/17, Strike 2.00	75,480

		TOTAL PURCHASED OPTIONS	1,181,102

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $7,080,589)	7,412,432

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (14.2%)
		Energy (2.9%)
12,175		Hess Corp. 8.000%	785,166
34,540		Southwestern Energy Company 6.250%	764,370
13,330		WPX Energy, Inc. 6.250%	829,792

			2,379,328

		Financials (5.8%)
1,945		Bank of America Corp. 7.250%	2,318,926
2,030		Wells Fargo & Company 7.500%	2,438,132

			4,757,058

		Health Care (1.3%)
1,340		Allergan, PLC 5.500%	1,060,596

		Industrials (0.5%)
7,935		Rexnord Corp. 5.750%	421,190

		Real Estate (1.0%)
8,195		American Tower Corp. 5.250%	835,972

		Telecommunication Services (0.8%)
5,350		Alibaba Exchangeable (Softbank)*§ 5.750%	661,661

		Utilities (1.9%)
8,205		Exelon Corp. 6.500%	406,722
8,095		Great Plains Energy, Inc. 7.000%	414,707

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

13,000	NextEra Energy, Inc. 6.371%	$765,960

		1,587,389

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,736,294)	11,703,194

SHORT TERM INVESTMENTS (2.3%)
924,665	Fidelity Prime Money Market Fund - Institutional Class	925,035
922,010	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	922,010

	TOTAL SHORT TERM INVESTMENTS (Cost $1,847,045)	1,847,045

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.6%)
962,019	Deutsche Bank Securities, Inc.† 0.520%, 02/01/17	962,019
360,492	Goldman Sachs Financial Square Government Fund	360,492

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $1,322,511)	1,322,511

TOTAL INVESTMENTS (101.3%) (Cost $81,622,445)		83,779,332

OTHER ASSETS, LESS LIABILITIES (0.3%)		275,069

NET ASSETS (100.0%)		$82,731,890

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2017.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.

#	Non-income producing security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
†	Repurchase agreement collateralized by the following security: 983,196 United States Treasury Note, 1.875%, 08/31/22.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

CURRENCY EXPOSURE JANUARY 31, 2017

	Value	% of Total Investments
US Dollar	$59,329,079	70.8%
European Monetary Unit	19,258,965	23.0%
Japanese Yen	2,399,157	2.9%
British Pound Sterling	1,557,445	1.8%
Hong Kong Dollar	521,131	0.6%
Canadian Dollar	398,124	0.5%
Singapore Dollar	315,431	0.4%

Total Investments	$83,779,332	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (89.9%)
	Consumer Discretionary (19.6%)
500,000	American Airlines Group, Inc. 6.125%, 06/01/18	$523,437
1,000,000	American Honda Finance Corp. 1.650%, 07/12/21	965,900
1,000,000	Carnival Corp. 3.950%, 10/15/20	1,054,910
250,000	CCO Holdings, LLC / CCO Holdings Capital Corp. 6.625%, 01/31/22	258,261
500,000	Charter Communications Operating, LLC / Charter Communications Operating Capital 4.464%, 07/23/22	524,375
1,000,000	Comcast Corp. 2.750%, 03/01/23	987,770
500,000	Continental Airlines 2012-3 Class C Pass Thru Trust 6.125%, 04/29/18	520,308
500,000	DISH DBS Corp. 4.250%, 04/01/18	512,188
250,000	DR Horton, Inc. 4.750%, 02/15/23	268,126
500,000	Expedia, Inc. 5.950%, 08/15/20	549,932
500,000	Ford Motor Credit Company, LLC 5.875%, 08/02/21	556,110
1,000,000	General Motors Company, Inc. 3.700%, 05/09/23	991,325
445,000	Goodyear Tire & Rubber Company 8.750%, 08/15/20	530,106
1,000,000	Harley-Davidson Financial Services, Inc.* 2.150%, 02/26/20	994,095
1,000,000	Hasbro, Inc. 3.150%, 05/15/21	1,015,250
1,000,000	Interpublic Group of Companies, Inc. 2.250%, 11/15/17	1,004,605
250,000	L Brands, Inc. 5.625%, 02/15/22	262,813
500,000	Lennar Corp. 4.500%, 06/15/19	519,063
1,000,000	Mattel, Inc. 2.350%, 05/06/19	1,004,280
1,000,000	Ralph Lauren Corp. 2.125%, 09/26/18	1,008,250
1,000,000	Time Warner, Inc. 3.600%, 07/15/25	982,100
1,000,000	TJX Companies, Inc. 2.750%, 06/15/21	1,016,070
500,000	Toll Brothers Finance Corp. 5.625%, 01/15/24	526,562
500,000	ZF North America Capital, Inc.* 4.500%, 04/29/22	514,375

		17,090,211

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (6.1%)
1,000,000	Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	$1,002,695
500,000	Coca-Cola Company 2.450%, 11/01/20	509,385
1,000,000	General Mills, Inc. 2.200%, 10/21/19	1,006,740
550,000	Land O’Lakes, Inc.* 6.000%, 11/15/22	599,335
1,000,000	Mondelez International Holdings Netherlands, BV* 2.000%, 10/28/21	961,535
224,000	Smithfield Foods, Inc.* 5.250%, 08/01/18	226,461
1,000,000	WM Wrigley Jr. Company* 3.375%, 10/21/20	1,031,095

		5,337,246

	Energy (3.4%)
1,000,000	Chevron Corp. 1.961%, 03/03/20	1,000,290
1,000,000	Exxon Mobil Corp. 2.709%, 03/06/25	976,560
1,000,000	Shell International Finance, BV 3.250%, 05/11/25	996,500

		2,973,350

	Financials (26.5%)
500,000	Ally Financial, Inc. 3.250%, 09/29/17	504,063
1,000,000	American Express Company 2.600%, 09/14/20	1,009,340
1,000,000	Ameriprise Financial, Inc. 2.875%, 09/15/26	953,285
1,000,000	AON Corp. 5.000%, 09/30/20	1,082,230
1,250,000	Bank of America Corp. 4.125%, 01/22/24	1,296,656
1,000,000	Bank of Montreal 1.900%, 08/27/21	972,035
1,000,000	Bank of New York Mellon Corp. 3.000%, 10/30/28	951,600
1,000,000	Berkshire Hathaway, Inc. 2.750%, 03/15/23	999,570
500,000	Capital One NA 2.950%, 07/23/21	504,910
750,000	Citigroup, Inc. 4.125%, 07/25/28	739,020
1,000,000	Fifth Third Bancorp 2.300%, 03/01/19	1,007,180
500,000	Franklin Resources, Inc. 2.850%, 03/30/25	486,625
250,000	GLP Capital, LP / GLP Financing II, Inc.^ 4.375%, 04/15/21	261,094
1,000,000	Goldman Sachs Group, Inc. 4.250%, 10/21/25	1,012,990
	JPMorgan Chase & Company
1,500,000	3.875%, 09/10/24	1,512,172
500,000	3.875%, 02/01/24	517,998
1,000,000	Metropolitan Life Global Funding I* 2.300%, 04/10/19	1,007,895

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,000,000	Morgan Stanley 2.500%, 04/21/21	$987,780
1,000,000	Neuberger Berman Group, LLC* 5.875%, 03/15/22	1,033,735
1,000,000	Royal Bank Of Canada 2.350%, 10/30/20	998,625
1,000,000	State Street Corp. 1.950%, 05/19/21	979,745
1,000,000	SunTrust Banks, Inc. 3.300%, 05/15/26	965,810
1,000,000	Toronto-Dominion Bank 2.125%, 04/07/21	986,750
1,000,000	US Bancorp 3.600%, 09/11/24	1,022,275
1,250,000	Wells Fargo & Company 4.125%, 08/15/23	1,303,756

		23,097,139

	Health Care (5.7%)
1,000,000	AbbVie, Inc. 2.300%, 05/14/21	985,360
500,000	Actavis, PLC 1.875%, 10/01/17	501,412
500,000	Edwards Lifesciences Corp. 2.875%, 10/15/18	507,385
1,000,000	Gilead Sciences, Inc. 3.650%, 03/01/26	1,015,760
500,000	HCA, Inc. 3.750%, 03/15/19	510,000
1,000,000	Johnson & Johnson 2.450%, 03/01/26	956,845
500,000	Thermo Fisher Scientific, Inc. 1.850%, 01/15/18	501,720

		4,978,482

	Industrials (6.8%)
500,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.000%, 10/01/21	532,500
500,000	Eaton Corp. 1.500%, 11/02/17	500,483
1,000,000	Honeywell International, Inc. 1.850%, 11/01/21	979,290
447,000	Huntington Ingalls Industries, Inc.* 5.000%, 12/15/21	467,674
200,000	IHO Verwaltungs GmbH* 4.125%, 09/15/21	202,125
240,000	Kaiser Aluminum Corp. 5.875%, 05/15/24	251,100
1,000,000	Parker-Hannifin Corp. 5.500%, 05/15/18	1,050,685
500,000	Southwest Airlines Company 2.750%, 11/06/19	508,682
1,000,000	United Technologies Corp. 2.650%, 11/01/26	956,025
500,000	Verisk Analytics, Inc. 4.125%, 09/12/22	518,945

		5,967,509

	Information Technology (11.0%)
500,000	Alliance Data Systems Corp.* 5.375%, 08/01/22	489,142
1,000,000	Amphenol Corp. 4.000%, 02/01/22	1,048,340
1,000,000	Apple, Inc. 4.375%, 05/13/45	1,013,070

PRINCIPAL AMOUNT		VALUE

500,000	Cardtronics, Inc. 5.125%, 08/01/22	$508,125
500,000	CDW, LLC / CDW Finance Corp. 5.000%, 09/01/23	511,562
500,000	Cisco Systems, Inc. 1.850%, 09/20/21	488,758
1,000,000	Electronic Arts, Inc. 4.800%, 03/01/26	1,061,770
500,000	Fiserv, Inc. 3.500%, 10/01/22	511,442
500,000	Flextronics International, Ltd. 4.750%, 06/15/25	526,875
500,000	Hewlett Packard Enterprise Company 4.900%, 10/15/25	521,900
	Microsoft Corp.
500,000	4.100%, 02/06/37	506,100
500,000	3.125%, 11/03/25	499,315
	Nuance Communications, Inc.*
185,000	6.000%, 07/01/24	189,856
114,000	5.375%, 08/15/20	116,993
550,000	NXP Semiconductors, NV* 4.125%, 06/01/21	568,219
1,000,000	Visa, Inc. 2.200%, 12/14/20	1,003,855

		9,565,322

	Materials (1.6%)
217,000	Barrick Gold Corp. 6.950%, 04/01/19	238,450
1,000,000	Georgia-Pacific, LLC* 3.600%, 03/01/25	1,017,690
119,000	Steel Dynamics, Inc.* 5.000%, 12/15/26	121,603

		1,377,743

	Real Estate (2.3%)
500,000	American Tower Corp. 5.900%, 11/01/21	559,305
453,000	DuPont Fabros Technology, LP 5.875%, 09/15/21	473,668
1,000,000	Simon Property Group, LP 3.375%, 10/01/24	1,012,885

		2,045,858

	Telecommunication Services (4.0%)
500,000	AT&T, Inc. 3.000%, 06/30/22	494,010
1,000,000	British Telecommunications, PLC 2.350%, 02/14/19	1,006,315
200,000	CSC Holdings, LLC* 5.500%, 04/15/27	203,125
250,000	Sprint Corp. 7.250%, 09/15/21	267,969
500,000	T-Mobile USA, Inc. 6.250%, 04/01/21	519,062
1,000,000	Verizon Communications, Inc. 3.500%, 11/01/24	993,630

		3,484,111

	Utilities (2.9%)
500,000	Exelon Corp. 2.450%, 04/15/21	494,410
1,000,000	NextEra Energy, Inc. 2.700%, 09/15/19	1,012,860

See accompanying Notes to Schedule of Investments

Calamos Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,000,000	Southern Company 2.150%, 09/01/19	$1,000,420

		2,507,690

	TOTAL CORPORATE BONDS (Cost $77,711,245)	78,424,661

U.S. GOVERNMENT AND AGENCY SECURITIES (9.0%)
	Other (9.0%)
1,250,000	United States Treasury Bond 2.875%, 11/15/46	1,207,145
	United States Treasury Note
2,000,000	1.500%, 08/15/26	1,839,024
1,500,000	2.000%, 02/15/25	1,460,252
1,500,000	1.625%, 05/15/26	1,398,274
1,000,000	2.125%, 11/30/23	993,755
1,000,000	1.500%, 02/28/23	963,486

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $8,132,850)	7,861,936

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (0.0%)
1,547	Fidelity Prime Money Market Fund - Institutional Class	1,548
1,519	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	1,519

	TOTAL SHORT TERM INVESTMENTS (Cost $3,067)	3,067

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.2%)
89,892	Deutsche Bank Securities, Inc.† 0.520%, 02/01/17	$89,891
33,685	Goldman Sachs Financial Square Government Fund	33,685

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $123,576)	123,576

TOTAL INVESTMENTS (99.1%) (Cost $85,970,738)		86,413,240

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.1%)		(123,576)

OTHER ASSETS, LESS LIABILITIES (1.1%)		946,908

NET ASSETS (100.0%)		$87,236,572

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
†	Repurchase agreement collateralized by the following security: 91,870 United States Treasury Note, 1.875%, 08/31/22.

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (93.5%)
	Consumer Discretionary (21.9%)
350,000	Altice Luxembourg, SA* 7.750%, 05/15/22	$371,875
375,000	CalAtlantic Group, Inc. 6.625%, 05/01/20	413,672
620,000	Cedar Fair, LP 5.375%, 06/01/24	640,537
469,000	Century Communities, Inc. 6.875%, 05/15/22	483,363
500,000	Cooper Tire & Rubber Company^ 8.000%, 12/15/19	566,875
460,000	Dana, Inc. 5.500%, 12/15/24	478,688
805,000	DISH DBS Corp. 5.125%, 05/01/20	829,653
375,000	ESH Hospitality, Inc.* 5.250%, 05/01/25	377,109
	GameStop Corp.*
600,000	5.500%, 10/01/19	618,375
185,000	6.750%, 03/15/21^	188,469
515,000	Golden Nugget, Inc.* 8.500%, 12/01/21	552,659
600,000	L Brands, Inc. 6.875%, 11/01/35	589,125
575,000	Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.500%, 04/15/21	592,250
445,000	Meritage Homes Corp. 7.000%, 04/01/22	490,334
720,000	NCL Corp., Ltd. - Class C* 4.625%, 11/15/20	737,550
250,000	Netflix, Inc. 5.375%, 02/01/21	268,594
770,000	Nexstar Escrow Corp.* 5.625%, 08/01/24	768,075
560,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	564,200
515,000	Reliance Intermediate Holdings, LP* 6.500%, 04/01/23	547,188
365,000	Service Corp. International 5.375%, 05/15/24	383,706
	SFR Group, SA*
675,000	6.000%, 05/15/22	695,672
150,000	7.375%, 05/01/26	154,125
615,000	Sirius XM Radio, Inc.* 6.000%, 07/15/24	654,975
575,000	Speedway Motorsports, Inc. 5.125%, 02/01/23	580,391
775,000	Time, Inc.* 5.750%, 04/15/22	796,797
850,000	Toll Brothers Finance Corp. 5.625%, 01/15/24	895,156
500,000	ZF North America Capital, Inc.* 4.500%, 04/29/22	514,375

		14,753,788

	Consumer Staples (4.2%)
485,000	Fresh Market, Inc.* 9.750%, 05/01/23	425,891
765,000	JBS USA, LLC* 7.250%, 06/01/21	790,819

PRINCIPAL AMOUNT		VALUE

500,000	Land O’Lakes, Inc.* 6.000%, 11/15/22	$544,850
329,000	Post Holdings, Inc.* 7.750%, 03/15/24	364,779
650,000	The Nature’s Bounty Co.* 7.625%, 05/15/21	684,937

		2,811,276

	Energy (11.4%)
545,000	Antero Midstream Partners, LP / Antero Midstream Finance Corp.* 5.375%, 09/15/24	557,944
370,000	Atwood Oceanics, Inc.^ 6.500%, 02/01/20	350,112
420,000	Bill Barrett Corp. 7.000%, 10/15/22	418,425
515,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.* 6.125%, 11/15/22	528,841
	Carrizo Oil & Gas, Inc.
500,000	7.500%, 09/15/20	519,375
375,000	6.250%, 04/15/23	385,547
981,000	Drill Rigs Holdings, Inc.* 6.500%, 10/01/17	501,536
535,000	Energy Transfer Equity, LP 5.500%, 06/01/27	555,731
807,000	Gulfmark Offshore, Inc. 6.375%, 03/15/22	460,999
	Gulfport Energy Corp.*
185,000	6.000%, 10/15/24	188,816
130,000	6.375%, 05/15/25	133,656
645,000	Laredo Petroleum, Inc.^ 6.250%, 03/15/23	675,637
575,000	Oasis Petroleum, Inc.^ 6.875%, 01/15/23	590,812
600,000	Pacific Drilling, SA*^ 5.375%, 06/01/20	304,125
273,000	PDC Energy, Inc.* 6.125%, 09/15/24	285,968
250,000	Petroleum Geo Services Company*^ 7.375%, 12/15/20	238,594
500,000	QEP Resources, Inc. 6.875%, 03/01/21	531,250
219,000	Rice Energy, Inc. 7.250%, 05/01/23	236,657
271,401	W&T Offshore, Inc.* 9.000%, 05/15/20	226,620

		7,690,645

	Financials (4.7%)
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.*
170,000	7.125%, 06/15/24	186,788
170,000	5.875%, 06/15/21	179,669
650,000	Equinix, Inc. 5.375%, 04/01/23	681,687
845,000	GLP Capital, LP / GLP Financing II, Inc. 5.375%, 04/15/26	880,912
195,000	Lions Gate Entertainment Corp.* 5.875%, 11/01/24	198,656
500,000	Park Aerospace Holdings, Ltd.* 5.250%, 08/15/22	512,813

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

550,000	Quicken Loans, Inc.* 5.750%, 05/01/25	$530,406

		3,170,931

	Health Care (9.8%)
	Acadia Healthcare Company, Inc.
185,000	5.625%, 02/15/23	188,006
180,000	6.500%, 03/01/24	188,213
450,000	Alere, Inc. 6.500%, 06/15/20	449,156
500,000	Community Health Systems, Inc. 5.125%, 08/15/18	502,187
500,000	DaVita, Inc. 5.125%, 07/15/24	494,688
325,000	Endo, Ltd.* 6.000%, 07/15/23	278,281
	HCA, Inc.
831,000	4.750%, 05/01/23	862,162
335,000	5.000%, 03/15/24	349,656
255,000	Hologic, Inc.* 5.250%, 07/15/22	267,113
575,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	508,516
423,000	MPH Acquisition Holdings, LLC* 7.125%, 06/01/24	449,438
500,000	Surgical Care Affiliates, Inc.* 6.000%, 04/01/23	541,875
558,000	Teleflex, Inc. 5.250%, 06/15/24	578,576
775,000	Tenet Healthcare Corp. 6.750%, 02/01/20	772,578
200,000	VPII Escrow Corp.*^ 6.750%, 08/15/18	197,750

		6,628,195

	Industrials (15.4%)
200,000	ACCO Brands Corp.* 5.250%, 12/15/24	201,375
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
325,000	5.000%, 10/01/21	346,125
325,000	4.625%, 10/30/20	342,266
500,000	ARD Finance, SA* 7.125%, 09/15/23	508,750
557,000	Garda World Security Corp.* 7.250%, 11/15/21	533,327
790,000	GrafTech International, Ltd. 6.375%, 11/15/20	653,725
365,000	Huntington Ingalls Industries, Inc.* 5.000%, 11/15/25	381,197
200,000	IHO Verwaltungs GmbH* 4.500%, 09/15/23	198,250
700,000	James Hardie International Finance, Ltd.* 5.875%, 02/15/23	731,062
220,000	Kaiser Aluminum Corp. 5.875%, 05/15/24	230,175
340,000	Lamar Media Corp. 5.750%, 02/01/26	362,738
595,000	Match Group, Inc. 6.375%, 06/01/24	639,997
475,000	Meritor, Inc. 6.750%, 06/15/21	491,625
	Michael Baker International, LLC*
459,000	8.250%, 10/15/18	464,164

PRINCIPAL AMOUNT		VALUE

385,800	8.875%, 04/15/19	$367,233
795,000	Multi-Color Corp.* 6.125%, 12/01/22	840,712
415,000	Navistar International Corp. 8.250%, 11/01/21	419,409
460,000	Oshkosh Corp. 5.375%, 03/01/25	476,100
317,000	Terex Corp. 6.000%, 05/15/21	326,816
325,000	Titan International, Inc. 6.875%, 10/01/20	327,641
450,000	United Continental Holdings, Inc. 6.375%, 06/01/18	472,219
	United Rentals North America, Inc.
785,000	6.125%, 06/15/23	829,647
269,000	7.625%, 04/15/22	282,450

		10,427,003

	Information Technology (7.8%)
600,000	Alliance Data Systems Corp.* 5.375%, 08/01/22	586,971
160,000	Amkor Technology, Inc. 6.625%, 06/01/21	164,700
700,000	Belden, Inc.* 5.500%, 09/01/22	725,375
956,000	Cardtronics, Inc. 5.125%, 08/01/22	971,535
45,000	CBS Radio, Inc.* 7.250%, 11/01/24	46,969
325,000	CDW, LLC / CDW Finance Corp. 5.000%, 09/01/23	332,516
780,000	CommScope Technologies Finance, LLC* 6.000%, 06/15/25	831,675
907,000	First Data Corp.* 7.000%, 12/01/23	963,121
	Nuance Communications, Inc.*
310,000	6.000%, 07/01/24	318,137
200,000	5.625%, 12/15/26	199,750
141,000	5.375%, 08/15/20	144,701

		5,285,450

	Materials (7.4%)
695,000	Cascades, Inc.* 5.750%, 07/15/23	713,244
413,000	Chemtura Corp. 5.750%, 07/15/21	429,778
615,000	Constellium, NV* 8.000%, 01/15/23	649,594
	First Quantum Minerals, Ltd.*
160,000	7.000%, 02/15/21	164,400
160,000	6.750%, 02/15/20	164,400
850,000	Huntsman International, LLC 5.125%, 11/15/22	879,750
535,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	536,003
220,000	Koppers, Inc.* 6.000%, 02/15/25	227,700
400,000	New Gold, Inc.* 6.250%, 11/15/22	402,250
157,000	Steel Dynamics, Inc.* 5.000%, 12/15/26	160,434

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

625,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	$658,203

		4,985,756

	Real Estate (1.5%)
460,000	DuPont Fabros Technology, LP 5.875%, 09/15/21	480,987
510,000	Iron Mountain, Inc. 6.000%, 08/15/23	542,194

		1,023,181

	Telecommunication Services (9.2%)
292,000	CenturyLink, Inc. 6.750%, 12/01/23	301,308
	CSC Holdings, LLC
390,000	5.250%, 06/01/24	390,975
200,000	10.875%, 10/15/25*	238,500
200,000	5.500%, 04/15/27*	203,125
	Frontier Communications Corp.
745,000	7.625%, 04/15/24	659,325
275,000	10.500%, 09/15/22	287,719
850,000	Inmarsat Finance, PLC* 4.875%, 05/15/22	835,125
625,000	Intelsat Jackson Holdings, SA*^ 8.000%, 02/15/24	648,828
450,000	SBA Communications Corp. 4.875%, 07/15/22	457,031
1,220,000	Sprint Corp. 7.875%, 09/15/23	1,335,137
820,000	T-Mobile USA, Inc. 6.625%, 04/01/23	872,788

		6,229,861

	Utilities (0.2%)
116,000	NRG Energy, Inc. 7.875%, 05/15/21	120,857

	TOTAL CORPORATE BONDS (Cost $63,278,818)	63,126,943

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (0.6%)
	Health Care (0.6%)
500	Allergan, PLC 5.500% (Cost $503,157)	395,745

SHORT TERM INVESTMENTS (5.1%)
1,726,524	Fidelity Prime Money Market Fund - Institutional Class	1,727,215
1,726,652	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	1,726,652

	TOTAL SHORT TERM INVESTMENTS (Cost $3,453,867)	3,453,867

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.8%)
1,346,043	Deutsche Bank Securities, Inc.† 0.520%, 02/01/17	$1,346,043
504,396	Goldman Sachs Financial Square Government Fund	504,396

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $1,850,439)	1,850,439

TOTAL INVESTMENTS (102.0%) (Cost $69,086,281)		68,826,994

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.7%)		(1,850,439)

OTHER ASSETS, LESS LIABILITIES (0.8%)		509,761

NET ASSETS (100.0%)		$67,486,316

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
†	Repurchase agreement collateralized by the following security: 1,375,674 United States Treasury Note, 1.875%, 08/31/22.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (39.6%)
		Consumer Discretionary (8.0%)
20,000,000	EUR	Bayer Capital Corp., BV* 5.625%, 11/22/19	$24,324,498
		CalAtlantic Group, Inc.~
12,000,000		1.625%, 05/15/18	14,585,760
6,500,000		1.250%, 08/01/32	6,704,458
		Ctrip.com International, Ltd.
26,000,000		1.250%, 10/15/18~	31,596,890
10,000,000		1.990%, 07/01/25	10,827,650
30,417,000		DISH Network Corp.* 3.375%, 08/15/26	35,543,937
4,000,000		GNC Holdings, Inc.* 1.500%, 08/15/20	2,489,320
2,667,000		Horizon Global Corp. 2.750%, 07/01/22	2,803,684
6,918,000		Liberty Interactive, LLC* 1.750%, 09/30/46	7,793,023
5,000,000		Liberty Media Corp./Liberty Formula One* 1.000%, 01/30/23	5,085,075
10,000,000		Live Nation Entertainment, Inc. 2.500%, 05/15/19	10,844,150
4,000,000		M/I Homes, Inc.~ 3.000%, 03/01/18	4,093,380
11,635,000		Meritage Homes Corp.~ 1.875%, 09/15/32	11,616,559
		Priceline Group, Inc.~
25,000,000		1.000%, 03/15/18	42,053,375
15,000,000		0.900%, 09/15/21^	16,221,825
10,000,000		Restoration Hardware Holdings, Inc.* 0.000%, 06/15/19	8,475,850
14,000,000		Shutterfly, Inc.^ 0.250%, 05/15/18	14,306,180
5,250,000		TAL Education Group 2.500%, 05/15/19	16,516,920
		Tesla Motors, Inc.~
32,500,000		1.250%, 03/01/21	30,610,937
10,000,000		1.500%, 06/01/18	20,302,500
15,000,000		Vipshop Holdings, Ltd.~ 1.500%, 03/15/19	14,940,225

			331,736,196

		Consumer Staples (0.3%)
12,500,000		Herbalife, Ltd. 2.000%, 08/15/19	12,054,625

		Energy (1.2%)
15,000,000		Chesapeake Energy Corp.* 5.500%, 09/15/26	16,022,025
3,000,000		Helix Energy Solutions Group, Inc.^ 3.250%, 03/15/32	2,998,140
6,100,000		Nabors Industries, Inc.* 0.750%, 01/15/24	6,178,568
5,000,000		Oasis Petroleum, Inc.~^ 2.625%, 09/15/23	6,668,175
7,500,000		Renewable Energy Group, Inc.* 4.000%, 06/15/36	7,454,025
4,000,000		SEACOR Holdings, Inc.~ 3.000%, 11/15/28	3,617,480

PRINCIPAL AMOUNT		VALUE

10,000,000	Whiting Petroleum Corp.~ 1.250%, 04/01/20	$8,904,750

		51,843,163

	Financials (0.4%)
	AmTrust Financial Services, Inc.
4,821,000	2.750%, 12/15/44	4,110,602
3,000,000	2.750%, 12/15/44*	2,474,580
3,500,000	Cowen Group, Inc.~ 3.000%, 03/15/19	3,478,125
5,000,000	Goldman Sachs Group, Inc.* 4.500%, 04/01/22	5,046,450

		15,109,757

	Health Care (4.9%)
7,500,000	Aceto Corp.^ 2.000%, 11/01/20	7,079,738
5,000,000	Allscripts Healthcare Solutions, Inc.~ 1.250%, 07/01/20	4,907,025
10,000,000	AMAG Pharmaceuticals, Inc.~ 2.500%, 02/15/19	11,270,300
15,000,000	BioMarin Pharmaceutical, Inc.~ 0.750%, 10/15/18	17,324,625
7,500,000	Depomed, Inc.~ 2.500%, 09/01/21	8,604,337
7,500,000	Emergent Biosolutions, Inc.~^ 2.875%, 01/15/21	9,198,450
4,245,000	Evolent Health, Inc.* 2.000%, 12/01/21	4,577,065
12,500,000	Horizon Pharma Investment, Ltd. 2.500%, 03/15/22	11,937,312
	Insulet Corp.
5,000,000	1.250%, 09/15/21*	4,946,675
804,000	2.000%, 06/15/19~	901,807
5,000,000	Intercept Pharmaceuticals, Inc. 3.250%, 07/01/23	4,627,475
8,000,000	Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	8,933,520
12,500,000	Ligand Pharmaceuticals, Inc.~ 0.750%, 08/15/19	18,712,000
	Medicines Company
12,500,000	2.750%, 07/15/23*	12,670,125
7,500,000	2.500%, 01/15/22~	9,424,125
	Molina Healthcare, Inc.~
10,500,000	1.625%, 08/15/44	12,234,180
5,000,000	1.125%, 01/15/20	7,463,325
12,500,000	NuVasive, Inc.* 2.250%, 03/15/21	16,541,250
5,000,000	Quidel Corp.~^ 3.250%, 12/15/20	4,853,950
8,000,000	Spectranetics Corp. 2.625%, 06/01/34	8,555,880
6,000,000	Sucampo Pharmaceuticals, Inc.* 3.250%, 12/15/21	5,893,650
4,000,000	Teligent, Inc. 3.750%, 12/15/19	3,805,080
10,000,000	Wright Medical Group, Inc. 2.000%, 02/15/20	10,894,450

		205,356,344

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Industrials (1.1%)
5,000,000	Aerojet Rocketdyne Holdings, Inc.* 2.250%, 12/15/23	$4,980,425
5,600,000	Greenbrier Companies, Inc. 3.500%, 04/01/18	7,362,320
	Navistar International Corp.
2,500,000	4.750%, 04/15/19	2,467,013
2,500,000	4.500%, 10/15/18	2,472,212
3,000,000	SolarCity Corp.^ 1.625%, 11/01/19	2,616,705
10,000,000	SunPower Corp. 4.000%, 01/15/23	7,426,250
10,000,000	Trinity Industries, Inc.~ 3.875%, 06/01/36	12,624,550
5,000,000	Tutor Perini Corp.*~ 2.875%, 06/15/21	6,005,375

		45,954,850

	Information Technology (20.6%)
20,000,000	Advanced Micro Devices, Inc. 2.125%, 09/01/26	29,795,000
8,000,000	Blackhawk Network Holdings, Inc.* 1.500%, 01/15/22	8,070,600
7,750,000	Bottomline Technologies, Inc.^ 1.500%, 12/01/17	8,040,741
2,500,000	Brocade Communications Systems, Inc.~ 1.375%, 01/01/20	2,523,363
2,500,000	CalAmp Corp. 1.625%, 05/15/20	2,435,150
8,800,000	Cardtronics, Inc.~ 1.000%, 12/01/20	10,401,468
15,900,000	Ciena Corp.*~ 3.750%, 10/15/18	21,465,079
10,000,000	Citrix Systems, Inc.~ 0.500%, 04/15/19	11,578,800
12,000,000	Cornerstone OnDemand, Inc.~ 1.500%, 07/01/18	12,469,020
11,000,000	CSG Systems International, Inc.*~ 4.250%, 03/15/36	12,211,100
5,000,000	Cypress Semiconductor Corp.* 4.500%, 01/15/22	5,745,750
10,500,000	Electronics For Imaging, Inc.~ 0.750%, 09/01/19	11,094,930
5,000,000	Envestnet, Inc.^ 1.750%, 12/15/19	4,855,575
5,000,000	Euronet Worldwide, Inc.~ 1.500%, 10/01/44	5,715,600
17,500,000	Finisar Corp. 0.500%, 12/15/33	20,418,300
	FireEye, Inc.
5,000,000	1.625%, 06/01/35	4,470,775
5,000,000	1.000%, 06/01/35^	4,624,300
9,500,000	Infinera Corp. 1.750%, 06/01/18	10,098,025
	Inphi Corp.
5,000,000	1.125%, 12/01/20	6,594,300
3,975,000	0.750%, 09/01/21*	4,296,279
10,000,000	Integrated Device Technology, Inc. 0.875%, 11/15/22	10,586,950
30,000,000	Intel Corp. 3.250%, 08/01/39	53,401,350

PRINCIPAL AMOUNT			VALUE

10,000,000		Mentor Graphics Corp.~ 4.000%, 04/01/31	$18,618,350
10,000,000		MercadoLibre, Inc.~ 2.250%, 07/01/19	15,674,800
10,000,000		Microchip Technology, Inc.~ 1.625%, 02/15/25	13,615,550
20,000,000		Micron Technology, Inc.~ 1.625%, 02/15/33	44,546,100
5,000,000		Nice Systems, Inc.* 1.250%, 01/15/24	5,339,275
15,000,000		Nuance Communications, Inc. 1.000%, 12/15/35	13,999,500
30,000,000		NVIDIA Corp.~ 1.000%, 12/01/18	163,249,950
10,000,000		NXP Semiconductors, NV~ 1.000%, 12/01/19	11,376,200
10,600,000		Palo Alto Networks, Inc.~ 0.000%, 07/01/19	15,111,519
7,500,000		Pandora Media, Inc. 1.750%, 12/01/20	7,762,463
15,000,000		Proofpoint, Inc. 1.250%, 12/15/18	30,840,825
10,000,000		Rambus, Inc.~ 1.125%, 08/15/18	11,919,450
7,500,000	EUR	Rocket Internet, SE 3.000%, 07/22/22	7,709,713
7,500,000		Rovi Corp. 0.500%, 03/01/20	7,423,800
25,000,000		Salesforce.com, Inc.~ 0.250%, 04/01/18	31,617,750
20,000,000		ServiceNow, Inc. 0.000%, 11/01/18	26,596,200
5,000,000		SINA Corp. 1.000%, 12/01/18	4,993,525
		SunEdison, Inc.@
14,500,000		2.375%, 04/15/22	408,030
6,250,000		2.000%, 10/01/18	127,906
4,651,000		Synchronoss Technologies, Inc. 0.750%, 08/15/19	4,867,225
10,000,000		Take-Two Interactive Software, Inc.~ 1.000%, 07/01/18	24,903,700
5,000,000		Teradyne, Inc.* 1.250%, 12/15/23	5,652,700
5,000,000		TTM Technologies, Inc.~ 1.750%, 12/15/20	8,168,000
10,000,000		Twitter, Inc.~ 1.000%, 09/15/21	9,142,100
7,400,000		Veeco Instruments, Inc. 2.700%, 01/15/23	7,242,861
15,000,000		Viavi Solutions, Inc.~ 0.625%, 08/15/33	15,896,025
10,000,000		WebMD Health Corp. 2.500%, 01/31/18	10,285,100
		Workday, Inc.
19,500,000		0.750%, 07/15/18~	22,539,952
7,500,000		1.500%, 07/15/20^	9,264,413
20,000,000		Xilinx, Inc.~ 2.625%, 06/15/17	40,502,800
5,000,000		Yahoo!, Inc.~ 0.000%, 12/01/18	5,099,325
5,000,000		Zillow Group, Inc.* 2.000%, 12/01/21	5,043,625

			860,431,187

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Materials (1.4%)
10,000,000		Allegheny Technologies, Inc. 4.750%, 07/01/22	$17,071,350
4,000,000		B2Gold Corp.~ 3.250%, 10/01/18	4,347,780
15,000,000		Cemex, SAB de CV~ 3.750%, 03/15/18	17,960,850
10,000,000		RTI International Metals, Inc. 1.625%, 10/15/19	10,952,700
5,000,000		TimkenSteel Corp. 6.000%, 06/01/21	7,911,450

			58,244,130

		Real Estate (1.5%)
4,000,000		American Residential Properties OP, LP* 3.250%, 11/15/18	5,199,020
		Colony Starwood Homes
7,700,000		3.500%, 01/15/22*	7,804,335
6,000,000		3.000%, 07/01/19	6,806,010
8,200,000		Extra Space Storage, LP*^ 3.125%, 10/01/35	8,467,402
6,000,000		Forestar Group, Inc.^ 3.750%, 03/01/20	5,884,860
15,000,000		SL Green Operating Partnership, LP* 3.000%, 10/15/17	21,246,525
5,000,000		Starwood Property Trust, Inc.~ 3.750%, 10/15/17	5,103,975

			60,512,127

		Telecommunication Services (0.2%)
10,000,000	EUR	América Móvil, SAB de CV 0.000%, 05/28/20	10,443,601

		TOTAL CONVERTIBLE BONDS (Cost $1,455,539,298)	1,651,685,980

SYNTHETIC CONVERTIBLE SECURITIES (5.6%) ¤
Corporate Bonds (5.5%)
		Consumer Discretionary (1.9%)
5,000,000		American Airlines Group, Inc.~ 6.125%, 06/01/18	5,234,375
4,575,000		Continental Airlines 2012-3 Class C Pass Thru Trust 6.125%, 04/29/18	4,760,814
6,820,000		D.R. Horton, Inc.~ 3.750%, 03/01/19	7,015,325
10,000,000		DISH DBS Corp.~ 4.250%, 04/01/18	10,243,750
1,000,000		Ford Motor Credit Company, LLC 2.943%, 01/08/19	1,012,155
		General Motors Company, Inc.
3,000,000		3.250%, 05/15/18~	3,043,035
2,500,000		3.500%, 10/02/18~	2,551,275
2,000,000		2.400%, 05/09/19~	1,995,300
500,000		2.625%, 07/10/17	502,387
		Lennar Corp.
8,760,000		4.500%, 06/15/19	9,093,975
7,000,000		4.125%, 12/01/18~	7,188,125
5,745,000		Meritage Homes Corp.~ 4.500%, 03/01/18	5,867,081
4,170,000		NCL Corp., Ltd. - Class C*~ 4.625%, 11/15/20	4,271,644

PRINCIPAL AMOUNT		VALUE

2,000,000	Nissan Motor Acceptance Corp.*~‡ 1.492%, 03/03/17	$2,000,960
13,760,000	Toll Brothers Finance Corp.~ 4.000%, 12/31/18	14,181,400

		78,961,601

	Consumer Staples (0.1%)
6,000,000	Constellation Brands, Inc.~ 7.250%, 05/15/17	6,096,270

	Energy (0.1%)
1,000,000	CNOOC, Ltd.~ 1.625%, 04/30/17	999,890
500,000	Exxon Mobil Corp.~ 1.708%, 03/01/19	501,295
2,000,000	Shell International Finance, BV~ 1.375%, 09/12/19	1,975,520
1,250,000	Whiting Petroleum Corp.~ 6.500%, 10/01/18	1,250,000

		4,726,705

	Financials (0.8%)
	Ally Financial, Inc.~
6,000,000	3.250%, 09/29/17	6,048,750
2,500,000	3.250%, 11/05/18	2,526,562
1,000,000	ANZ New Zealand (Int’l), Ltd.*~ 1.400%, 04/27/17	1,000,300
7,750,000	BB&T Corp.~ 1.000%, 04/03/17	7,749,845
1,000,000	Berkshire Hathaway Finance Corp.~ 1.700%, 03/15/19	1,001,865
2,000,000	Capital One NA~ 1.850%, 09/13/19	1,983,760
3,000,000	Fifth Third Bancorp~ 1.625%, 09/27/19	2,965,500
1,500,000	Goldman Sachs Group, Inc. 2.000%, 04/25/19	1,496,145
	Hyundai Capital America*
1,000,000	2.500%, 03/18/19~	1,003,005
500,000	2.000%, 07/01/19	495,293
2,000,000	Metropolitan Life Global Funding I*~ 1.550%, 09/13/19	1,973,810
2,983,000	Neuberger Berman Group, LLC*~ 5.875%, 03/15/22	3,083,632
	PNC Bank NA~
1,000,000	1.950%, 03/04/19	1,002,975
1,000,000	1.800%, 11/05/18	1,001,415

		33,332,857

	Health Care (0.2%)
1,000,000	Actavis Funding SCS~ 1.300%, 06/15/17	1,000,040
1,205,000	Community Health Systems, Inc.~ 5.125%, 08/15/18	1,210,272
2,703,000	HCA, Inc. 3.750%, 03/15/19	2,757,060
500,000	Teva Pharmaceutical Finance Netherlands III, BV 1.700%, 07/19/19	491,293
2,500,000	UnitedHealth Group, Inc.~ 1.700%, 02/15/19	2,495,912

		7,954,577

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Industrials (0.9%)
12,000,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust~ 2.750%, 05/15/17	$12,030,000
10,000,000	Air Lease Corp.~ 5.625%, 04/01/17	10,064,800
4,800,000	CNH Industrial Capital, LLC~ 3.250%, 02/01/17	4,800,000
1,000,000	GATX Corp. 1.250%, 03/04/17	999,985
9,175,000	Icahn Enterprises, LP~ 3.500%, 03/15/17	9,179,771

		37,074,556

	Information Technology (1.0%)
14,700,000	Alliance Data Systems Corp.* 5.250%, 12/01/17	14,975,110
2,000,000	eBay, Inc.~ 2 .500%, 03/09/18	2,018,540
10,000,000	Hewlett Packard Enterprise Company 2.850%, 10/05/18	10,130,100
1,000,000	Juniper Networks, Inc. 3.125%, 02/26/19	1,017,920
2,725,000	NXP Semiconductors, NV*~ 3.750%, 06/01/18	2,779,500
7,000,000	Sanmina Corp.*~ 4.375%, 06/01/19	7,214,375
5,000,000	Seagate Technology, PLC~ 3.750%, 11/15/18	5,168,150

		43,303,695

	Real Estate (0.2%)
	iStar, Inc.
6,000,000	4.875%, 07/01/18~	6,063,750
2,000,000	4.000%, 11/01/17	2,012,500

		8,076,250

	Telecommunication Services (0.3%)
5,000,000	AT&T, Inc.~ 2.400%, 03/15/17	5,008,975
6,000,000	British Telecommunications, PLC~ 1.250%, 02/14/17	6,000,360

		11,009,335

	TOTAL CORPORATE BONDS	230,535,846

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.1%) #
	Energy (0.0%)
1,600	Southwestern Energy Company Call, 06/16/17, Strike $9.00	206,400

	Information Technology (0.0%)
2,000	Apple, Inc. Call, 05/19/17, Strike $125.00	665,000
1,000	Autodesk, Inc. Call, 04/21/17, Strike $75.00	922,500

		1,587,500

NUMBER OF CONTRACTS		VALUE

	Other (0.1%)
2,500	S&P 500 Index Call, 02/28/17, Strike $2,300.00	$2,762,500

	TOTAL PURCHASED OPTIONS	4,556,400

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $232,484,380)	235,092,246

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (5.2%)
	Consumer Staples (0.1%)
40,000	Post Holdings, Inc. 5.250%	5,889,828

	Energy (0.4%)
800,000	Southwestern Energy Company 6.250%	17,704,000

	Financials (0.1%)
50,000	Virtus Investment Partners, Inc. 7.250%	4,986,250

	Health Care (0.8%)
25,000	Allergan, PLC~ 5.500%	19,787,250
25,000	Teva Pharmaceutical Industries, Ltd.~ 7.000%	15,415,000

		35,202,250

	Industrials (0.6%)
300,000	Rexnord Corp. 5.750%	15,924,000
150,000	Stericycle, Inc.^ 5.250%	9,798,000

		25,722,000

	Information Technology (0.5%)
65,000	Belden, Inc. 6.750%	6,958,900
100,000	MTS Systems Corp. 8.750%	13,052,350

		20,011,250

	Real Estate (0.4%)
150,000	American Tower Corp. 5.500%	15,124,500

	Telecommunication Services (1.8%)
500,000	Alibaba Exchangeable (Softbank)*§ 5.750%	61,837,500
150,000	Frontier Communications Corp. 11.125%	10,966,500

		72,804,000

	Utilities (0.5%)
60,597	Dominion Resources, Inc. 6.750%	3,075,298

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

130,000	DTE Energy Company 6.500%	$6,839,417
50,000	Dynegy, Inc. 7.000%	3,359,000
100,000	NextEra Energy, Inc.~ 6.371%	5,892,000

		19,165,715

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $236,867,865)	216,609,793

COMMON STOCKS (47.9%)
	Consumer Discretionary (6.2%)
40,100	Amazon.com, Inc.~#	33,021,548
2,984	AutoZone, Inc.~#	2,163,340
39,078	CarMax, Inc.~^#	2,606,893
59,652	Carnival Corp.~	3,303,528
9,936	Charter Communications, Inc.#	3,218,767
5,420	Chipotle Mexican Grill, Inc.^#	2,284,205
85,883	Coach, Inc.~	3,207,730
300,010	Comcast Corp.-Class A~	22,626,754
113,515	D.R. Horton, Inc.~	3,395,234
30,910	Darden Restaurants, Inc.~	2,265,085
71,993	Delphi Automotive, PLC	5,043,830
25,851	Dollar General Corp.~	1,908,321
36,834	Foot Locker, Inc.	2,524,602
401,663	Ford Motor Company~	4,964,555
51,234	Garmin, Ltd.^	2,474,090
107,077	General Motors Company, Inc.	3,920,089
231,053	Home Depot, Inc.~	31,788,272
65,986	LKQ Corp.#	2,105,613
192,779	Lowe’s Companies, Inc.~	14,088,289
65,869	Macy’s, Inc.~	1,945,770
59,021	Mattel, Inc.	1,546,940
99,810	McDonald’s Corp.~	12,233,712
33,993	Michael Kors Holdings, Ltd.#	1,455,240
17,916	Mohawk Industries, Inc.~#	3,866,990
44,423	Netflix, Inc.#	6,250,760
161,061	Nike, Inc. - Class B~	8,520,127
5,529	Priceline Group, Inc.~#	8,708,894
26,815	PVH Corp.~	2,515,515
39,767	Ross Stores, Inc.~	2,628,996
34,797	Royal Caribbean Cruises, Ltd.	3,258,043
117,914	Starbucks Corp.~	6,511,211
67,440	Target Corp.~	4,348,531
73,490	Time Warner, Inc.~	7,117,507
36,586	TJX Companies, Inc.~	2,741,023
206,834	Twenty-First Century Fox, Inc.~	6,490,451
11,951	Ulta Salon Cosmetics & Fragrance, Inc.#	3,254,018
74,635	Urban Outfitters, Inc.#	1,980,813
39,075	Viacom, Inc. - Class B~	1,646,621
207,094	Walt Disney Company~	22,914,951
12,538	Whirlpool Corp.~	2,192,771

		259,039,629

	Consumer Staples (4.2%)
275,299	Altria Group, Inc.~	19,595,783
60,574	Archer-Daniels-Midland Company~	2,681,005
372,830	Coca-Cola Company	15,498,543
74,964	Colgate-Palmolive Company~	4,841,175
39,769	ConAgra Brands, Inc.~	1,554,570
43,013	Costco Wholesale Corp.~	7,051,981

NUMBER OF SHARES		VALUE

155,294	CVS Health Corp.~	$12,238,720
64,225	General Mills, Inc.	4,012,778
13,919	Hershey Company~	1,468,037
34,797	Kellogg Company~	2,530,090
32,113	Kimberly-Clark Corp.	3,889,848
62,470	Kraft Heinz Company	5,577,946
119,460	Kroger Company	4,056,862
20,546	Mead Johnson Nutrition Company~	1,447,671
14,629	Molson Coors Brewing Company	1,411,991
166,124	Mondelez International, Inc. - Class A	7,355,971
199,040	PepsiCo, Inc.~	20,656,371
166,034	Philip Morris International, Inc.~	15,960,848
250,360	Procter & Gamble Company	21,931,536
35,515	Reynolds American, Inc.	2,135,517
199,735	Wal-Mart Stores, Inc.~	13,330,314
84,091	Walgreens Boots Alliance, Inc.	6,890,417

		176,117,974

	Energy (3.8%)
54,609	Anadarko Petroleum Corp.~	3,796,964
48,172	Apache Corp.~	2,881,649
48,218	Baker Hughes, Inc.~	3,041,591
206,199	Chevron Corp.~	22,960,259
18,121	Cimarex Energy Company	2,450,140
18,219	Concho Resources, Inc.~#	2,540,457
123,180	ConocoPhillips~	6,006,257
89,292	Devon Energy Corp.	4,066,358
84,946	EOG Resources, Inc.~	8,628,815
27,838	EQT Corp.~	1,687,818
542,135	Exxon Mobil Corp.~	45,479,705
95,346	Halliburton Company	5,393,723
45,037	Hess Corp.~	2,440,105
262,288	Kinder Morgan, Inc.	5,859,514
87,849	Marathon Petroleum Corp.	4,221,144
72,932	National Oilwell Varco, Inc.~	2,757,559
69,597	Noble Energy, Inc.	2,767,177
80,332	Occidental Petroleum Corp.	5,444,100
34,225	Phillips 66~	2,793,445
11,210	Pioneer Natural Resources Company	2,020,378
139,588	Schlumberger, Ltd.	11,684,911
47,392	Southwestern Energy Company~#	427,002
101,809	Spectra Energy Corp.	4,240,345
49,023	Valero Energy Corp.~	3,223,752
88,000	Williams Companies, Inc.	2,537,920

		159,351,088

	Financials (6.7%)
36,785	Aflac, Inc.~	2,574,582
57,397	Allstate Corp.~	4,316,828
187,408	American Express Company~	14,314,223
94,717	American International Group, Inc.~	6,086,514
32,113	Ameriprise Financial, Inc.~	3,605,327
1,093,633	Bank of America Corp.~	24,759,851
142,657	Bank of New York Mellon Corp.	6,381,048
91,071	BB&T Corp.~	4,206,569
214,251	Berkshire Hathaway, Inc. - Class B#	35,167,159
12,824	BlackRock, Inc.~	4,795,920
69,597	Capital One Financial Corp.~	6,082,082
173,989	Charles Schwab Corp.~	7,175,306
40,798	Chubb Corp.~	5,364,529
310,692	Citigroup, Inc.~	17,345,934

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

50,706	Discover Financial Services	$3,512,912
8,682	Essex Property Trust, Inc.	1,947,373
109,362	Fifth Third Bancorp~	2,854,348
42,253	Franklin Resources, Inc.~	1,679,134
32,383	Goldman Sachs Group, Inc.~	7,426,070
44,741	Hartford Financial Services Group, Inc.~	2,179,334
463,637	JPMorgan Chase & Company~	39,237,599
135,380	MetLife, Inc.~	7,366,026
198,939	Morgan Stanley~	8,452,918
57,414	PNC Financial Services Group, Inc.~	6,916,090
81,889	Prudential Financial, Inc.~	8,607,353
188,904	Regions Financial Corp.~	2,722,107
43,248	State Street Corp.~	3,295,498
59,652	SunTrust Banks, Inc.~	3,389,427
86,996	Synchrony Financial	3,116,197
26,844	T. Rowe Price Group, Inc.~	1,810,359
27,638	Travelers Companies, Inc.~	3,255,204
34,702	US Bancorp~	1,827,060
505,456	Wells Fargo & Company~	28,472,336

		280,243,217

	Health Care (6.8%)
170,728	Abbott Laboratories~	7,131,309
219,325	AbbVie, Inc.~	13,402,951
59,156	Aetna, Inc.~	7,016,493
38,284	Agilent Technologies, Inc.~	1,874,768
20,879	Alexion Pharmaceuticals, Inc.~#	2,728,468
80,560	Allergan, PLC~#	17,633,778
79,237	Amgen, Inc.~	12,414,853
40,267	Anthem, Inc.~	6,206,755
61,902	Baxter International, Inc.	2,965,725
26,020	Biogen, Inc.~#	7,213,785
143,358	Bristol-Myers Squibb Company~	7,047,479
33,095	Cardinal Health, Inc.	2,480,801
81,113	Celgene Corp.#	9,421,275
52,197	Cerner Corp.~#	2,803,501
39,620	Cigna Corp.	5,793,236
36,167	DaVita, Inc.~#	2,305,646
37,915	Edwards Lifesciences Corp.~#	3,648,940
88,610	Eli Lilly and Company~	6,825,628
104,293	Express Scripts Holding Company~#	7,183,702
169,412	Gilead Sciences, Inc.	12,273,899
21,951	IDEXX Laboratories, Inc.#	2,685,266
22,512	Illumina, Inc.#	3,604,171
300,699	Johnson & Johnson~	34,054,168
27,396	Laboratory Corp. of America Holdings~#	3,676,817
122,154	Medtronic, PLC	9,286,147
368,651	Merck & Company, Inc.	22,852,676
45,170	Mylan, NV#	1,718,719
67,510	Patterson Companies, Inc.	2,809,091
694,757	Pfizer, Inc.~	22,044,640
34,971	Quest Diagnostics, Inc.~	3,214,534
3,977	Regeneron Pharmaceuticals, Inc.~#	1,428,896
44,740	Stryker Corp.~	5,526,732
80,331	Thermo Fisher Scientific, Inc.~	12,241,641
91,071	UnitedHealth Group, Inc.	14,762,609
29,788	Varian Medical Systems, Inc.#	2,313,038

		280,592,137

	Industrials (4.8%)
48,663	3M Company	8,507,266

NUMBER OF SHARES		VALUE

78,291	Allegion, PLC	$5,141,370
99,422	Boeing Company~	16,247,543
65,320	Caterpillar, Inc.~	6,248,511
99,421	CSX Corp.~	4,612,140
18,889	Cummins, Inc.~	2,776,872
64,224	Danaher Corp.	5,389,678
67,178	Deere & Company	7,191,405
149,927	Delta Air Lines, Inc.~	7,082,551
30,695	Dun & Bradstreet Corp.	3,763,821
39,272	Eaton Corp., PLC	2,779,672
64,225	Emerson Electric Company~	3,767,439
37,480	FedEx Corp.	7,087,843
53,432	Fluor Corp.	2,965,476
32,112	Fortive Corp.	1,776,115
78,705	Fortune Brands Home & Security, Inc.	4,339,007
32,403	General Dynamics Corp.	5,867,535
989,963	General Electric Company~	29,401,901
115,876	Honeywell International, Inc.	13,710,448
42,851	Illinois Tool Works, Inc.~	5,450,647
52,710	Jacobs Engineering Group, Inc.~	3,086,171
20,963	Lockheed Martin Corp.	5,268,631
140,831	Masco Corp.~	4,640,381
27,502	Norfolk Southern Corp.	3,230,385
66,774	Pentair, PLC	3,914,960
152,017	Southwest Airlines Company~	7,952,009
11,371	TransDigm Group, Inc.	2,460,684
85,702	Union Pacific Corp.~	9,134,119
42,861	United Parcel Service, Inc. - Class B	4,677,421
86,289	United Technologies Corp.~	9,463,315
68,227	Xylem, Inc.	3,364,273

		201,299,589

	Information Technology (10.5%)
40,323	Accenture, PLC - Class A~	4,591,580
39,770	Akamai Technologies, Inc.~#	2,727,824
30,567	Alphabet, Inc. - Class A~#	25,070,748
30,666	Alphabet, Inc. - Class C~#	24,434,362
39,770	Amphenol Corp. - Class A~	2,684,077
574,292	Apple, Inc.~	69,690,334
79,269	Applied Materials, Inc.~	2,714,963
37,791	Autodesk, Inc.#	3,073,920
50,312	Broadcom, Ltd.	10,037,244
583,839	Cisco Systems, Inc.	17,935,534
75,063	Cognizant Technology Solutions Corp. - Class A~#	3,947,563
114,002	eBay, Inc.#	3,628,684
7,713	Equinix, Inc.	2,969,351
264,636	Facebook, Inc. - Class A~#	34,487,363
59,745	Fiserv, Inc.#	6,418,405
112,563	Hewlett Packard Enterprise Company	2,552,929
240,601	HP, Inc.	3,621,045
615,219	Intel Corp.~	22,652,364
104,594	International Business Machines Corp.	18,253,745
72,064	Juniper Networks, Inc.~	1,929,874
168,321	MasterCard, Inc. - Class A	17,897,572
49,853	Microchip Technology, Inc.	3,357,600
135,628	Micron Technology, Inc.~#	3,269,991
985,562	Microsoft Corp.~	63,716,583
67,464	NVIDIA Corp.	7,365,719
369,052	Oracle Corp.	14,802,676
114,001	PayPal Holdings, Inc.#	4,534,960
206,783	QUALCOMM, Inc.	11,048,416

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

25,010	Red Hat, Inc.~#	$1,897,759
65,432	Salesforce.com, Inc.#	5,175,671
84,509	Symantec Corp.~	2,328,223
55,152	TE Connectivity, Ltd.	4,100,551
52,560	Texas Instruments, Inc.~	3,970,382
302,777	Visa, Inc. - Class A~	25,042,686
43,790	Western Digital Corp.	3,491,377
77,053	Yahoo!, Inc.#	3,395,726

		438,817,801

	Materials (1.1%)
27,839	Air Products & Chemicals, Inc.~	3,890,779
30,452	Avery Dennison Corp.	2,223,605
99,681	Dow Chemical Company~	5,943,978
97,961	E.I. du Pont de Nemours and Company	7,396,055
208,698	Freeport-McMoRan, Inc.#	3,474,822
53,589	LyondellBasell Industries, NV - Class A	4,998,246
51,496	Monsanto Company	5,577,532
74,964	Mosaic Company~	2,351,621
74,629	Newmont Mining Corp.~	2,707,540
34,200	PPG Industries, Inc.	3,420,342
37,480	Praxair, Inc.	4,439,131

		46,423,651

	Real Estate (1.2%)
40,267	American Tower Corp.~	4,167,634
73,983	Apartment Investment & Management Company	3,260,431
11,930	AvalonBay Communities, Inc.~	2,067,588
33,008	Crown Castle International Corp.	2,899,093
31,835	Digital Realty Trust, Inc.	3,426,401
36,389	Equity Residential	2,211,360
18,264	Federal Realty Investment Trust	2,564,813
87,491	Host Hotels & Resorts, Inc.	1,580,962
22,475	Macerich Company	1,543,808
54,681	Prologis, Inc.~	2,671,167
14,763	Public Storage~	3,174,045
40,031	Realty Income Corp.	2,387,049
43,945	Simon Property Group, Inc.	8,075,773
66,485	UDR, Inc.	2,323,651
32,311	Ventas, Inc.~	1,992,619
17,984	Vornado Realty Trust	1,911,879
32,984	Welltower, Inc.	2,186,839

		48,445,112

	Telecommunication Services (1.3%)
739,618	AT&T, Inc.~	31,182,295
100,714	CenturyLink, Inc.~^	2,604,464
417,768	Verizon Communications, Inc.~	20,474,810

		54,261,569

	Utilities (1.3%)
201,909	AES Corp.~	2,309,839
67,508	American Electric Power Company, Inc.~	4,324,563
54,681	CMS Energy Corp.~	2,329,411
39,769	Consolidated Edison, Inc.	2,956,825
33,918	Dominion Resources, Inc.~	2,587,265
133,921	Duke Energy Corp.~	10,518,155
49,712	Edison International	3,623,011
23,863	Entergy Corp.~	1,709,545
69,597	Exelon Corp.~	2,497,140
49,712	FirstEnergy Corp.~	1,507,268

NUMBER OF SHARES		VALUE

81,924	NextEra Energy, Inc.	$10,135,637
59,652	PG&E Corp.	3,691,862
49,712	PPL Corp.~	1,731,966
59,652	Public Service Enterprise Group, Inc.~	2,639,601
44,741	Xcel Energy, Inc.~	1,848,698

		54,410,786

	TOTAL COMMON STOCKS (Cost $1,743,353,695)	1,999,002,553

EXCHANGE-TRADED FUND (0.8%)
	Other (0.8%)
152,000	SPDR S&P 500 ETF Trust (Cost $ 33,782,805)	34,584,560

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.1%) #
	Consumer Discretionary (0.0%)
	Tesla Motors, Inc.
3,734	Put, 01/19/18, Strike $20.00	35,473
2,500	Put, 01/19/18, Strike $30.00	75,000

		110,473

	Other (0.1%)
	S&P 500 Index
4,500	Put, 02/28/17, Strike $2,200.00	3,195,000
1,000	Put, 02/03/17, Strike $2,250.00	187,500
1,000	Put, 02/15/17, Strike $2,200.00	360,000
1,000	Put, 02/15/17, Strike $2,050.00	70,000
500	Put, 03/03/17, Strike $2,270.00	1,142,500

		4,955,000

	TOTAL PURCHASED OPTIONS (Cost $20,392,619)	5,065,473

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (2.6%)
53,107,029	Fidelity Prime Money Market Fund - Institutional Class	53,128,272
53,083,363	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	53,083,363

	TOTAL SHORT TERM INVESTMENTS (Cost $106,211,629)	106,211,635

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.3%)
8,476,662	Deutsche Bank Securities, Inc.† 0.520%, 02/01/17	8,476,662

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

3,176,416		Goldman Sachs Financial Square Government Fund	$3,176,416

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $11,653,078)	11,653,078

	TOTAL INVESTMENTS (102.1%) (Cost $3,840,285,369)		4,259,905,318

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.3%)			(11,653,078)

LIABILITIES, LESS OTHER ASSETS (-1.8%)			(76,926,288)

NET ASSETS (100.0%)			$4,171,325,952

COMMON STOCKS SOLD SHORT (-29.0%) #
		Consumer Discretionary (-4.2%)
(362,001)		CalAtlantic Group, Inc.	(12,622,975)
(15,500)		Charter Communications, Inc.	(5,021,225)
(546,500)		Ctrip.com International, Ltd.	(23,614,265)
(413,000)		DISH Network Corp.	(24,437,210)
(74,783)		Horizon Global Corp.	(1,463,503)
(88,000)		Liberty Media Corp-Liberty Formula One	(2,529,120)
(130,800)		Live Nation Entertainment, Inc.	(3,743,496)
(70,500)		M/I Homes, Inc.	(1,772,370)
(66,150)		Meritage Homes Corp.	(2,431,013)
(28,610)		Priceline Group, Inc.	(45,064,469)
(98,045)		Shutterfly, Inc.	(5,032,650)
(197,100)		TAL Education Group	(15,963,129)
(120,500)		Tesla Motors, Inc.	(30,357,565)
(156,000)		Vipshop Holdings, Ltd.	(1,765,920)

			(175,818,910)

		Consumer Staples (-0.3%)
(79,500)		Herbalife, Ltd.	(4,467,900)
(63,700)		Post Holdings, Inc.	(5,330,416)

			(9,798,316)

		Energy (-0.6%)
(860,000)		Chesapeake Energy Corp.	(5,547,000)
(155,000)		Nabors Industries, Ltd.	(2,518,750)
(560,000)		Renewable Energy Group, Inc.	(4,872,000)
(10,550)		SEACOR Holdings, Inc.	(776,164)
(1,149,108)		Southwestern Energy Company	(10,353,463)
(67,000)		Whiting Petroleum Corp.	(743,030)

			(24,810,407)

		Financials (-0.2%)
(156,400)		AmTrust Financial Services, Inc.	(4,127,396)
(89,475)		Cowen Group, Inc.	(1,342,125)
(34,000)		Virtus Investment Partners, Inc.	(3,706,000)

			(9,175,521)

		Health Care (-3.7%)
(135,000)		Aceto Corp.	(2,577,150)
(54,500)		Allergan, PLC	(11,929,505)
(185,000)		Allscripts Healthcare Solutions, Inc.	(2,166,350)
(241,000)		AMAG Pharmaceuticals, Inc.	(5,808,100)
(169,000)	EUR	Bayer, AG	(18,772,370)
(95,000)		BioMarin Pharmaceutical, Inc.	(8,324,850)
(301,000)		Depomed, Inc.	(5,445,090)

NUMBER OF SHARES		VALUE

(170,000)	Emergent Biosolutions, Inc.	$(5,145,900)
(260,000)	Horizon Pharma, PLC	(4,256,200)
(68,700)	Insulet Corp.	(2,857,920)
(15,300)	Intercept Pharmaceuticals, Inc.	(1,679,175)
(382,000)	Ironwood Pharmaceuticals, Inc.	(5,493,160)
(144,700)	Ligand Pharmaceuticals, Inc.	(15,339,647)
(367,000)	Medicines Company	(13,230,350)
(229,100)	Molina Healthcare, Inc.	(12,994,552)
(175,500)	NuVasive, Inc.	(12,420,135)
(102,973)	Quidel Corp.	(1,954,427)
(161,600)	Spectranetics Corp.	(4,177,360)
(255,240)	Sucampo Pharmaceuticals Inc- Class A	(2,845,926)
(140,000)	Teligent, Inc.	(980,000)
(286,300)	Teva Pharmaceutical Industries, Ltd.	(9,571,009)
(205,717)	Wright Medical Group, NV	(5,179,954)

		(153,149,130)

	Industrials (-0.9%)
(125,659)	Aerojet Rocketdyne Holdings, Inc.	(2,275,684)
(151,177)	Greenbrier Companies, Inc.	(6,613,994)
(40,450)	Navistar International Corp.	(1,103,072)
(535,000)	Rexnord Corp.	(11,818,150)
(75,000)	Stericycle, Inc.	(5,785,500)
(280,000)	Trinity Industries, Inc.	(7,711,200)
(122,000)	Tutor Perini Corp.	(3,635,600)

		(38,943,200)

	Information Technology (-16.7%)
(2,345,100)	Advanced Micro Devices, Inc.	(24,318,687)
(510,000)	Alibaba Group Holding, Ltd.	(51,668,100)
(67,500)	Autodesk, Inc.	(5,490,450)
(75,000)	Belden, Inc.	(5,735,250)
(96,000)	Blackhawk Network Holdings, Inc.	(3,427,200)
(117,500)	Bottomline Technologies, Inc.	(3,022,100)
(45,076)	Brocade Communications Systems, Inc.	(562,098)
(50,000)	CalAmp Corp.	(751,000)
(133,999)	Cardtronics, PLC	(7,313,665)
(649,400)	Ciena Corp.	(15,806,396)
(75,000)	Citrix Systems, Inc.	(6,839,250)
(59,400)	Cornerstone OnDemand, Inc.	(2,416,986)
(130,000)	CSG Systems International, Inc.	(6,292,000)
(250,000)	Cypress Semiconductor Corp.	(2,950,000)
(130,000)	Electronics For Imaging, Inc.	(5,842,200)
(40,900)	Envestnet, Inc.	(1,546,020)
(47,200)	Euronet Worldwide, Inc.	(3,375,744)
(375,100)	Finisar Corp.	(11,091,707)
(39,000)	FireEye, Inc.	(528,450)
(291,750)	Infinera Corp.	(2,628,668)
(144,100)	Inphi Corp.	(6,602,662)
(192,901)	Integrated Device Technology, Inc.	(4,859,176)
(1,225,500)	Intel Corp.	(45,122,910)
(487,899)	Mentor Graphics Corp.	(18,008,352)
(73,700)	MercadoLibre, Inc.	(13,663,243)
(186,000)	Microchip Technology, Inc.	(12,527,100)
(1,744,800)	Micron Technology, Inc.	(42,067,128)
(190,500)	MTS Systems Corp.	(11,068,050)
(40,000)	Nice, Ltd.	(2,807,200)
(314,700)	Nuance Communications, Inc.	(4,991,142)
(1,485,600)	NVIDIA Corp.	(162,197,808)
(48,773)	NXP Semiconductors, NV	(4,772,438)
(81,700)	Palo Alto Networks, Inc.	(12,055,652)
(300,000)	Pandora Media, Inc.	(3,900,000)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

(372,300)		Proofpoint, Inc.	$(29,843,568)
(624,000)		Rambus, Inc.	(8,099,520)
(15,000)	EUR	Rocket Internet, SE*	(351,425)
(289,700)		Salesforce.com, Inc.	(22,915,270)
(216,000)		ServiceNow, Inc.	(19,573,920)
(11,000)		SINA Corp.	(766,920)
(48,500)		Synchronoss Technologies, Inc.	(1,868,220)
(455,500)		Take-Two Interactive Software, Inc.	(24,437,575)
(112,300)		Teradyne, Inc.	(3,187,074)
(130,000)		TiVo Corp.	(2,457,000)
(450,500)		TTM Technologies, Inc.	(6,680,915)
(16,500)		Twitter, Inc.	(290,730)
(120,000)		Veeco Instruments, Inc.	(3,090,000)
(392,500)		Viavi Solutions, Inc.	(3,512,875)
(55,978)		WebMD Health Corp.	(2,792,742)
(211,700)		Workday, Inc. - Class A	(17,590,153)
(684,000)		Xilinx, Inc.	(39,808,800)
(39,000)		Yahoo!, Inc.	(1,718,730)
(53,300)		Zillow Group, Inc. - Class C	(1,885,754)

			(697,120,023)

		Materials (-0.8%)
(622,000)		Allegheny Technologies, Inc.	(13,516,060)
(86,615)		Arconic, Inc.	(1,973,956)
(378,000)		B2Gold Corp.	(1,156,680)
(1,169,691)		Cemex, SAB de CV	(10,831,339)
(355,000)		TimkenSteel Corp.	(5,985,300)

			(33,463,335)

		Real Estate (-1.1%)
(175,000)		American Homes 4 Rent	(3,899,000)
(115,000)		American Tower Corp.	(11,902,500)
(188,500)		Colony Starwood Homes	(5,928,325)
(25,000)		Extra Space Storage, LP	(1,801,250)
(99,200)		Forestar Group, Inc.	(1,294,560)
(174,000)		SL Green Realty Corp.	(18,960,780)
(40,000)		Starwood Property Trust, Inc.	(890,400)

			(44,676,815)

		Telecommunication Services (-0.2%)
(2,345,000)		Frontier Communications Corp.	(8,184,050)
(306,000)	EUR	Koninklijke KPN, NV	(881,577)

			(9,065,627)

		Utilities (-0.3%)
(30,000)		Dominion Resources, Inc.	(2,288,400)
(42,000)		DTE Energy Company	(4,142,880)
(240,000)		Dynegy, Inc.	(2,292,000)
(39,000)		NextEra Energy, Inc.	(4,825,080)

			(13,548,360)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $942,874,145)	(1,209,569,644)

NUMBER OF CONTRACTS			VALUE

WRITTEN OPTIONS (-1.7%) #
		Consumer Discretionary (0.0%)
500		Macy’s, Inc. Call, 03/03/17, Strike $31.00	(42,250)

NUMBER OF CONTRACTS		VALUE

335	Michael Kors Holdings, Ltd. Call, 03/03/17, Strike $44.50	$(50,250)
800	Tesla Motors, Inc. Put, 01/19/18, Strike $120.00	(326,000)

		(418,500)

	Energy (-0.1%)
	Chesapeake Energy Corp.
3,000	Call, 01/19/18, Strike $7.00	(370,500)
2,000	Call, 01/18/19, Strike $10.00	(205,000)
3,000	Oasis Petroleum, Inc. Call, 01/19/18, Strike $12.00	(1,275,000)
3,200	Southwestern Energy Company Call, 06/16/17, Strike $12.00	(131,200)

		(1,981,700)

	Health Care (0.0%)
1,250	Evolent Health, Inc. Call, 06/16/17, Strike $17.50	(390,625)

	Information Technology (0.0%)
310	Akamai Technologies, Inc. Call, 02/10/17, Strike $70.00	(76,570)
1,350	Micron Technology, Inc. Call, 03/03/17, Strike $25.00	(89,100)
120	NVIDIA Corp. Call, 03/03/17, Strike $112.00	(60,600)
300	Western Digital Corp. Call, 03/03/17, Strike $78.00	(114,750)

		(341,020)

	Materials (0.0%)
480	Newmont Mining Corp. Call, 03/03/17, Strike $38.00	(48,240)

	Other (-1.6%)
	S&P 500 Index
2,000	Put, 02/15/17, Strike $2,125.00	(290,000)
2,000	Call, 03/31/17, Strike $2,300.00	(5,190,000)
2,000	Call, 12/15/17, Strike $2,300.00	(20,540,000)
2,000	Call, 12/15/17, Strike $2,200.00	(32,800,000)
1,000	Call, 02/15/17, Strike $2,285.00	(1,235,000)
1,000	Call, 12/15/17, Strike $2,375.00	(6,530,000)
500	Call, 03/31/17, Strike $2,325.00	(772,500)

		(67,357,500)

	TOTAL WRITTEN OPTIONS (Premium $60,908,720)	(70,537,585)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $815,983,153.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2017.
#	Non-income producing security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
†	Repurchase agreement collateralized by the following security: 8,663,260 United States Treasury Note, 1.875%, 08/31/22.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE
COMMON STOCKS (98.4%)
	Consumer Discretionary (12.8%)
275	Amazon.com, Inc.#	$226,457
22	AutoZone, Inc.#~	15,950
270	CarMax, Inc.#~	18,012
451	Carnival Corp.	24,976
67	Charter Communications, Inc.#	21,705
37	Chipotle Mexican Grill, Inc.#	15,593
588	Coach, Inc.	21,962
2,076	Comcast Corp. - Class A~	156,572
783	D.R. Horton, Inc.	23,420
216	Darden Restaurants, Inc.	15,829
498	Delphi Automotive, PLC	34,890
181	Dollar General Corp.	13,361
247	Foot Locker, Inc.	16,929
2,778	Ford Motor Company	34,336
346	Garmin, Ltd.	16,708
741	General Motors Company, Inc.	27,128
1,599	Home Depot, Inc.	219,990
446	LKQ Corp.#	14,232
1,332	Lowe’s Companies, Inc.~	97,343
454	Macy’s, Inc.	13,411
398	Mattel, Inc.	10,432
692	McDonald’s Corp.~	84,818
236	Michael Kors Holdings, Ltd.#~	10,103
124	Mohawk Industries, Inc.#	26,764
312	Netflix, Inc.#	43,902
1,051	Nike, Inc. - Class B	55,598
38	Priceline Group, Inc.#	59,855
185	PVH Corp.	17,355
276	Ross Stores, Inc.	18,246
261	Royal Caribbean Cruises, Ltd.	24,437
813	Starbucks Corp.	44,894
481	Target Corp.	31,015
509	Time Warner, Inc.	49,297
236	TJX Companies, Inc.	17,681
1,431	Twenty-First Century Fox, Inc.	44,905
80	Ulta Salon Cosmetics & Fragrance, Inc.#	21,782
504	Urban Outfitters, Inc.#	13,376
253	Viacom, Inc. - Class B	10,661
1,434	Walt Disney Company~	158,672
90	Whirlpool Corp.	15,740

		1,788,337

	Consumer Staples (8.7%)
1,903	Altria Group, Inc.	135,456
421	Archer-Daniels-Midland Company~	18,633
2,578	Coca-Cola Company~	107,167
517	Colgate-Palmolive Company	33,388
274	ConAgra Brands, Inc.~	10,711
306	Costco Wholesale Corp.	50,169
1,074	CVS Health Corp.~	84,642
442	General Mills, Inc.	27,616
98	Hershey Company~	10,336
240	Kellogg Company	17,450
223	Kimberly-Clark Corp.	27,012
432	Kraft Heinz Company	38,573
826	Kroger Company~	28,051
140	Mead Johnson Nutrition Company	9,864
98	Molson Coors Brewing Company	9,459

NUMBER OF SHARES		VALUE
1,143	Mondelez International, Inc. - Class A	$50,612
1,377	PepsiCo, Inc.~	142,905
1,149	Philip Morris International, Inc.~	110,453
1,731	Procter & Gamble Company	151,636
243	Reynolds American, Inc.	14,612
1,381	Wal-Mart Stores, Inc.~	92,168
583	Walgreens Boots Alliance, Inc.	47,771

		1,218,684

	Energy (7.8%)
378	Anadarko Petroleum Corp.~	26,282
334	Apache Corp.	19,980
333	Baker Hughes, Inc.~	21,006
1,426	Chevron Corp.~	158,785
122	Cimarex Energy Company	16,496
123	Concho Resources, Inc.#	17,151
851	ConocoPhillips~	41,495
618	Devon Energy Corp.	28,144
587	EOG Resources, Inc.	59,627
195	EQT Corp.	11,823
3,786	Exxon Mobil Corp.	317,607
658	Halliburton Company	37,223
313	Hess Corp.~	16,958
1,284	Kinder Morgan, Inc.	28,685
606	Marathon Petroleum Corp.	29,118
502	National Oilwell Varco, Inc.	18,981
478	Noble Energy, Inc.	19,005
554	Occidental Petroleum Corp.	37,545
234	Phillips 66	19,099
75	Pioneer Natural Resources Company	13,517
967	Schlumberger, Ltd.~	80,948
703	Spectra Energy Corp.	29,280
332	Valero Energy Corp.	21,832
619	Williams Companies, Inc.	17,852

		1,088,439

	Financials (13.8%)
224	Aflac, Inc.	15,678
346	Allstate Corp.	26,023
1,301	American Express Company	99,370
635	American International Group, Inc.	40,805
223	Ameriprise Financial, Inc.~	25,036
7,562	Bank of America Corp.~	171,204
986	Bank of New York Mellon Corp.~	44,104
627	BB&T Corp.~	28,961
1,480	Berkshire Hathaway, Inc. - Class B#~	242,927
88	BlackRock, Inc.~	32,910
478	Capital One Financial Corp.	41,772
1,202	Charles Schwab Corp.	49,570
283	Chubb Corp.	37,212
2,152	Citigroup, Inc.~	120,146
347	Discover Financial Services	24,040
59	Essex Property Trust, Inc.	13,234
755	Fifth Third Bancorp	19,706
292	Franklin Resources, Inc.	11,604
223	Goldman Sachs Group, Inc.	51,138
309	Hartford Financial Services Group, Inc.	15,051
3,195	JPMorgan Chase & Company~	270,393
938	MetLife, Inc.	51,037
1,358	Morgan Stanley	57,701

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE
391	PNC Financial Services Group, Inc.	$47,100
564	Prudential Financial, Inc.	59,282
1,303	Regions Financial Corp.	18,776
298	State Street Corp.	22,708
410	SunTrust Banks, Inc.	23,296
658	Synchrony Financial	23,570
186	T. Rowe Price Group, Inc.	12,544
189	Travelers Companies, Inc.	22,260
235	US Bancorp	12,373
3,508	Wells Fargo & Company~	197,606

		1,929,137

	Health Care (13.7%)
1,179	Abbott Laboratories	49,247
1,515	AbbVie, Inc.	92,582
406	Aetna, Inc.	48,156
240	Agilent Technologies, Inc.	11,753
146	Alexion Pharmaceuticals, Inc.#	19,079
556	Allergan, PLC#~	121,703
545	Amgen, Inc.~	85,391
275	Anthem, Inc.~	42,388
425	Baxter International, Inc.	20,362
178	Biogen, Inc.#~	49,349
980	Bristol-Myers Squibb Company~	48,177
236	Cardinal Health, Inc.	17,690
551	Celgene Corp.#	63,999
358	Cerner Corp.#	19,228
276	Cigna Corp.	40,357
253	DaVita, Inc.#~	16,129
258	Edwards Lifesciences Corp.#	24,830
612	Eli Lilly and Company	47,142
721	Express Scripts Holding Company#	49,662
1,172	Gilead Sciences, Inc.~	84,911
150	IDEXX Laboratories, Inc.#	18,349
152	Illumina, Inc.#	24,335
2,080	Johnson & Johnson~	235,560
189	Laboratory Corp. of America Holdings#	25,366
792	Medtronic, PLC	60,208
2,551	Merck & Company, Inc.	158,136
297	Mylan, NV#	11,301
455	Patterson Companies, Inc.	18,932
4,803	Pfizer, Inc.	152,399
242	Quest Diagnostics, Inc.	22,245
27	Regeneron Pharmaceuticals, Inc.#	9,701
307	Stryker Corp.	37,924
554	Thermo Fisher Scientific, Inc.~	84,424
627	UnitedHealth Group, Inc.~	101,637
200	Varian Medical Systems, Inc.#	15,530

		1,928,182

	Industrials (9.9%)
333	3M Company	58,215
528	Allegion, PLC	34,674
685	Boeing Company~	111,943
451	Caterpillar, Inc.	43,143
686	CSX Corp.	31,823
130	Cummins, Inc.	19,111
442	Danaher Corp.	37,093
467	Deere & Company	49,992
1,037	Delta Air Lines, Inc.	48,988
207	Dun & Bradstreet Corp.	25,382
268	Eaton Corp., PLC	18,969

NUMBER OF SHARES		VALUE
442	Emerson Electric Company	$25,928
261	FedEx Corp.	49,358
369	Fluor Corp.	20,479
220	Fortive Corp.	12,168
530	Fortune Brands Home & Security, Inc.	29,219
226	General Dynamics Corp.	40,924
6,777	General Electric Company~	201,277
801	Honeywell International, Inc.~	94,774
296	Illinois Tool Works, Inc.	37,651
369	Jacobs Engineering Group, Inc.	21,605
148	Lockheed Martin Corp.	37,197
969	Masco Corp.	31,928
195	Norfolk Southern Corp.	22,905
463	Pentair, PLC	27,146
1,054	Southwest Airlines Company	55,135
77	TransDigm Group, Inc.	16,663
592	Union Pacific Corp.	63,095
295	United Parcel Service, Inc. - Class B	32,193
598	United Technologies Corp.	65,583
460	Xylem, Inc.	22,683

		1,387,244

	Information Technology (21.6%)
277	Accenture, PLC - Class A	31,542
273	Akamai Technologies, Inc.#	18,725
211	Alphabet, Inc. - Class A#	173,060
211	Alphabet, Inc. - Class C#	168,123
274	Amphenol Corp. - Class A~	18,492
3,947	Apple, Inc.	478,968
662	Applied Materials, Inc.	22,674
260	Autodesk, Inc.#	21,148
330	Broadcom, Ltd.	65,835
3,938	Cisco Systems, Inc.~	120,975
520	Cognizant Technology Solutions Corp. - Class A#	27,347
786	eBay, Inc.#	25,018
51	Equinix, Inc.	19,634
1,847	Facebook, Inc. - Class A#	240,701
411	Fiserv, Inc.#	44,154
705	Hewlett Packard Enterprise Company	15,989
1,672	HP, Inc.	25,164
4,277	Intel Corp.~	157,479
725	International Business Machines Corp.~	126,527
495	Juniper Networks, Inc.	13,256
1,162	MasterCard, Inc. - Class A~	123,555
342	Microchip Technology, Inc.	23,034
945	Micron Technology, Inc.#	22,784
6,809	Microsoft Corp.	440,202
452	NVIDIA Corp.	49,349
2,553	Oracle Corp.~	102,401
786	PayPal Holdings, Inc.#	31,267
1,449	QUALCOMM, Inc.~	77,420
175	Red Hat, Inc.#~	13,279
445	Salesforce.com, Inc.#	35,200
583	Symantec Corp.	16,062
384	TE Connectivity, Ltd.	28,550
421	Texas Instruments, Inc.	31,802
2,098	Visa, Inc. - Class A~	173,526
311	Western Digital Corp.	24,796
551	Yahoo!, Inc.#	24,283

		3,032,321

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Materials (2.3%)
191	Air Products & Chemicals, Inc.	$26,694
205	Avery Dennison Corp.	14,969
689	Dow Chemical Company	41,085
677	E.I. du Pont de Nemours and Company	51,114
1,435	Freeport-McMoRan, Inc.#	23,893
369	LyondellBasell Industries, NV - Class A	34,417
353	Monsanto Company	38,234
517	Mosaic Company	16,218
512	Newmont Mining Corp.	18,575
239	PPG Industries, Inc.	23,902
261	Praxair, Inc.	30,913

		320,014

	Real Estate (2.4%)
275	American Tower Corp.	28,463
499	Apartment Investment & Management Company	21,991
85	AvalonBay Communities, Inc.~	14,731
230	Crown Castle International Corp.	20,201
215	Digital Realty Trust, Inc.	23,140
248	Equity Residential	15,071
122	Federal Realty Investment Trust	17,132
624	Host Hotels & Resorts, Inc.	11,276
161	Macerich Company	11,059
374	Prologis, Inc.	18,270
105	Public Storage	22,575
270	Realty Income Corp.	16,100
305	Simon Property Group, Inc.	56,050
449	UDR, Inc.	15,693
224	Ventas, Inc.	13,814
128	Vornado Realty Trust	13,608
230	Welltower, Inc.	15,249

		334,423

	Telecommunication Services (2.7%)
5,116	AT&T, Inc.	215,691
697	CenturyLink, Inc.	18,024
2,889	Verizon Communications, Inc.	141,590

		375,305

	Utilities (2.7%)
1,391	AES Corp.	15,913
466	American Electric Power Company, Inc.	29,852
374	CMS Energy Corp.~	15,932
274	Consolidated Edison, Inc.	20,372
233	Dominion Resources, Inc.	17,773
926	Duke Energy Corp.~	72,728
343	Edison International	24,998
165	Entergy Corp.	11,821
478	Exelon Corp.	17,151
343	FirstEnergy Corp.	10,400
564	NextEra Energy, Inc.~	69,778
410	PG&E Corp.	25,375
343	PPL Corp.	11,950
410	Public Service Enterprise Group, Inc.	18,142

NUMBER OF SHARES		VALUE

310	Xcel Energy, Inc.	$12,809

		374,994

	TOTAL COMMON STOCKS (Cost $12,399,599)	13,777,080

EXCHANGE-TRADED FUND (3.1%)
	Other (3.1%)
1,930	SPDR S&P 500 ETF Trust (Cost $ 433,649)	439,133

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.4%) #
	Information Technology (0.0%)
14	Apple, Inc. Call, 05/19/17, Strike $125.00	4,655

	Other (0.4%)
	S&P 500 Index
31	Put, 02/28/17, Strike $2,200.00	22,010
17	Call, 02/28/17, Strike $2,300.00	18,785
7	Put, 02/03/17, Strike $2,250.00	1,312
7	Put, 02/15/17, Strike $2,200.00	2,520
7	Put, 02/15/17, Strike $2,050.00	490
4	Put, 03/03/17, Strike $2,270.00	9,140

		54,257

	TOTAL PURCHASED OPTIONS (Cost $154,557)	58,912

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (0.3%)
22,465	Fidelity Prime Money Market Fund - Institutional Class	22,474
22,432	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	22,432

	TOTAL SHORT TERM INVESTMENTS (Cost $44,906)	44,906

TOTAL INVESTMENTS (102.2%) (Cost $13,032,711)		14,320,031

LIABILITIES, LESS OTHER ASSETS (-2.2%)		(312,322)

NET ASSETS (100.0%)		$14,007,709

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-3.4%) #
	Consumer Discretionary (0.0%)
3	Macy’s, Inc. Call, 03/03/17, Strike $31.00	(254)

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE
2	Michael Kors Holdings, Ltd. Call, 03/03/17, Strike $44.50	$(300)

		(554)

	Information Technology (0.0%)
2	Akamai Technologies, Inc. Call, 02/10/17, Strike $70.00	(494)
9	Micron Technology, Inc. Call, 03/03/17, Strike $25.00	(594)
1	NVIDIA Corp. Call, 03/03/17, Strike $112.00	(505)
2	Western Digital Corp. Call, 03/03/17, Strike $78.00	(765)

		(2,358)

	Materials (0.0%)
3	Newmont Mining Corp. Call, 03/03/17, Strike $38.00	(301)

	Other (-3.4%)
	S&P 500 Index
14	Put, 02/15/17, Strike $2,125.00	(2,030)
14	Call, 03/31/17, Strike $2,300.00	(36,330)
14	Call, 12/15/17, Strike $2,300.00	(143,780)
14	Call, 12/15/17, Strike $2,200.00	(229,600)
7	Call, 02/15/17, Strike $2,285.00	(8,645)
7	Call, 12/15/17, Strike $2,375.00	(45,710)
2	Call, 03/31/17, Strike $2,325.00	(3,090)

		(469,185)

	TOTAL WRITTEN OPTIONS (Premium $416,480)	(472,398)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $3,871,430.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (64.5%)
		Consumer Discretionary (10.9%)
145,800		D.R. Horton, Inc.~	$4,360,878
23,500		Expedia, Inc.	2,857,365
99,000		General Motors Company, Inc.~	3,624,390
3,500		Priceline Group, Inc.~#	5,512,955

			16,355,588

		Energy (1.7%)
280,100	GBP	Gulf Keystone Petroleum, Ltd.#	450,147
92,500		Kinder Morgan, Inc.	2,066,450

			2,516,597

		Financials (27.3%)
46,500		American Express Company~	3,551,670
181,400		Bank of America Corp.	4,106,896
52,100		Capital One Financial Corp.~	4,553,019
77,000		Citigroup, Inc.~	4,298,910
69,000		Discover Financial Services~	4,780,320
24,300		Goldman Sachs Group, Inc.~	5,572,476
41,866	EUR	ING Groep, NV	601,445
318,363	EUR	Intesa Sanpaolo, S.p.A	747,790
66,300		JPMorgan Chase & Company~	5,610,969
91,500		Morgan Stanley	3,887,835
200,000		UBS Group, AG	3,222,000

			40,933,330

		Health Care (0.9%)
6,200		Allergan, PLC#	1,357,118

		Industrials (8.6%)
108,000		Air Lease Corp.~	3,929,040
86,500		Delta Air Lines, Inc.~	4,086,260
67,780	GBP	easyJet, PLC	812,551
58,800		United Continental Holdings, Inc.~#	4,143,636

			12,971,487

		Information Technology (12.8%)
5,300		Alphabet, Inc. - Class A~#	4,347,007
37,700		Apple, Inc.~	4,574,895
52,100		JinkoSolar Holding Company, Ltd.#^	746,072
626,900	EUR	Nokia Corp.	2,814,886
101,500		Pandora Media, Inc.#^	1,319,500
133,500		PayPal Holdings, Inc.~#	5,310,630

			19,112,990

		Real Estate (2.3%)
111,900		CBRE Group, Inc.#	3,397,284

		TOTAL COMMON STOCKS (Cost $88,191,981)	96,644,394

EXCHANGE-TRADED FUNDS (28.0%)
		Other (28.0%)
916,500		Global X MSCI Greece ETF	6,937,905
142,300		iShares MSCI India ETF	4,035,628
212,000		iShares MSCI Italy Capped ETF	5,032,880
129,200		iShares MSCI Mexico Capped ETF^	5,789,452

NUMBER OF SHARES		VALUE

195,000	VanEck Vectors Vietnam ETF^	$2,644,200
356,000	Vanguard FTSE Europe ETF	17,572,160

		42,012,225

	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,852,784)	42,012,225

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.5%) #
	Health Care (0.1%)
1,015	Health Care Select Sector SPDR Call, 02/17/17, Strike $70.50	71,557

	Information Technology (0.0%)
377	Apple, Inc. Put, 02/03/17, Strike $120.00	64,844
3,065	PayPal Holdings, Inc. Call, 02/17/17, Strike $44.00	6,130

		70,974

	Other (0.4%)
5,850	iPath S&P 500 Vix Short-Term Fund Call, 02/17/17, Strike $20.50	383,175
2,250	SPDR S&P 500 ETF Trust Put, 02/17/17, Strike $224.00	194,625

		577,800

	TOTAL PURCHASED OPTIONS (Cost $1,179,561)	720,331

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (6.7%)
4,981,271	Fidelity Prime Money Market Fund - Institutional Class	4,983,263
4,981,883	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4,981,883

	TOTAL SHORT TERM INVESTMENTS (Cost $9,965,146)	9,965,146

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.1%)
2,258,897	Deutsche Bank Securities, Inc.† 0.520%, 02/01/17	2,258,897
846,465	Goldman Sachs Financial Square Prime Obligations Fund	846,465

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $3,105,362)	3,105,362

See accompanying Notes to Schedule of Investments

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

	TOTAL INVESTMENTS (101.8%) (Cost $144,294,834)	152,447,458

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.1%)		$(3,105,362)

OTHER ASSETS, LESS LIABILITIES (0.3%)		440,296

NET ASSETS (100.0%)		$149,782,392

NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-3.4%) #
	Consumer Staples (-1.4%)
(33,800)	Colgate-Palmolive Company	(2,182,804)

	Telecommunication Services (-2.0%)
(70,000)	AT&T, Inc.	(2,951,200)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $5,204,505)	(5,134,004)

EXCHANGE-TRADED FUNDS SOLD SHORT (-57.1%) #
	Other (-57.1%)
(111,600)	Consumer Staples Select Sector SPDR Fund	(5,869,044)
(203,000)	Health Care Select Sector SPDR Fund	(14,315,560)
(256,500)	iShares Edge MSCI Min Vol USA ETF	(11,745,135)
(23,700)	iShares NASDAQ Biotechnology ETF	(6,590,259)
(206,500)	SPDR S&P 500 ETF Trust	(46,984,945)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $84,698,576)	(85,504,943)

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-0.4%) #
	Health Care (0.0%)
1,015	Health Care Select Sector SPDR Put, 03/17/17, Strike $65.00	(20,807)

	Information Technology (0.0%)
565	Apple, Inc. Put, 02/17/17, Strike $113.00	(26,838)

	Other (-0.4%)
470	Global Payments, Inc. Put, 02/17/17, Strike $80.00	(152,750)
	iPath S&P 500 Vix Short-Term Fund
5,850	Call, 02/03/17, Strike $20.00	(134,550)
5,850	Call, 02/17/17, Strike $24.00	(128,700)
2,250	SPDR S&P 500 ETF Trust Put, 03/17/17, Strike $215.00	(210,375)

		(626,375)

	TOTAL WRITTEN OPTIONS (Premium $933,278)	(674,020)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $46,425,678.
#	Non-income producing security.
^	Security, or portion of security, is on loan.
†	Repurchase agreement collateralized by the following security: 2,308,622 United States Treasury Note, 1.875%, 08/31/22.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of sixteen series, Growth Fund, Opportunistic Value Fund, Dividend Growth Fund, International Growth Fund, Evolving World Growth Fund, Emerging Market Equity Fund, Global Equity Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, Global Convertible Fund, Total Return Bond Fund, High Income Fund, Market Neutral Income Fund, Hedged Equity Income Fund, and Phineus Long/Short Fund (commenced operations on April 5, 2016), (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The Trust currently offers Class A, Class C, Class I and Class R shares of each of the Funds. Class B shares continue to be outstanding, but are no longer an offered class of shares.

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2017.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of January 31, 2017, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 — Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at January 31, 2017 was as follows:*

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Growth Fund	$1,431,713,698	$360,758,443	$(27,278,372)	$333,480,071
Opportunistic Value Fund	52,402,253	7,180,278	(1,103,529)	6,076,749
Dividend Growth Fund	25,935,096	3,941,637	(492,014)	3,449,623
International Growth Fund	265,827,276	31,414,827	(6,973,860)	24,440,967
Evolving World Growth Fund	295,319,845	36,691,262	(8,942,095)	27,749,167
Emerging Market Equity Fund	12,772,534	1,294,983	(523,795)	771,188
Global Equity Fund	101,209,345	23,027,080	(1,634,726)	21,392,354
Growth and Income Fund	1,774,943,093	384,076,726	(37,121,331)	346,955,395
Global Growth and Income Fund	217,176,044	25,373,934	(5,875,854)	19,498,080
Convertible Fund	596,047,297	56,380,871	(24,073,258)	32,307,613
Global Convertible Fund	81,622,445	5,379,556	(3,222,668)	2,156,888
Total Return Bond Fund	85,970,738	1,292,472	(849,970)	442,502
High Income Fund	69,086,281	1,821,745	(2,081,032)	(259,287)
Market Neutral Income Fund	3,840,285,369	648,561,744	(228,941,795)	419,619,949
Hedged Equity Income Fund	13,032,711	1,584,396	(297,076)	1,287,320
Phineus Long/Short Fund	144,294,834	10,258,060	(2,105,436)	8,152,624

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 — Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 — Securities Lending

The Funds may loan one or more of their securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The additional return is disclosed on a net basis as Securities lending income in the Statement of Operations. Upon receipt of cash or cash equivalent collateral, the Funds’ securities lending agent invests the collateral into short term investments, including repurchase agreements, or an interest bearing custodial account following investment guidelines approved by Calamos Advisors. The Funds record on a agross basis the investment of collateral as an asset (Investments in securities, at value or Restricted cash for collateral on securities loaned) and the value of the collateral as a liability (Collateral for securities loaned) on the Statements of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds will pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds’ security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities.

The following table indicates the total amount of securities loaned by asset class, reconciled to the gross liability payable upon return of the securities loaned by the Funds as of January 31, 2017.

	Value of securities on loan to	Amount of collateral held in short term Investments and restricted cash by asset class on loan			Excess Amount Due to
Fund	broker-dealers and banks	Equity	Fixed Income	Total	Counterparty
Growth Fund	$13,625,110	$13,848,822	—	$13,848,822	$223,712
Opportunistic Value Fund	192,500	195,711	—	195,711	3,211
International Growth Fund	3,550,149	3,579,300	—	3,579,300	29,151
Evolving World Growth Fund	1,382,576	1,416,800	—	1,416,800	34,224
Emerging Market Equity Fund	18,586	19,800	—	19,800	1,214
Global Equity Fund	556,200	580,500	—	580,500	24,300
Growth and Income Fund	49,361,963	72,314	50,624,030	50,696,344	1,334,381
Global Growth and Income Fund	7,167,884	—	7,323,940	7,323,940	156,056
Convertible Fund	33,534,134		34,300,875	34,300,875	766,741
Global Convertible Fund	2,531,262	—	2,577,468	2,577,468	46,206
Total Return Bond Fund	232,896	240,840	—	240,840	7,944
High Income Fund	3,453,919	—	3,606,357	3,606,357	152,438
Market Neutral Income Fund	22,238,532	172,882	22,538,032	22,710,914	472,382
Phineus Long/Short Fund	5,891,822	6,052,100	—	6,052,100	160,278

Repurchase agreements involve a Fund purchasing securities from a seller, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. Collateral investments in repurchase agreements are collateralized by U.S. Treasury Bonds. The U.S. Treasury Bonds are held in a custody account at Citibank N.A., the Funds’ securities lending agent, on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Bonds can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA. Repurchase agreements held as of January 31, 2017 are reflected in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Note 5 — Fair Value Measurements

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$1,653,814,551	$—	$—	$1,653,814,551
Short Term Investments	104,273,321	—	—	104,273,321
Investment of Cash Collateral For Securities Loaned	7,105,897	—	—	7,105,897

TOTAL	$1,765,193,769	$—	$—	$1,765,193,769

	OPPORTUNISTIC VALUE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$58,255,128	$—	$—	$58,255,128
Short Term Investments	123,454	—	—	123,454
Investment of Cash Collateral For Securities Loaned	100,420	—	—	100,420

TOTAL	$58,479,002	$—	$—	$58,479,002

	DIVIDEND GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$29,384,475	$—	$—	$29,384,475
Short Term Investments	244	—	—	244

TOTAL	$29,384,719	$—	$—	$29,384,719

	INTERNATIONAL GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks Foreign	$40,722,202	$205,142,670	$—	$245,864,872
Common Stocks U.S.	42,468,196	—	—	42,468,196
Purchased Options	98,151	—	—	98,151
Short Term Investments	468	—	—	468
Investment of Cash Collateral For Securities Loaned	1,836,556	—	—	1,836,556
Forward Foreign Currency Contracts	—	80,764	—	80,764

TOTAL	$85,125,573	$205,223,434	$—	$290,349,007

Liabilities:
Forward Foreign Currency Contracts	$—	$103,077	$—	$103,077

TOTAL	$—	$103,077	$—	$103,077

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1**	TRANSFERS IN TO LEVEL 2**	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Common Stock Foreign	$23,748,244	$24,335,269	$24,335,269	$23,748,244

TOTAL	$23,748,244	$24,335,269	$24,335,269	$23,748,244

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.
**	Transfers from Level 1 to Level 2 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	EVOLVING WORLD GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$47,755,761	$—	$47,755,761
Sovereign Bonds	—	3,413,032	—	3,413,032
Convertible Preferred Stocks	—	11,130,750	—	11,130,750
Common Stocks Foreign	81,955,594	119,187,529	—	201,143,123
Common Stocks U.S.	54,204,760	—	—	54,204,760
Purchased Options	1,378,290	—	—	1,378,290
Short Term Investments	3,316,329	—	—	3,316,329
Investment of Cash Collateral For Securities Loaned	726,967	—	—	726,967

TOTAL	$141,581,940	$181,487,072	$—	$323,069,012

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1**	TRANSFERS IN TO LEVEL 2**	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Common Stock Foreign	$45,793,088	$42,530,402	$42,530,402	$45,793,088

TOTAL	$45,793,088	$42,530,402	$42,530,402	$45,793,088

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.
**	Transfers from Level 1 to Level 2 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	EMERGING MARKET EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks Foreign	$5,242,135	$3,712,208	$—	$8,954,343
Common Stocks U.S.	4,167,242	—	—	4,167,242
Exchange-Traded Funds	276,718	—	—	276,718
Short Term Investments	135,260	—	—	135,260
Investment of Cash Collateral For Securities Loaned	10,159	—	—	10,159

TOTAL	$9,831,514	$3,712,208	$—	$13,543,722

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1**	TRANSFERS IN TO LEVEL 2**	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Common Stock Foreign	$2,783,714	$254,061	$254,061	$2,783,714

TOTAL	$2,783,714	$254,061	$254,061	$2,783,714

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.
**	Transfers from Level 1 to Level 2 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	GLOBAL EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$64,629,879	$—	$—	$64,629,879
Common Stocks Foreign	9,923,258	46,538,260	—	56,461,518
Short Term Investments	1,212,445	—	—	1,212,445
Investment of Cash Collateral For Securities Loaned	297,857	—	—	297,857

TOTAL	$76,063,439	$46,538,260	$—	$122,601,699

Liabilities:
Forward Foreign Currency Contracts	$—	$66,245	$—	$66,245

TOTAL	$—	$66,245	$—	$66,245

	TRANSFERS IN TO LEVEL 1**	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2**
Investments at Value:
Common Stocks Foreign	$6,941,689	$8,051,161	$8,051,161	$6,941,689

Total	$6,941,689	$8,051,161	$8,051,161	$6,941,689

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.
**	Transfers from Level 1 to Level 2 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$319,910,622	$—	$319,910,622
Corporate Bonds	—	168,485,875	—	168,485,875
U.S. Government and Agency Securities	—	21,943,561	—	21,943,561
Convertible Preferred Stocks	160,339,115	41,591,367	—	201,930,482
Common Stocks U.S.	1,354,629,832	—	—	1,354,629,832
Exchange-Traded Funds	5,199,909	—	—	5,199,909
Purchased Options	1,010,160	—	—	1,010,160
Short Term Investments	22,775,510	—	—	22,775,510
Investment of Cash Collateral For Securities Loaned	26,012,537	—	—	26,012,537

TOTAL	$1,569,967,063	$551,931,425	$—	$2,121,898,488

Liabilities:
Written Options	$165,815	$—	$—	$165,815

TOTAL	$165,815	$—	$—	$165,815

	GLOBAL GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$78,227,250	$—	$78,227,250
Synthetic Convertible Securities (Corporate Bonds)	—	4,889,094	—	4,889,094
Synthetic Convertible Securities (Purchased Options)	694,907	—	—	694,907
Convertible Preferred Stocks	12,085,104	3,710,250	—	15,795,354
Common Stocks U.S.	79,509,954	—	—	79,509,954
Common Stocks Foreign	7,818,393	44,240,415	—	52,058,808
Sovereign Bonds	—	1,186,111	—	1,186,111
Purchased Options	553,255	—	—	553,255
Short Term Investments	1,442	—	—	1,442
Investment of Cash Collateral For Securities Loaned	3,757,949	—	—	3,757,949

TOTAL	$104,421,004	$132,253,120	$—	$236,674,124

Liabilities:
Written Options	$140,055	$—	$—	$140,055
Forward Foreign Currency Contracts	—	63,447	—	63,447

TOTAL	$140,055	$63,447	$—	$203,502

	TRANSFERS IN TO LEVEL 1**	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2**
Investments at Value:
Common Stocks Foreign	$7,840,587	$7,215,184	$7,215,184	$7,840,587

Total	$7,840,587	$7,215,184	$7,215,184	$7,840,587

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.
**	Transfers from Level 1 to Level 2 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$433,242,640	$—	$433,242,640
Synthetic Convertible Securities (Corporate Bonds)	—	12,190,937	—	12,190,937
Synthetic Convertible Securities (Purchased Options)	955,813	—	—	955,813
Convertible Preferred Stocks	121,599,035	13,607,062	—	135,206,097
Common Stocks U.S.	20,207,004	—	—	20,207,004
Short Term Investments	8,952,476	—	—	8,952,476
Investment of Cash Collateral For Securities Loaned	17,599,943	—	—	17,599,943

TOTAL	$169,314,271	$459,040,639	$—	$628,354,910

Liabilities:
Forward Foreign Currency Contract	$—	$11,508	$—	$11,508

TOTAL	$—	$11,508	$—	$11,508

	GLOBAL CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$61,494,150	$—	$61,494,150
Synthetic Convertible Securities (Corporate Bonds)	—	6,231,330	—	6,231,330
Synthetic Convertible Securities (Purchased Options)	1,181,102	—	—	1,181,102
Convertible Preferred Stocks	11,041,533	661,661	—	11,703,194
Short Term Investments	1,847,045	—	—	1,847,045
Investment of Cash Collateral For Securities Loaned	1,322,511	—	—	1,322,511

TOTAL	$15,392,191	$68,387,141	$—	$83,779,332

	TOTAL RETURN BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$78,424,661	$—	$78,424,661
U.S. Government and Agency Securities	—	7,861,936	—	7,861,936
Short Term Investments	3,067	—	—	3,067
Investment of Cash Collateral For Securities Loaned	123,576	—	—	123,576

TOTAL	$126,643	$86,286,597	$—	$86,413,240

	HIGH INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$63,126,943	$—	$63,126,943
Convertible Preferred Stocks	395,745	—	—	395,745
Short Term Investments	3,453,867	—	—	3,453,867
Investment of Cash Collateral For Securities Loaned	1,850,439	—	—	1,850,439

TOTAL	$5,700,051	$63,126,943	$—	$68,826,994

	MARKET NEUTRAL INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$1,651,685,980	$—	$1,651,685,980
Synthetic Convertible Securities (Corporate Bonds)	—	230,535,846	—	230,535,846
Synthetic Convertible Securities (Purchased Options)	4,556,400	—	—	4,556,400
Convertible Preferred Stocks	124,004,448	92,605,345	—	216,609,793
Common Stocks U.S.	1,999,002,553	—	—	1,999,002,553
Exchange-Traded Funds	34,584,560	—	—	34,584,560
Purchased Options	5,065,473	—	—	5,065,473
Short Term Investments	106,211,635	—	—	106,211,635
Investment of Cash Collateral For Securities Loaned	11,653,078	—	—	11,653,078

TOTAL	$2,285,078,147	$1,974,827,171	$—	$4,259,905,318

Liabilities:
Common Stocks Sold Short U.S.	$1,189,564,272	$—	$—	$1,189,564,272
Common Stocks Sold Short Foreign	—	20,005,372	—	20,005,372
Written Options	70,537,585	—	—	70,537,585

TOTAL	$1,260,101,857	$20,005,372	$—	$1,280,107,229

	HEDGED EQUITY INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$13,777,080	$—	$—	$13,777,080
Exchange-Traded Funds	439,133	—	—	439,133
Purchased Options	58,912	—	—	58,912
Short Term Investments	44,906	—	—	44,906

TOTAL	$14,320,031	$—	$—	$14,320,031

Liabilities:
Written Options	$472,398	$—	$—	$472,398

TOTAL	$472,398	$—	$—	$472,398

	PHINEUS LONG/SHORT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$91,217,575	$—	$—	$91,217,575
Common Stocks Foreign	450,147	4,976,672	—	5,426,819
Exchange-Traded Funds	42,012,225	—	—	42,012,225
Purchased Options	720,331	—	—	720,331
Short Term Investments	9,965,146	—	—	9,965,146
Investment of Cash Collateral For Securities Loaned	3,105,362	—	—	3,105,362

TOTAL	$147,470,786	$4,976,672	$—	$152,447,458

Liabilities:
Common Stocks Sold Short U.S.	$5,134,004	$—	$—	$5,134,004
Exchange-Traded Funds Sold Short	85,504,943	—	—	85,504,943
Written Options	674,020	—	—	674,020

TOTAL	$91,312,967	$—	$—	$91,312,967

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 3, 2017

By:	/s/ Thomas Herman
Name:	Thomas Herman
Title:	Principal Financial Officer
Date:	March 3, 2017